UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-7023

Name of Registrant:	Vanguard Balanced Index Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2005 - June 30, 2005

Item 1:	Reports to Shareholders

Balanced Index Fund

June 30, 2005

CONTENTS

 1 CHAIRMAN'S LETTER
 6 FUND PROFILE
 8 GLOSSARY OF INVESTMENT TERMS
10 PERFORMANCE SUMMARY
11 FINANCIAL STATEMENTS
25 ABOUT YOUR FUND'S EXPENSES
27 ADVISORY AGREEMENT

SUMMARY

• The Investor Shares of Vanguard Balanced Index Fund returned 0.9% during the six months ended June 30, 2005. The return of our Admiral Shares was 1.0%. Both results were in line with that of the composite benchmark and ahead of the return of the average peer fund.
• Energy stocks were a bright spot in the stock portfolio during the period.
• Long-term bonds enjoyed a very strong run, attributable to foreign buyers’ and pension funds’ demand for yield and long durations.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

• Put your interests first at all times.
• Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.
• Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.
• Communicate candidly not only about the rewards of investing but also about the risks and costs.
• Maintain highly effective controls to safeguard your assets and protect your confidential information. • Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN’S LETTER

Dear Shareholder,

During a period when stocks floundered, much of the bond market rallied, even as rising short-term rates hurt the performance of short-term bonds. The Investor Shares of Vanguard Balanced Index Fund returned 0.9% during the six months ended June 30, 2005. (The fund’s Admiral Shares and Institutional Shares each returned 1.0% in the period.) The return was in line with that of the composite benchmark and ahead of the return of the average peer fund.

The 60% portion of the composite benchmark that captures stock performance changed to the Morgan Stanley Capital International® (MSCI®) US Broad Market Index as of May 31, 2005. The new benchmark incorporates many of Vanguard’s views of best practices in index construction. The Lehman Brothers Aggregate Bond Index continues to represent the benchmark’s 40% bond weighting.

Total Returns	Six Months Ended June 30, 2005

Vanguard Balanced Index Fund
Investor Shares	0.9%
Admiral Shares	1.0
Institutional Shares	1.0
Balanced Composite Index*	1.0
Average Balanced Fund**	0.4

*Made up of unmanaged benchmarks weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
**Derived from data provided by Lipper Inc.

At the end of June, the portfolio’s stock dividends and interest income together provided a yield of 2.63% for the Investor Shares. The adjacent table provides the total returns for your fund’s three share classes and its comparative yardsticks. Your fund’s change in share price and per-share distributions during the period appear on page 4.

STOCKS MADE LITTLE HEADWAY

Following a formidable rally to close out 2004, U.S. stocks at different times stumbled and surged during the first half of 2005, but the net

1

effect was a flat finish for the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Institutional Shares

This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Investors were cheered as home-buying activity remained high by historical standards, knowing that new homeowners fuel the economy by buying appliances and other home furnishings. But the market also faced headwinds: rising short-term interest rates and gas prices (which can curtail consumer spending), and mounting trade and budget deficits. Some analysts wondered whether even the home-buying spree was a problem, given signs that some buyers are speculating on real estate.

Value stocks—those with prices below average, given the companies’ book value and other criteria—prolonged their five-year roll of outperforming growth stocks, which dominated the market in the late 1990s. In a reversal of recent trends, returns for large-capitalization stocks topped those of the market’s smaller companies. International stocks outperformed their U.S. counterparts; however, a strengthening dollar wiped out most of that edge for U.S. investors. The dollar rallied as the gap between short-term interest rates in the States and in Europe widened.

Market Barometer	Total Returns Periods Ended June 30, 2005
	Six Months	One Year	Five Years*

Stocks
Russell 1000 Index (Large-caps)	0.1%	7.9%	-1.9%
Russell 2000 Index (Small-caps)	-1.3	9.4	5.7
Dow Jones Wilshire 5000 Index	0.0	8.4	-1.3
(Entire market)
MSCI All Country World Index
ex USA (International)	0.3	17.0	0.8

Bonds
Lehman Aggregate Bond Index	2.5%	6.8%	7.4%
(Broad taxable market)
Lehman Municipal Bond Index	2.9	8.2	6.9
Citigroup 3-Month Treasury Bill Index	1.3	2.0	2.5

CPI
Consumer Price Index	2.2%	2.5%	2.4%

*Annualized

THE BOND MARKET’S DICHOTOMY PERSISTED

The Lehman Aggregate Bond Index, which reflects the taxable investment-grade bond market, posted a 2.5% return during the six months. U.S. government and municipal issues performed best, while corporate securities matched the index return and mortgage-backed debt trailed.

2

The Federal Reserve Board raised the target federal funds rate in four equal steps, leaving it at 3.25% at the end of the period. The yield of the 3-month U.S. Treasury bill moved in sync, closing the period at 3.12%. Long-term rates didn’t follow. The yield of the 10-year Treasury note finished the period at 3.91%, a drop of 31 basis points (0.31 percentage point) over the six months. The yield of the 30-year Treasury bond fell 64 basis points to 4.19%.

A NARROW STOCK MARKET RESTRAINED THE FUND

Energy was a bright spot in a generally flat period for stocks, with the two sectors that focus on energy-related stocks producing gains well into the double digits. These sectors, representing integrated-oil companies and the equipment and service providers that cater to them, made up less than 10% of the fund’s equity holdings.

Three of the fund’s largest sectors—financial services, consumer discretionary, and technology—lost ground during the period as higher short-term interest rates and pessimism among investors took their toll. Financial services stocks, representing just over one-fifth of the fund’s equity holdings, were down –1.5%. A single stock—American International Group, which was in the news regularly as it underwent a management shake-up—accounted for much of the loss.

Annualized Expense Ratios:* Your fund compared with its peer group
	Investor Shares	Admiral Shares	Institutional Shares	Average Balanced Fund

Balanced
Index Fund	0.19%	0.11%	0.08%	1.28%

*Fund expense ratios reflect the six months ended June 30, 2005. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2004.

The stock portfolio as a whole returned –0.1%, while the fund’s bonds gained 2.5%. As noted above, the Fed’s increases in short-term rates had disparate effects across the bond maturity spectrum. The rising rates depressed the prices of short- and intermediate-term bonds, restraining their gains. However long-term bonds’ performance—exceeding 7%—benefited from the opposite dynamics. Rising rates for short-term bonds typically herald increases among longer-term rates, too, depressing the bonds’ prices. However, investors’ unexpectedly strong demand for yield in general and U.S. Treasury securities in particular supported the long end of the bond market.

3

THE FUND’S APPROACH HAS BEEN KEY TO ITS SUCCESS

In index portfolios, of course, the investment environment is really only a background. The fund’s main objective is to capture as much of the returns of its benchmarks—which do not incur any costs—as possible. On this point, the Balanced Index Fund was successful during the six months, as it has been since the fund’s 1992 inception. The fund’s success is attributable to two factors of which I am very proud:

• The skills of Vanguard’s Fixed Income and Quantitative Equity Groups, the fund’s advisors. The groups’ proprietary-trading and portfolio-construction methods have helped Vanguard become a leading provider of stock and bond index funds.

• Vanguard’s commitment to providing superior investments and services at fees that are among the lowest in our industry.

We are very careful with your money—that is how we are able to keep our costs so low while offering a range of investment products and services that we think are the best in the business.

Thank you for entrusting your hard-earned money to Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JULY 18, 2005

Your Fund's Performance at a Glance			December 31, 2004-June 30, 2005 Distributions Per Share
	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains

Balanced Index Fund
Investor Shares	$19.45	$19.40	$0.230	$0.000
Admiral Shares	19.45	19.40	0.238	0.000
Institutional Shares	19.46	19.40	0.241	0.000

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A CHANGE IN THE WAY WE LIST FUND HOLDINGS

As you will see when you turn to the Financial Statements, the lists of the funds’ investments are shorter than they used to be. This is because the Securities and Exchange Commission now permits mutual fund companies to publish an abbreviated list of fund holdings in semiannual and annual reports.

•The Statement of Net Assets now lists each fund’s 50 largest holdings, along with any other holdings that represent 1% or more of the fund’s assets.

• If you want to see a complete list of your fund’s securities, you can find it on our website at www.vanguard.com and at the SEC’s website (www.sec.gov). Or call us at 800-662-7447 to request a copy of the list.

We think the SEC decision is good news for shareholders because it allows us to highlight essential information while also helping us to save money for you. The list focuses on the securities that are most important to your fund and excludes details about smaller holdings that have a minimal impact on performance. And because the list is so much shorter, your fund will see substantial savings in printing and mailing costs and in the amount of paper we use.

Our reports continue to include the Fund Profiles, which provide an excellent overall snapshot of your fund and its top holdings.

5

FUND PROFILE

As of 6/30/2005

This Profile provides a snapshot of the fund’s characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 8 and 9.

BALANCED INDEX FUND

Total Fund Characteristics

Yield
Investor Shares	2.6%
Admiral Shares	2.7%
Institutional Shares	2.7%
Turnover Rate	30%*
Expense Ratio
Investor Shares	0.19%*
Admiral Shares	0.11%*
Institutional Shares	0.08%*
Short-Term Reserves	1%

Total Fund Volatility Measures
	Fund	Composite Index**	Fund	Broad Index†

R-Squared	1.00	1.00	0.96	1.00
Beta	0.99	1.00	0.56	1.00

Sector Diversification (% of equity portfolio)
	Fund	Broad Index†

Auto & Transportation	2%	2%
Consumer Discretionary	15	15
Consumer Staples	6	6
Financial Services	22	22
Health Care	13	13
Integrated Oils	5	5
Other Energy	4	4
Materials & Processing	4	4
Producer Durables	5	5
Technology	13	13
Utilities	7	7
Other	4	4

Ten Largest Stocks (% of equity portfolio)

ExxonMobil Corp.	2.7%
(oil)
General Electric Co.	2.7
(conglomerate)
Microsoft Corp.	1.8
(software)
Citigroup, Inc.	1.8
(banking)
Pfizer Inc.	1.5
(pharmaceuticals)
Johnson & Johnson	1.4
(pharmaceuticals)
Bank of America Corp.	1.4
(banking)
Intel Corp.	1.2
(electronics)
Altria Group, Inc.	1.0
(consumer products manufacturer)
American International Group, Inc.	0.9
(insurance)

Top Ten	16.4%

Top Ten as % of Total Net Assets	9.7%

“Ten Largest Stocks” excludes any equity index products.

Fund Asset Allocation

*Annualized. Turnover rate includes activity related to a change in the fund’s target index.
**Balanced Composite Index: Weighted 60% stocks and 40% bonds.
For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
†MSCI US Broad Market Index.

6

Equity Characteristics
	Fund	Broad Index*

Number of Stocks	3,705	3,998
Median Market Cap	$27.0B	$27.0B
Price/Earnings Ratio	19.1x	19.1x
Price/Book Ratio	2.7x	2.7x
Dividend Yield	1.7%	1.7%
Return on Equity	18.1%	18.2%
Earnings Growth Rate	11.1%	11.1%
Foreign Holdings	0.1%	0.2%

Fixed Income Characteristics
	Fund	Broad Index**

Number of Bonds	1,677	6,124
Yield to Maturity	4.5%†	4.5%
Average Coupon	5.6%	5.2%
Average Effective Maturity	6.8 years	6.8 years
Average Quality††	Aa1	Aa1
Average Duration	4.2 years	4.2 years

Distribution by Credit Quality†† (% of fixed income portfolio)

Aaa	77%
Aa	5
A	9
Baa	9

Total	100%

Sector Diversification ‡(% of fixed income portfolio)

Asset-Backed/Commercial Mortgage-Backed	4%
Finance	9
Foreign	4
Government Mortgage-Backed	35
Industrial	10
Treasury/Agency	36
Utilities	2

Total	100%

Equity Investment Focus

Fixed Income Investment Focus

*MSCI US Broad Market Index.
**Lehman Aggregate Bond Index.
†Before expenses.
††Moody’s Investors Service.
‡The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Visit our website at Vanguard.com
for regularly updated fund information.

7

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition on page 9). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund’s equity assets represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

8

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

9

PERFORMANCE SUMMARY

As of 6/30/2005

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

BALANCED INDEX FUND

Fiscal-Year Total Returns (%) December 31, 1994–June 30, 2005

	Balanced Index Fund Investor Shares			Composite Index*		Balanced Index Fund Investor Shares			Composite Index*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return

1995	24.0%	4.6%	28.6%	29.0%	2001	-6.3%	3.3%	-3.0%	-3.1%
1996	10.0	3.9	13.9	14.0	2002	-12.4	2.9	-9.5	-9.0
1997	18.2	4.0	22.2	22.4	2003	16.7	3.2	19.9	20.1
1998	14.3	3.6	17.9	18.1	2004	6.5	2.8	9.3	9.3
1999	10.2	3.4	13.6	13.4	2005	-0.3	1.2	0.9	1.0
2000	-5.1	3.1	-2.0	-2.2

*Weighted 60% stocks and 40% bonds. For stocks: the Dow Jones Wilshire 5000 Index through May 31, 2005; the MSCI US Broad Market Index thereafter. For bonds: the Lehman Aggregate Bond Index.
**Six months ended June 30, 2005.
Note: See Financial Highlights tables on pages 19–21 for dividend and capital gains information.

Average Annual Total Returns for periods ended June 30, 2005				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total

Balanced Index Fund
Investor Shares*	11/9/1992	7.76%	2.37%	5.55%	3.40%	8.95%
Admiral Shares	11/13/2000	7.85	3.31**	--	--	--
Institutional Shares	12/1/2000	7.88	3.80**	--	--	--

*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000. **Return since inception.

10

As of 6/30/2005

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS—INVESTMENTS SUMMARY

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s Net Assets. The total value of smaller holdings is reported as a single amount within each category. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement you will find a table displaying the composition of the fund’s net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website; Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Balanced Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Auto & Transportation
** Other--Auto & Transportation		$98,073	1.3%

Consumer Discretionary
Wal-Mart Stores, Inc.	841,016	40,537	0.5%
Home Depot, Inc.	727,054	28,282	0.4%
* Time Warner, Inc.	1,458,644	24,374	0.3%
** Other--Consumer Discretionary	570,336	7.6%

		663,529	8.8%

Consumer Staples
Altria Group, Inc.	679,056	43,908	0.6%
The Procter & Gamble Co.	793,406	41,852	0.6%
The Coca-Cola Co.	721,433	30,120	0.4%
PepsiCo, Inc.	556,000	29,985	0.4%
** Other--Consumer Staples	133,067	1.7%

		278,932	3.7%

Financial Services
Citigroup, Inc.	1,716,679	79,362	1.0%
Bank of America Corp.	1,336,343	60,951	0.8%
American International Group, Inc.	732,892	42,581	0.6%
JPMorgan Chase & Co.	1,178,426	41,622	0.6%
Wells Fargo & Co.	560,600	34,522	0.5%

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Balanced Index Fund	Shares	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Wachovia Corp.	530,644	$26,320	0.3%
American Express Co.	374,359	19,927	0.3%
Genworth Financial Inc.	75,532	2,283	0.0%
Student Loan Corp.	1,350	297	0.0%
** Other--Financial Services		687,896	9.1%

		995,761	13.2%

Health Care
Pfizer Inc.	2,468,053	68,069	0.9%
Johnson & Johnson	983,923	63,955	0.9%
* Amgen, Inc.	420,914	25,448	0.3%
Abbott Laboratories	516,014	25,290	0.3%
Merck & Co., Inc.	734,098	22,610	0.3%
UnitedHealth Group Inc.	433,246	22,589	0.3%
Medtronic, Inc.	399,912	20,711	0.3%
** Other--Health Care		333,241	4.4%

		581,913	7.7%

Integrated Oils
ExxonMobil Corp.	2,112,371	121,398	1.6%
Chevron Corp.	701,523	39,229	0.5%
ConocoPhillips Co.	438,106	25,187	0.3%
** Other--Integrated Oils		28,329	0.4%

		214,143	2.8%

Other Energy
** Other--Other Energy		165,461	2.2%

Materials & Processing
** Other--Materials & Processing		182,485	2.4%

Producer Durables
** Other--Producer Durables		206,931	2.7%

Technology
Microsoft Corp.	3,239,493	80,469	1.1%
Intel Corp.	2,059,951	53,682	0.7%
* Cisco Systems, Inc.	2,138,461	40,866	0.5%
International Business Machines Corp.	540,974	40,140	0.5%
* Dell Inc.	740,377	29,252	0.4%
Hewlett-Packard Co.	957,982	22,522	0.3%
** Other--Technology		315,540	4.2%

		582,471	7.7%

Utilities
Verizon Communications Inc.	916,100	31,651	0.4%
SBC Communications Inc.	1,096,081	26,032	0.3%
* Comcast Corp. Class A	649,878	19,951	0.3%
** Other--Utilities		235,195	3.1%

		312,829	4.1%

Other
General Electric Co.	3,497,328	121,182	1.6%
** Other--Other Securities		78,836	1.1%

		200,018	2.7%

TOTAL COMMON STOCKS
(Cost $3,533,264)		4,482,546	59.3%(1)

12

	Face Amount (000)	Market Value^ (000)	Percentage of Net Assets

U.S. GOVERNMENT AND AGENCY OBLIGATIONS

U.S. Government Securities
U.S. Treasury Bonds
8.750%, 5/15/2017	$27,275	$39,187	0.5%
8.875%, 2/15/2019	25,325	37,671	0.5%
7.625%, 11/15/2022	22,350	31,538	0.4%
8.875%, 8/15/2017	15,225	22,143	0.3%
5.250%-13.250%, 11/15/2012-8/15/2029	118,900	160,908	2.1%
U.S. Treasury Notes
7.000%, 7/15/2006	59,075	61,133	0.8%
3.375%, 10/15/2009	37,450	36,929	0.5%
6.000%, 8/15/2009	29,760	32,332	0.4%
2.500%, 9/30/2006	29,300	28,911	0.4%
3.000%, 12/31/2006	27,800	27,548	0.4%
4.250%, 8/15/2013	25,800	26,473	0.4%
3.750%, 3/31/2007	24,250	24,292	0.3%
3.250%, 1/15/2009	22,275	21,962	0.3%
4.250%, 11/15/2013	21,350	21,894	0.3%
2.750%, 8/15/2007	21,575	21,177	0.3%
2.375%-6.500%, 5/31/2006-5/15/2014	155,150	156,253	2.1%

		750,351	10.0%

Agency Bonds and Notes
Federal Home Loan Bank+
2.875%, 8/15/2006	28,000	27,724	0.4%
2.625%-7.625%, 8/15/2006-6/18/2014	50,175	52,984	0.7%
Federal Home Loan Mortgage Corp.+
2.750%-7.000%, 7/15/2006-3/15/2031	99,165	103,800	1.4%
Federal National Mortgage Assn.+
6.625%, 10/15/2007	21,500	22,780	0.3%
2.625%-7.250%, 11/15/2006-11/15/2030	84,695	92,573	1.2%
**Other--Agency Bonds and Notes		25,128	0.3%

		324,989	4.3%

Mortgage-Backed Securities
Federal Home Loan Mortgage Corp.+
(2)4.000%-10.000%, 11/1/2005-6/1/2035	383,235	387,676	5.1%
Federal National Mortgage Assn.+
(2)4.000%-10.500%, 6/1/2006-5/1/2035	476,309	482,638	6.4%
Government National Mortgage Assn
(2)4.500%-11.000%, 5/15/2008-6/15/2035	118,340	121,622	1.6%

	991,936	13.1%

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

(Cost $2,026,685)		2,067,276	27.4%

CORPORATE BONDS

Asset-Backed/Commercial
Mortgage-Backed Securities
Citicorp Lease Pass-Through Trust
(2)(3)8.040%, 12/15/2019	1,700	2,184	0.0%
**Other--Asset-Backed/Commercial
Mortgage-Backed Securities	194,927	2.6%

		197,111	2.6%

13

Balanced Index Fund	Face Amount (000)	Market Value^ (000)	Percentage of Net Assets

COMMON STOCKS

Finance
Banking
Citicorp Capital II
8.015%, 2/15/2027	$1,050	$1,140	0.0%
Citigroup, Inc.
4.125%-6.625%, 8/9/2006-12/11/2034	6,025	6,492	0.1%
Salomon Smith Barney Holdings Inc.
6.500%, 2/15/2008	3,300	3,502	0.0%
**Other--Banking		104,152	1.4%
**Brokerage		40,594	0.5%
Finance Companies
General Electric Capital Corp.
2.800%-6.750%, 1/15/2007-3/15/2032	17,850	18,614	0.3%
** Other--Finance Companies		38,636	0.5%
Insurance
GE Global Insurance Holdings Corp.
6.450%-7.750%, 3/1/2019-6/15/2030	975	1,068	0.0%
Genworth Financial, Inc.
4.750%-6.500%, 6/15/2009-6/15/2034	900	992	0.0%
**Other--Insurance	24,038	0.3%
**Real Estate Investment Trusts		12,455	0.2%
**Finance--Other		3,060	0.0%

		254,743	3.3%

Industrial
**Basic Industry		20,953	0.3%
Capital Goods
General Electric Co.
5.000%, 2/1/2013	2,125	2,194	0.0%
**Other--Capital Goods	35,679	0.5%
**Communication		76,586	1.0%
**Consumer Cyclical		60,011	0.8%
**Consumer Noncyclical		57,108	0.8%
**Energy		25,274	0.3%
**Technology		11,541	0.2%
**Transportation		17,429	0.2%
**Industrial--Other		869	0.0%

		307,644	4.1%

Utilities
**Electric		46,579	0.6%
**Natural Gas	12,199	0.2%

	58,778	0.8%

TOTAL CORPORATE BONDS
(Cost $801,422)		818,276	10.8%

14

Balanced Index Fund	Face Amount (000)	Market Value^ (000)	Percentage of Net Assets

SOVEREIGN BONDS (U.S. Dollar-Denominated)
**Sovereign Bonds--Other
(Cost $113,518)		$115,786	1.5%

TAXABLE MUNICIPAL BONDS
**Taxable Municipal Bonds--Other
(Cost $6,370)		7,108	0.1%

TEMPORARY CASH INVESTMENTS

U.S. Agency Obligations
Federal Home Loan Mortgage Corp.†
(4)3.002%-3.047%, 7/19/2005-7/20/2005	$5,000	4,992	0.1%
	Shares

Money Market Fund
Vanguard Market Liquidity Fund,
3.139††	88,698,699	88,699	1.2%
Vanguard Market Liquidity Fund,
3.139%††--Note E	20,203,495	20,203	0.2%
		108,902	1.4%

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $113,894)		113,894	1.5%(1)

TOTAL INVESTMENTS
(Cost $6,595,153)		7,604,886	100.6%

OTHER ASSETS AND LIABILITIES

Other Assets--Note B		108,224	1.4%
Liabilities--Note E		(154,371)	-2.0%

		(46,147)	-0.6%

NET ASSETS		$7,558,739	100.0%

^See Note A in Notes to Financial Statements.
*Non-income-producing security.
**Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets. †The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
††Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.7% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $20,748,000, representing 0.3% of net assets.
(4)Securities with a value of $4,992,000 have been segregated as initial margin for open futures contracts.

15

Balanced Index Fund	Amount (000)

AT JUNE 30, 2005, NET ASSETS CONSISTED OF:

Paid-in Capital	$6,712,893
Undistributed Net Investment Income	2,495
Accumulated Net Realized Losses	(166,764)
Unrealized Appreciation (Depreciation)
Investment Securities	1,009,733
Futures Contracts	(268)
Swap Contracts	650

NET ASSETS	$7,558,739

Investor Shares--Net Assets
Applicable to 240,541,813 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$4,666,883

NET ASSET VALUE PER SHARE--
INVESTOR SHARES	$19.40

Admiral Shares--Net Assets
Applicable to 53,869,386 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,045,198

NET ASSET VALUE PER SHARE--
ADMIRAL SHARES	$19.40

Institutional Shares--Net Assets
Applicable to 95,172,486 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	$1,846,658

NET ASSET VALUE PER SHARE--
INSTITUTIONAL SHARES	$19.40

See Note C in Notes to Financial Statements for the tax-basis components of net assets

16

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by the fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

Balanced Index Fund Six Months Ended June 30, 2005 (000)

INVESTMENT INCOME
Income
Dividends	$34,984
Interest	65,882
Security Lending	521

Total Income	101,387

Expenses
The Vanguard Group--Note B
Investment Advisory Services	95
Management and Administrative
Investor Shares	3,821
Admiral Shares	430
Institutional Shares	460
Marketing and Distribution
Investor Shares	384
Admiral Shares	77
Institutional Shares	151
Custodian Fees	93
Shareholders' Reports
Investor Shares	141
Admiral Shares	1
Institutional Shares	--
Trustees' Fees and Expenses	6

Total Expenses	5,659

NET INVESTMENT INCOME	95,728

REALIZED NET GAIN (LOSS)
Investment Securities Sold	(34,044)
Futures Contracts	1,867
Swap Contracts	1,768

REALIZED NET GAIN (LOSS)	(30,409)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	7,286
Futures Contracts	(477)
Swap Contracts	(19)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	6,790

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$72,109

17

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how the fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund’s net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	Balanced Index Fund
	Six Months Ended June 30, 2005 (000)	Year Ended Dec. 31, 2004 (000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$95,728	$175,339
Realized Net Gain (Loss)	(30,409)	(15,517)
Change in Unrealized Appreciation (Depreciation)	6,790	442,003

Net Increase (Decrease) in Net Assets Resulting from Operations	72,109	601,825

Distributions
Net Investment Income
Investor Shares	(55,527)	(115,741)
Admiral Shares	(12,642)	(23,851)
Institutional Shares	(21,693)	(41,123)
Realized Capital Gain
Investor Shares	--	--
Admiral Shares	--	--
Institutional Shares	--	--

Total Distributions	(89,862)	(180,715)

Capital Share Transactions--Note F
Investor Shares	6,128	505,942
Admiral Shares	92,449	148,245
Institutional Shares	194,051	431,962

Net Increase (Decrease) from Capital Share Transactions	292,628	1,086,149

Total Increase (Decrease)	274,875	1,507,259

Net Assets
Beginning of Period	7,283,864	5,776,605

End of Period	$7,558,739	$7,283,864

18

FINANCIAL HIGHLIGHTS

This table summarizes the fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

Balanced Index Fund Investor Shares

	Six Months Ended June 30,	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$19.45	$18.27	$15.65	$17.86	$19.08	$20.22

Investment Operations
Net Investment Income	.25	.49	.44	.52	.591	.645
Net Realized and Unrealized Gain (Loss) on Investments	(.07)	1.19	2.63	(2.21)	(1.189)	(1.038)

Total from Investment Operations	.18	1.68	3.07	(1.69)	(.598)	(.393)

Distributions
Dividends from Net Investment Income	(.23)	(.50)	(.45)	(.52)	(.597)	(.647)
Distributions from Realized Capital Gains	--	--	--	--	(.025)	(.100)

Total Distributions	(.23)	(.50)	(.45)	(.52)	(.622)	(.747)

Net Asset Value, End of Period	$19.40	$19.45	$18.27	$15.65	$17.86	$19.08

Total Return*	0.94%	9.33%	19.87%	-9.52%	-3.02%	-2.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,667	$4,674	$3,895	$2,990	$3,117	$3,586
Ratio of Total Expenses to Average Net Assets	0.19%**	0.20%	0.22%	0.22%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	2.59%**	2.66%	2.68%	3.14%	3.26%	3.30%
Portfolio Turnover Rate	30%†	26%	27%	40%	33%	28%

*Total return figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.
**Annualized.
†Annualized. Includes activity related to a change in the fund’s target index.

19

FINANCIAL HIGHLIGHTS (CONTINUED)

Balanced Index Fund Admiral Shares

	Six Months Ended June 30,	Year Ended December 31,				Nov. 13* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$19.45	$18.28	$15.65	$17.86	$19.08	$19.40

Investment Operations
Net Investment Income	.258	.497	.462	.529	.602	.088
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	1.190	2.630	(2.206)	(1.189)	(.129)

Total from Investment Operations	.188	1.687	3.092	(1.677)	(.587)	(.041)

Distributions
Dividends from Net Investment Income	(.238)	(.517)	(.462)	(.533)	(.608)	(.189)
Distributions from Realized Capital Gains	--	--	--	--	(.025)	(.090)

Total Distributions	(.238)	(.517)	(.462)	(.533)	(.633)	(.279)

Net Asset Value, End of Period	$19.40	$19.45	$18.28	$15.65	$17.86	$19.08

Total Return	0.99%	9.37%	20.02%	-9.45%	-2.96%	-0.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,045	$954	$750	$481	$471	$316
Ratio of Total Expenses to Average Net Assets	0.11%**	0.11%	0.15%	0.15%	0.15%	0.15%**
Ratio of Net Investment Income to
Average Net Assets	2.68%**	2.75%	2.74%	3.22%	3.32%	3.49%**
Portfolio Turnover Rate	30%†	26%	27%	40%	33%	28%

*Inception. **Annualized. †Annualized. Includes activity related to a change in the fund's target index.

20

Balanced Index Fund Institutional Shares

	Six Months Ended June 30,	Year Ended December 31,				Dec. 1* to Dec. 31,
For a Share Outstanding Throughout Each Period	2005	2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$19.46	$18.28	$15.65	$17.86	$19.08	$19.05

Investment Operations
Net Investment Income	.251	.512	.47	.54	.612	.056
Net Realized and Unrealized Gain (Loss) on Investments	(.070)	1.190	2.63	(2.21)	(1.189)	.253

Total from Investment Operations	.181	1.702	3.10	(1.67)	(.577)	.309

Distributions
Dividends from Net Investment Income	(.241)	(.522)	(.47)	(.54)	(.618)	(.189)
Distributions from Realized Capital Gains	--	--	--	--	(.025)	(.090)

Total Distributions	(.241)	(.522)	(.47)	(.54)	(.643)	(.279)

Net Asset Value, End of Period	$19.40	$19.46	$18.28	$15.65	$17.86	$19.08

Total Return	0.95%	9.45%	20.07%	-9.41%	-2.90%	1.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,847	$1,656	$1,131	$807	$599	$148
Ratio of Total Expenses to Average Net Assets	0.08%**	0.08%	0.10%	0.10%	0.10%	0.10%**
Ratio of Net Investment Income to
Average Net Assets	2.71%**	2.78%	2.79%	3.27%	3.37%	3.36%**
Portfolio Turnover Rate	30%†	26%	27%	40%	33%	28%

*Inception. **Annualized. †Annualized. Includes activity related to a change in the fund's target index.

NOTES TO FINANCIAL STATEMENTS

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $5 million. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

21

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market or sell futures contracts in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities. The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
 B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in

22

capital contributions to Vanguard. At June 30, 2005, the fund had contributed capital of $942,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.94% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $2,355,000 on swap contracts have been reclassified from accumulated net realized gains to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2004, the fund had available realized losses of $132,380,000 to offset future net capital gains of $5,524,000 through December 31, 2009, $60,536,000 through December 31, 2010, $31,567,000 through December 31, 2011, and $34,753,000 through December 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2005; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2005, net unrealized appreciation of investment securities for tax purposes was $1,009,733,000, consisting of unrealized gains of $1,315,908,000 on securities that had risen in value since their purchase and $306,175,000 in unrealized losses on securities that had fallen in value since their purchase.

At June 30, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	74	$22,117	$(298)
Russell 2000 Index	23	7,396	46
S&P MidCap 400 Index	5	1,721	(4)
E-mini S&P 500 Index	22	1,315	(12)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

23

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At June 30, 2005, the fund had the following open swap contracts:

Total Return Swaps
Reference Entity/Termination Date	Dealer*	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)

Commercial Mortgage-Backed Securities Index
7/1/2005	UBS	$45,000	2.97%	$187
7/31/2005	BA	44,000	3.12	182
8/31/2005	BA	5,000	3.04	21
Federal Home Loan Mortgage Corp., 5.5% 30-Year
8/31/2005	UBS	12,000	3.02	10
Federal National Mortgage Assn., 5.0% 15-Year
7/31/2005	UBS	6,000	3.14	28
Federal National Mortgage Assn., 5.0% 30-Year
7/31/2005	UBS	11,000	2.79	127
Federal National Mortgage Assn., 5.5% 30-Year
7/31/2005	UBS	18,000	3.14	87
8/31/2005	UBS	7,000	3.16	9
Federal National Mortgage Assn., 6.0% 30-Year
7/31/2005	UBS	5,000	3.09	(1)

				$650

*BA--Bank of America UBS--UBS Warburg **Based on one-month London InterBank Offered Rate (LIBOR)

D. During the six months ended June 30, 2005, the fund purchased $908,516,000 of investment securities and sold $680,140,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $586,465,000 and $548,495,000, respectively.

E. The market value of securities on loan to broker/dealers at June 30, 2005, was $17,997,000, for which the fund received cash collateral of $20,203,000.

F. Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
	Amount (000)	Shares (000)	Amount (000)	Shares (000)

Investor Shares
Issued	$458,313	23,848	$1,171,330	63,047
Issued in Lieu of Cash Distributions	53,357	2,788	111,080	5,931
Redeemed	(505,542)	(776,468)	(41,852)

Net Increase (Decrease)--Investor Shares	6,128	294	505,942	27,126

Admiral Shares
Issued	241,068	12,544	289,211	15,574
Issued in Lieu of Cash Distributions	11,384	594	21,469	1,146
Redeemed	(160,003)	(8,317)	(162,435)	(8,733)

Net Increase (Decrease)--Admiral Shares	92,449	4,821	148,245	7,987

Institutional Shares
Issued	260,326	13,504	562,908	30,231
Issued in Lieu of Cash Distributions	21,508	1,123	40,719	2,173
Redeemed	(87,783)	(4,565)	(171,665)	(9,198)

Net Increase (Decrease)--Institutional Shares	194,051	10,062	431,962	23,206

24

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Six Months Ended June 30, 2005
Balanced Index Fund	Beginning Account Value 12/31/2004	Ending Account Value 6/30/2005	Expenses Paid During Period*

Based on Actual Fund Return
Investor Shares	$1,000.00	$1,009.45	$0.95
Admiral Shares	1,000.00	1,009.87	0.55
Institutional Shares	1,000.00	1.009.51	0.40

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
Admiral Shares	1,000.00	1,024.25	0.55
Institutional Shares	1,000.00	1,024.40	0.40

*The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.11% for Admiral Shares, and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

25

ABOUT YOUR FUND’S EXPENSES (CONTINUED)

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

26

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of Vanguard Balanced Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the fund. The board determined that continuing the funds’ internalized management structure was in the best interests of the fund and its shareholders. The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the fund’s investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $600 billion in assets (stocks and bonds). Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth. The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s performance, including some of the data considered by the board, can be found in the “Performance Summary” section of this report.

COST

The Balanced Index Fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard Balanced Index Fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

27

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (133)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (133)	Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (133)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (133)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (130)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (133)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (133)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (133)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (133)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (133)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley
Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc.

The funds or securities referred to herein that are offered by The Vanguard Group and track an MSCI index are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. For such funds or securities, the prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information

This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

Institutional Investor
Services
800-523-1036

Text Telephone
800-952-3335

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q022 082005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: See Below

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

COMMON STOCKS (59.3%)(1)

Auto & Transportation (1.3%)
United Parcel Service, Inc.	199,271	13,782
FedEx Corp.	94,952	7,692
Ford Motor Co.	582,573	5,966
Burlington Northern Santa Fe Corp.	125,425	5,905
Union Pacific Corp.	82,388	5,339
General Motors Corp.	150,084	5,103
Harley-Davidson, Inc.	97,683	4,845
Norfolk Southern Corp.	131,373	4,067
PACCAR, Inc.	54,838	3,729
Southwest Airlines Co.	233,779	3,257
CSX Corp.	71,425	3,047
Genuine Parts Co.	58,074	2,386
Expeditors International of Washington, Inc.	35,541	1,770
C.H. Robinson Worldwide, Inc.	26,771	1,558
* Yellow Roadway Corp.	20,450	1,039
BorgWarner, Inc.	18,766	1,007
Oshkosh Truck Corp.	11,834	926
Gentex Corp.	49,254	896
* Laidlaw International Inc.	34,500	831
Lear Corp.	22,519	819
J.B. Hunt Transport Services, Inc.	40,768	787
* The Goodyear Tire & Rubber Co.	52,557	783
Delphi Corp.	167,698	780
CNF Inc.	17,350	779
Polaris Industries, Inc.	14,190	766
Dana Corp.	49,795	747
Tidewater Inc.	19,004	724
* Navistar International Corp.	21,082	675
* AMR Corp.	53,576	649
* Landstar System, Inc.	19,900	599
Alexander & Baldwin, Inc.	12,879	597
OMI Corp.	30,200	574
Overseas Shipholding Group Inc.	9,259	552
* JetBlue Airways Corp.	26,134	534
* Kansas City Southern	21,850	441
UTI Worldwide, Inc.	6,300	439
Cooper Tire & Rubber Co.	22,693	421
Overnite Corp.	9,509	409
Thor Industries, Inc.	12,482	392
ArvinMeritor, Inc.	20,981	373
American Axle & Manufacturing Holdings, Inc.	14,036	355
Winnebago Industries, Inc.	10,742	352
* Swift Transportation Co., Inc.	14,808	345
Florida East Coast Industries, Inc. Class A	7,837	339
Skywest, Inc.	18,500	336
Modine Manufacturing Co.	10,238	333
Werner Enterprises, Inc.	16,877	331
General Maritime Corp.	7,400	314
Heartland Express, Inc.	15,914	309
* Kirby Corp.	6,700	302
Forward Air Corp.	10,600	300
Wabash National Corp.	12,250	297
Knight Transportation, Inc.	12,010	292
* Aviall Inc.	9,175	290
Wabtec Corp.	12,914	277
* Pacer International, Inc.	12,300	268
* EGL, Inc.	13,127	267
* AirTran Holdings, Inc.	28,100	259
Visteon Corp.	42,552	257
* Continental Airlines, Inc. Class B	18,689	248

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Offshore Logistics, Inc.	7,500	246
* Tenneco Automotive, Inc.	14,660	244
Arkansas Best Corp.	7,500	239
* Alaska Air Group, Inc.	7,578	225
* TRW Automotive Holdings Corp.	9,000	221
* Genesee & Wyoming Inc. Class A	7,250	197
* TBC Corp.	6,900	187
* Fleetwood Enterprises, Inc.	18,200	185
Bandag, Inc.	3,929	181
Superior Industries International, Inc.	7,479	177
* Old Dominion Freight Line, Inc.	6,500	174
* AAR Corp.	10,700	168
Monaco Coach Corp.	9,194	158
* RailAmerica, Inc.	12,096	144
* Delta Air Lines, Inc.	38,082	143
* Gulfmark Offshore, Inc.	4,900	134
* Hub Group, Inc.	5,263	132
* Keystone Automotive Industries, Inc.	5,211	129
Sea Containers Ltd. Class A	7,700	123
* Frontier Airlines, Inc.	11,700	121
* Northwest Airlines Corp. Class A	25,473	116
* Aftermarket Technology Corp.	6,629	116
The Greenbrier Cos., Inc.	3,900	106
* Commercial Vehicle Group Inc.	5,912	105
* Hayes Lemmerz International, Inc.	14,200	101
Todd Shipyards Corp.	4,796	91
* Mesa Air Group Inc.	13,000	87
* Marten Transport, Ltd.	4,000	84
* ExpressJet Holdings, Inc.	9,800	83
* Strattec Security Corp.	1,531	83
Arctic Cat, Inc.	4,000	82
* SCS Transportation, Inc.	4,551	81
Marine Products Corp.	5,136	75
Maritrans Inc.	2,600	70
Sauer-Danfoss, Inc.	3,900	69
* America West Holdings Corp. Class B	11,533	69
* Quantum Fuel Systems Technologies Worldwide, Inc.	13,700	68
* Pinnacle Airlines Corp.	7,373	63
Standard Motor Products, Inc.	4,700	62
* Republic Airways Holdings Inc.	4,114	59
Coachmen Industries, Inc.	4,740	59
* Miller Industries, Inc.	4,346	56
Titan International, Inc.	4,000	56
* Quality Distribution Inc.	5,726	51
* P.A.M. Transportation Services, Inc.	2,960	50
* Covenant Transport, Inc.	3,406	45
* Seabulk International, Inc.	1,956	42
* Dynamex Inc.	2,400	41
Spartan Motors, Inc.	3,729	40
* MAIR Holdings, Inc.	4,441	39
* Petroleum Helicopters, Inc.	1,643	39
* Stoneridge, Inc.	5,600	37
* Impco Technologies Inc.	6,885	33
* Dura Automotive Systems, Inc.	7,493	32
* Frozen Food Express Industries, Inc.	2,500	28
Noble International, Ltd.	1,100	26
* U.S. Xpress Enterprises, Inc.	2,100	25
* International Shipholding Corp.	1,442	21
* Celadon Group Inc.	1,200	20
Quixote Corp.	800	16
* Odyssey Marine Exploration, Inc.	2,300	11
* R&B, Inc.	800	11
* Hawaiian Holdings, Inc.	2,700	11

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* FLYI, Inc.	13,323	10
* Central Freight Lines, Inc.	3,820	10
* USA Truck, Inc.	300	7
* Raytech Corp.	1,767	2
* Allied Holdings, Inc.	2,911	1

		98,073

Consumer Discretionary (8.8%)
Wal-Mart Stores, Inc.	841,016	40,537
Home Depot, Inc.	727,054	28,282
* Time Warner, Inc.	1,458,644	24,374
The Walt Disney Co.	677,532	17,060
* Google Inc.	53,964	15,874
Viacom Inc. Class B	493,032	15,787
Gillette Co.	311,277	15,760
Target Corp.	281,947	15,341
* Yahoo! Inc.	412,042	14,277
Lowe's Cos., Inc.	243,321	14,166
The News Corp., Inc.	819,906	13,266
McDonald's Corp.	416,601	11,561
* eBay Inc.	329,480	10,876
Kimberly-Clark Corp.	159,601	9,989
* Liberty Media Corp.	842,239	8,582
Carnival Corp.	147,161	8,028
Cendant Corp.	348,834	7,803
Costco Wholesale Corp.	156,656	7,021
* Starbucks Corp.	132,175	6,828
Best Buy Co., Inc.	92,516	6,342
Gannett Co., Inc.	84,613	6,019
Avon Products, Inc.	156,729	5,932
* Electronic Arts Inc.	102,238	5,788
* Kohl's Corp.	102,153	5,711
The McGraw-Hill Cos., Inc.	126,320	5,590
NIKE, Inc. Class B	61,755	5,348
Waste Management, Inc.	188,513	5,342
Staples, Inc.	246,285	5,251
* Sears Holdings Corp.	34,546	5,177
Yum! Brands, Inc.	97,280	5,066
Clear Channel Communications, Inc.	161,757	5,003
J.C. Penney Co., Inc. (Holding Co.)	94,484	4,968
Omnicom Group Inc.	61,824	4,937
Marriott International, Inc. Class A	63,103	4,305
* Coach, Inc.	126,920	4,261
* Bed Bath & Beyond, Inc.	100,459	4,197
Harrah's Entertainment, Inc.	57,727	4,160
Federated Department Stores, Inc.	56,063	4,108
Starwood Hotels & Resorts Worldwide, Inc.	69,420	4,066
* Apollo Group, Inc. Class A	51,978	4,066
The Gap, Inc.	203,528	4,020
* DirecTV Group, Inc.	252,271	3,910
TJX Cos., Inc.	160,147	3,900
* Liberty Global Inc. Class A	79,230	3,698
May Department Stores Co.	92,054	3,697
* Amazon.com, Inc.	101,592	3,361
* IAC/InterActiveCorp	138,397	3,328
International Game Technology	114,619	3,227
Hilton Hotels Corp.	121,911	2,908
Tribune Co.	73,778	2,596
* Sirius Satellite Radio, Inc.	398,252	2,581
Eastman Kodak Co.	95,271	2,558
* Fisher Scientific International Inc.	39,013	2,532
Mattel, Inc.	137,798	2,522

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* XM Satellite Radio Holdings, Inc.	73,901	2,488
Black & Decker Corp.	27,284	2,451
* VeriSign, Inc.	84,213	2,422
Limited Brands, Inc.	113,000	2,420
Nordstrom, Inc.	35,044	2,382
* Office Depot, Inc.	103,805	2,371
R.R. Donnelley & Sons Co.	68,006	2,347
Newell Rubbermaid, Inc.	91,425	2,180
EchoStar Communications Corp. Class A	71,759	2,164
* Univision Communications Inc.	76,256	2,101
* Chico's FAS, Inc.	59,264	2,032
Abercrombie & Fitch Co.	28,863	1,983
* Toys R Us, Inc.	71,603	1,896
Dollar General Corp.	92,545	1,884
Cintas Corp.	48,627	1,877
Michaels Stores, Inc.	44,916	1,858
* AutoZone Inc.	20,000	1,849
Wendy's International, Inc.	37,861	1,804
Republic Services, Inc. Class A	49,856	1,795
Royal Caribbean Cruises, Ltd.	36,380	1,759
Harman International Industries, Inc.	21,486	1,748
* Interpublic Group of Cos., Inc.	140,116	1,707
VF Corp.	29,685	1,699
Leggett & Platt, Inc.	63,458	1,687
* MGM Mirage, Inc.	41,950	1,660
Estee Lauder Cos. Class A	42,326	1,656
Darden Restaurants Inc.	50,201	1,656
Tiffany & Co.	48,463	1,588
* Advance Auto Parts, Inc.	24,590	1,587
Knight Ridder	25,566	1,568
Whirlpool Corp.	22,243	1,559
Washington Post Co. Class B	1,824	1,523
* Telewest Global, Inc.	65,127	1,484
PETsMART, Inc.	48,603	1,475
* Mohawk Industries, Inc.	17,692	1,460
Liz Claiborne, Inc.	36,229	1,440
New York Times Co. Class A	45,908	1,430
Ross Stores, Inc.	48,815	1,411
Foot Locker, Inc.	51,832	1,411
Family Dollar Stores, Inc.	52,984	1,383
Robert Half International, Inc.	54,615	1,364
E.W. Scripps Co. Class A	27,336	1,334
Fastenal Co.	21,473	1,315
* Williams-Sonoma, Inc.	33,117	1,310
ServiceMaster Co.	96,621	1,294
* Getty Images, Inc.	17,073	1,268
CDW Corp.	22,123	1,263
Jones Apparel Group, Inc.	40,640	1,261
* AutoNation, Inc.	61,377	1,259
The Stanley Works	27,385	1,247
* Career Education Corp.	34,038	1,246
* Lamar Advertising Co. Class A	28,541	1,221
Manpower Inc.	30,065	1,196
* ChoicePoint Inc.	29,564	1,184
* Brinker International, Inc.	29,467	1,180
RadioShack Corp.	50,237	1,164
American Eagle Outfitters, Inc.	37,270	1,142
GTECH Holdings Corp.	38,488	1,125
Alberto-Culver Co. Class B	25,855	1,120
The Neiman Marcus Group, Inc. Class A	11,555	1,120
Hasbro, Inc.	53,115	1,104
Circuit City Stores, Inc.	63,783	1,103
* Monster Worldwide Inc.	37,703	1,081

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* O'Reilly Automotive, Inc.	35,124	1,047
Station Casinos, Inc.	15,375	1,021
* Activision, Inc.	61,684	1,019
The Corporate Executive Board Co.	12,949	1,014
Aramark Corp. Class B	38,275	1,010
* Iron Mountain, Inc.	32,405	1,005
Outback Steakhouse	22,049	997
International Flavors & Fragrances, Inc.	26,764	969
* Pixar, Inc.	19,338	968
* CarMax, Inc.	34,721	925
* Urban Outfitters, Inc.	16,200	918
Sabre Holdings Corp.	45,122	900
Service Corp. International	109,881	881
* The Cheesecake Factory	24,692	858
* Dollar Tree Stores, Inc.	35,668	856
Polo Ralph Lauren Corp.	19,698	849
* Penn National Gaming, Inc.	23,076	842
* ITT Educational Services, Inc.	15,402	823
Belo Corp. Class A	32,850	787
* Wynn Resorts Ltd.	16,420	776
* Barnes & Noble, Inc.	19,893	772
* BJ's Wholesale Club, Inc.	23,366	759
* Timberland Co.	18,968	734
Applebee's International, Inc.	27,139	719
* Tech Data Corp.	19,559	716
* Weight Watchers International, Inc.	13,836	714
* Education Management Corp.	20,983	708
* Saks Inc.	37,151	705
OfficeMax, Inc.	23,557	701
* Laureate Education Inc.	14,566	697
The Brink's Co.	19,122	688
Claire's Stores, Inc.	28,341	682
* Convergys Corp.	47,169	671
Boyd Gaming Corp.	13,056	668
Snap-On Inc.	19,235	660
* R.H. Donnelley Corp.	10,480	650
Reebok International Ltd.	15,488	648
Adesa, Inc.	29,180	635
Borders Group, Inc.	25,017	633
* Valassis Communications, Inc.	17,048	632
* Quiksilver, Inc.	39,340	629
Meredith Corp.	12,789	627
CBRL Group, Inc.	16,057	624
* Sonic Corp.	20,194	617
Dex Media, Inc.	25,100	613
* Allied Waste Industries, Inc.	77,175	612
SCP Pool Corp.	17,378	610
* Panera Bread Co.	9,600	596
* Waste Connections, Inc.	15,900	593
* Gaylord Entertainment Co.	12,740	592
* Scientific Games Corp.	21,894	590
Regis Corp.	15,012	587
* Take-Two Interactive Software, Inc.	23,000	585
The Toro Co.	15,100	583
* Rent-A-Center, Inc.	24,970	582
American Greetings Corp. Class A	21,644	574
* Copart, Inc.	24,024	572
* AnnTaylor Stores Corp.	23,528	571
* Pacific Sunwear of California, Inc.	24,848	571
* Men's Wearhouse, Inc.	16,392	564
Ruby Tuesday, Inc.	21,433	555
Harte-Hanks, Inc.	18,599	553
* Marvel Enterprises Inc.	27,970	552

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Zale Corp.	17,198	545
MSC Industrial Direct Co., Inc. Class A	16,121	544
International Speedway Corp.	9,655	543
* United Stationers, Inc.	11,019	541
* Tractor Supply Co.	10,949	538
* CNET Networks, Inc.	45,677	536
Reader's Digest Association, Inc.	31,600	521
Dillard's Inc.	22,195	520
The Yankee Candle Co., Inc.	16,050	515
Westwood One, Inc.	25,168	514
* P.F. Chang's China Bistro, Inc.	8,700	513
Lee Enterprises, Inc.	12,798	513
* CEC Entertainment Inc.	12,175	512
* GameStop Corp.	15,527	508
John Wiley & Sons Class A	12,598	501
* Big Lots Inc.	37,742	500
* Guitar Center, Inc.	8,552	499
* Jarden Corp.	9,129	492
* PETCO Animal Supplies, Inc.	16,400	481
* Aeropostale, Inc.	14,100	474
* Ask Jeeves, Inc.	15,611	471
Blockbuster Inc. Class A	51,586	470
* Corrections Corp. of America REIT	11,874	466
Wolverine World Wide, Inc.	19,275	463
* Jack in the Box Inc.	12,200	463
Media General, Inc. Class A	7,057	457
* PHH Corp.	17,747	456
The McClatchy Co. Class A	6,883	450
Arbitron Inc.	10,483	450
IKON Office Solutions, Inc.	47,180	449
* Scholastic Corp.	11,600	447
* Dick's Sporting Goods, Inc.	11,563	446
* Payless ShoeSource, Inc.	22,850	439
* Earthlink, Inc.	50,053	433
Strayer Education, Inc.	5,000	431
* Tommy Hilfiger Corp.	31,000	427
* Argosy Gaming Co.	9,096	424
Matthews International Corp.	10,814	421
Maytag Corp.	26,695	418
Tupperware Corp.	17,790	416
Pier 1 Imports Inc.	28,984	411
* Entercom Communications Corp.	12,294	409
* Spectrum Brands Inc.	12,400	409
* Aztar Corp.	11,800	404
Catalina Marketing Corp.	15,877	403
* Wesco International, Inc.	12,750	400
* DeVry, Inc.	20,068	399
Choice Hotel International, Inc.	6,000	394
Ethan Allen Interiors, Inc.	11,659	391
* Corinthian Colleges, Inc.	30,391	388
* THQ Inc.	13,255	388
Banta Corp.	8,500	386
* Cogent Inc.	13,400	383
* Fossil, Inc.	16,804	381
* Charming Shoppes, Inc.	40,156	375
* United Natural Foods, Inc.	12,300	374
* Tempur-Pedic International Inc.	16,636	369
Furniture Brands International Inc.	17,073	369
* The Warnaco Group, Inc.	15,600	363
* Linens 'n Things, Inc.	15,300	362
* School Specialty, Inc.	7,727	359
* Rare Hospitality International Inc.	11,500	350
Chemed Corp.	8,500	347

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Callaway Golf Co.	22,504	347
* Bright Horizons Family Solutions, Inc.	8,400	342
* Resources Connection, Inc.	14,500	337
* Hewitt Associates, Inc.	12,404	329
* DoubleClick Inc.	39,051	328
* Shuffle Master, Inc.	11,613	326
* MPS Group, Inc.	34,151	322
* InfoSpace, Inc.	9,748	321
Nu Skin Enterprises, Inc.	13,708	319
* Dollar Thrifty Automotive Group, Inc.	8,200	311
* ValueClick, Inc.	25,190	311
* Labor Ready, Inc.	13,300	310
* aQuantive, Inc.	17,300	307
Aaron Rents, Inc. Class B	12,175	303
* West Corp.	7,849	301
* Gemstar-TV Guide International, Inc.	83,311	299
* Carter's, Inc.	5,100	298
Orient-Express Hotel Ltd.	9,400	298
* Coldwater Creek Inc.	11,912	297
Jackson Hewitt Tax Service Inc.	12,500	295
* Stage Stores, Inc.	6,775	295
ADVO, Inc.	9,151	291
* Red Robin Gourmet Burgers	4,700	291
Phillips-Van Heusen Corp.	8,900	291
* Hibbett Sporting Goods, Inc.	7,679	291
* Insight Enterprises, Inc.	14,398	291
* Too Inc.	12,198	285
K-Swiss, Inc.	8,800	285
* Hot Topic, Inc.	14,869	284
* Navigant Consulting, Inc.	16,098	284
* TreeHouse Foods Inc.	9,911	283
Nautilus Inc.	9,900	282
* The Children's Place Retail Stores, Inc.	6,000	280
* FTI Consulting, Inc.	13,380	280
Burlington Coat Factory Warehouse Corp.	6,537	279
Tuesday Morning Corp.	8,773	277
* Central Garden and Pet Co.	5,622	276
Watson Wyatt & Co. Holdings	10,700	274
ABM Industries Inc.	13,700	267
* WMS Industries, Inc.	7,800	263
IHOP Corp.	6,051	263
Blyth, Inc.	9,324	262
* Columbia Sportswear Co.	5,284	261
* Genesco, Inc.	7,000	260
Talbots Inc.	7,978	259
* The Advisory Board Co.	5,291	258
* Pinnacle Entertainment, Inc.	13,100	256
* DreamWorks Animation SKG, Inc.	9,708	254
* Electronics Boutique Holdings Corp.	4,000	254
* Tetra Tech, Inc.	18,538	251
Domino's Pizza, Inc.	11,200	249
La-Z-Boy Inc.	17,047	248
The Neiman Marcus Group, Inc. Class B	2,561	248
Finish Line, Inc.	13,075	247
Regal Entertainment Group Class A	13,100	247
* The Sports Authority, Inc.	7,729	246
* ProQuest Co.	7,489	246
* CSK Auto Corp.	14,710	245
* NetFlix.com, Inc.	14,950	245
* Global Imaging Systems, Inc.	7,700	245
Kellwood Co.	9,100	245
* The Pantry, Inc.	6,300	244
* Journal Register Co.	13,775	241

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Texas Roadhouse, Inc.	6,900	240
* Select Comfort Corp.	11,125	238
Bob Evans Farms, Inc.	10,133	236
* ShopKo Stores, Inc.	9,700	236
The Pep Boys (Manny, Moe & Jack)	17,240	233
Stein Mart, Inc.	10,466	230
* Helen of Troy Ltd.	9,000	229
G & K Services, Inc. Class A	6,039	228
Movie Gallery, Inc.	8,618	228
CKE Restaurants Inc.	16,151	225
* CMGI Inc.	117,643	222
MAXIMUS, Inc.	6,300	222
Landry's Restaurants, Inc.	7,384	222
* Alliance Gaming Corp.	15,635	219
* CoStar Group, Inc.	5,017	219
Hollinger International, Inc.	21,809	218
* Vail Resorts Inc.	7,700	216
Stewart Enterprises, Inc. Class A	33,000	216
* Cabela's Inc.	10,100	216
Brown Shoe Co., Inc.	5,500	215
* RC2 Corp.	5,700	214
Christopher & Banks Corp.	11,702	214
* Citadel Broadcasting Corp.	18,600	213
Ameristar Casinos, Inc.	7,954	208
Hearst-Argyle Television Inc.	8,411	206
United Online, Inc.	18,949	206
Viad Corp.	7,247	205
* Cumulus Media Inc.	17,430	205
Amerco, Inc.	3,828	205
Cato Corp. Class A	9,898	204
* Korn/Ferry International	11,500	204
Sonic Automotive, Inc.	9,599	204
United Auto Group, Inc.	6,800	203
* 99 Cents Only Stores	15,929	202
Rollins, Inc.	10,100	202
Oxford Industries, Inc.	4,700	202
* Elizabeth Arden, Inc.	8,538	200
* Cox Radio, Inc.	12,678	200
* CRA International Inc.	3,678	198
Liberty Corp.	5,328	196
* Ryan's Restaurant Group, Inc.	13,750	193
Big 5 Sporting Goods Corp.	6,700	190
* Steiner Leisure Ltd.	5,085	188
Fred's, Inc.	11,150	185
* Emmis Communications, Inc.	10,365	183
Lone Star Steakhouse & Saloon, Inc.	6,000	182
Speedway Motorsports, Inc.	4,985	182
Kelly Services, Inc. Class A	6,300	180
* Radio One, Inc.	14,000	178
* Coinstar, Inc.	7,842	178
* Priceline.com, Inc.	7,622	178
* Cost Plus, Inc.	7,100	177
* Radio One, Inc. Class D	13,800	176
Russell Corp.	8,600	176
World Fuel Services Corp.	7,495	175
* K2 Inc.	13,764	175
* Papa John's International, Inc.	4,300	172
* The Dress Barn, Inc.	7,494	170
* Midway Games Inc.	15,447	169
Administaff, Inc.	7,100	169
* Jo-Ann Stores, Inc.	6,335	167
* Consolidated Graphics, Inc.	4,100	167
* Insight Communications Co., Inc.	15,000	166

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* MarineMax, Inc.	5,300	166
* Universal Technical Institute Inc.	4,988	166
* Heidrick & Struggles International, Inc.	6,300	164
The Stride Rite Corp.	11,900	164
* USANA Health Sciences, Inc.	3,850	163
* California Pizza Kitchen, Inc.	5,900	161
* Central European Distribution Corp.	4,300	161
Bowne & Co., Inc.	11,100	161
* Jos. A. Bank Clothiers, Inc.	3,700	160
Pre-Paid Legal Services, Inc.	3,580	160
* Steak n Shake Co.	8,582	160
Journal Communications, Inc.	9,339	157
* Group 1 Automotive, Inc.	6,451	155
bebe stores, inc	5,850	155
* LoJack Corp.	8,800	155
* LKQ Corp.	5,680	154
* A.C. Moore Arts & Crafts, Inc.	4,858	154
* Playtex Products, Inc.	14,200	153
infoUSA Inc.	12,984	152
* Isle of Capri Casinos, Inc.	5,797	152
* Overstock.com, Inc.	4,262	152
* Great Wolf Resorts, Inc.	7,418	152
* Six Flags, Inc.	32,179	150
* Leapfrog Enterprises, Inc.	13,180	149
* Sirva Inc.	17,500	149
Handleman Co.	8,900	147
The Marcus Corp.	6,900	146
* Alderwoods Group, Inc.	10,181	146
* GSI Commerce, Inc.	8,627	144
* Entravision Communications Corp.	18,529	144
Gevity HR, Inc.	7,200	144
* JAKKS Pacific, Inc.	7,361	141
* AMN Healthcare Services, Inc.	9,205	138
* PRIMEDIA Inc.	34,157	138
* Kforce Inc.	16,351	138
* The Gymboree Corp.	10,100	138
* Cross Country Healthcare, Inc.	8,100	138
Triarc Cos., Inc. Class B	9,107	135
Sinclair Broadcast Group, Inc.	14,800	134
Oakley, Inc.	7,788	133
* TiVo Inc.	19,850	133
* Spherion Corp.	19,999	132
Movado Group, Inc.	6,976	132
* Martha Stewart Living Omnimedia, Inc.	4,430	129
Gray Television, Inc.	10,600	128
* Ventiv Health, Inc.	6,615	128
* Krispy Kreme Doughnuts, Inc.	18,197	127
The Topps Co., Inc.	12,582	126
* Volt Information Sciences Inc.	5,300	126
UniFirst Corp.	3,100	126
* Life Time Fitness, Inc.	3,825	125
* Brookstone, Inc.	6,614	125
* O'Charley's Inc.	7,039	124
* Hudson Highland Group, Inc.	7,930	124
* Lin TV Corp.	8,778	122
The Buckle, Inc.	2,700	120
* Brightpoint, Inc.	5,394	120
* Midas Inc.	5,183	119
* Alloy, Inc.	22,700	117
Lithia Motors, Inc.	4,000	115
Churchill Downs, Inc.	2,700	115
Kenneth Cole Productions, Inc.	3,650	114
* Cenveo Inc.	15,000	113

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Vertrue Inc.	2,900	113
* Charter Communications, Inc.	94,832	112
* DiamondCluster International, Inc.	9,876	112
* Stamps.com Inc.	5,950	112
* Spanish Broadcasting System, Inc.	11,100	111
* Teletech Holdings Inc.	13,497	110
* New York & Co., Inc.	5,200	110
American Woodmark Corp.	3,585	108
* LECG Corp.	4,969	106
CNS, Inc.	4,600	105
* Skechers U.S.A., Inc.	7,300	104
* Revlon, Inc. Class A	33,700	103
* SOURCECORP, Inc.	5,200	103
* Lifeline Systems, Inc.	3,200	103
AFC Enterprises, Inc.	7,585	100
Mannatech, Inc.	5,250	100
* SITEL Corp.	47,000	99
Blair Corp.	2,500	99
Triarc Cos., Inc. Class A	6,100	98
* iVillage Inc.	16,385	98
* Water Pik Technologies, Inc.	5,118	97
* Steven Madden, Ltd.	5,458	97
* Design Within Reach Inc.	5,339	97
* LodgeNet Entertainment Corp.	5,800	96
Clark, Inc.	6,700	96
* MTR Gaming Group Inc.	8,137	95
* Multimedia Games Inc.	8,500	94
Stanley Furniture Co., Inc.	3,800	93
* Playboy Enterprises, Inc. Class B	7,200	93
* Wireless Facilities, Inc.	14,716	93
Ambassadors Group, Inc.	2,500	93
Charles & Colvard Ltd.	3,780	93
* Fisher Communications, Inc.	1,960	93
CDI Corp.	4,200	92
* Luby's, Inc.	7,600	91
* J. Jill Group, Inc.	6,600	91
Central Parking Corp.	6,574	90
* Candie's, Inc.	13,490	90
* Lakes Entertainment, Inc.	5,812	90
* Educate, Inc.	6,312	89
* JAMDAT Mobile Inc.	3,200	89
* Casella Waste Systems, Inc.	7,381	89
* Casual Male Retail Group, Inc.	12,050	88
Haverty Furniture Cos., Inc.	5,948	88
* Forrester Research, Inc.	4,884	87
* ValueVision Media, Inc.	7,240	87
* Deckers Outdoor Corp.	3,500	86
* Bombay Co.	15,079	86
* 4Kids Entertainment Inc.	4,300	85
Allen Organ Co.	1,400	85
* Century Business Services, Inc.	20,923	85
* Trans World Entertainment Corp.	7,150	85
* Guess ?, Inc.	5,100	85
Thomas Nelson, Inc.	3,850	84
* Rural/Metro Corp.	9,670	83
Lawson Products, Inc.	2,138	83
* Innotrac Corp.	10,247	83
* Wyndham International, Inc. Class A	74,626	83
* Build-A-Bear-Workshop, Inc.	3,500	82
Cherokee Inc.	2,338	81
* Marchex, Inc.	5,381	81
* Drugstore.com, Inc.	19,400	81
* Harris Interactive Inc.	16,600	81

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

National Presto Industries, Inc.	1,820	80
Carmike Cinemas, Inc.	2,600	80
* Monro Muffler Brake, Inc.	2,680	79
* Dave & Busters, Inc.	4,277	79
* Salem Communications Corp.	3,960	79
* Hartmarx Corp.	7,700	78
* Raindance Communications, Inc.	37,200	77
* The Wet Seal, Inc. Class A	11,375	77
Angelica Corp.	3,100	76
* Pegasus Solutions Inc.	6,800	76
Blockbuster Inc. Class B	8,811	76
Courier Corp.	1,948	75
* Universal Electronics, Inc.	4,500	75
* West Marine, Inc.	4,100	74
* BJ's Restaurants Inc.	3,600	73
Oshkosh B' Gosh, Inc. Class A	2,800	73
* Geo Group Inc.	2,900	73
* Medical Staffing Network Holdings, Inc.	14,578	72
* Rent-Way, Inc.	7,300	72
* Atari, Inc.	25,620	71
Bassett Furniture Industries, Inc.	3,700	70
* America's Car-Mart, Inc.	3,100	70
World Wrestling Entertainment, Inc.	6,100	70
* Navigant International, Inc.	4,698	69
* NetRatings, Inc.	5,069	69
* Retail Ventures, Inc.	5,000	68
CSS Industries, Inc.	2,010	68
Fedders Corp.	30,790	68
Startek, Inc.	4,100	67
* Charlotte Russe Holding Inc.	5,400	67
* Blue Nile Inc.	2,054	67
Viacom Inc. Class A	2,080	67
* Mikohn Gaming Corp.	4,536	67
Libbey, Inc.	4,200	66
* Regent Communications, Inc.	11,300	66
* Asbury Automotive Group, Inc.	4,300	66
* Autobytel Inc.	13,710	66
* Conn's, Inc.	2,700	66
* Saga Communications, Inc.	4,700	66
* Navarre Corp.	8,214	66
* Cache, Inc.	3,950	66
* American Technology Corp.	11,400	66
* Buffalo Wild Wings Inc.	2,100	66
* Synagro Technologies Inc.	13,400	65
* Steinway Musical Instruments Inc.	2,200	65
* Beasley Broadcast Group, Inc.	4,235	61
Renaissance Learning, Inc.	3,006	61
* 1-800-FLOWERS.COM, Inc.	8,637	61
* Clean Harbors Inc.	2,800	61
* Daily Journal Corp.	1,547	61
Schawk, Inc.	2,400	60
Sturm, Ruger & Co., Inc.	7,076	59
* Cornell Companies, Inc.	4,400	59
* Ashworth, Inc.	6,500	59
* Perry Ellis International Corp.	2,461	58
* PLATO Learning, Inc.	7,653	56
* 24/7 Real Media, Inc.	13,789	56
* The Boyds Collection, Ltd.	31,683	56
* Perficient, Inc.	7,822	56
* Shoe Carnival, Inc.	2,550	55
* Greenfield Online, Inc.	4,501	55
* Lightbridge, Inc.	8,700	54
* Sharper Image Corp.	4,100	52

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Systemax Inc.	7,500	50
* Youbet.com, Inc.	10,100	50
* Worldwide Restaurant Concepts Inc.	7,700	50
Action Performance Cos., Inc.	5,532	49
Koss Corp.	2,801	49
* NIC Inc.	10,500	49
* Bally Total Fitness Holding Corp.	14,927	48
* Party City Corp.	4,030	48
* Lazare Kaplan International, Inc.	4,741	48
Russ Berrie and Co., Inc.	3,738	48
Goody's Family Clothing	6,447	48
* First Consulting Group, Inc.	9,155	47
* Friendly Ice Cream Corp.	4,300	47
* 1-800 CONTACTS, Inc.	2,401	47
* Restoration Hardware, Inc.	5,501	45
* Carriage Services, Inc.	7,400	45
* Exponent, Inc.	1,558	45
CPI Corp.	2,400	43
Cadmus Communications	2,400	43
* Checkers Drive-In Restaurants, Inc.	3,150	43
* DTS Inc.	2,400	43
Dover Downs Gaming & Entertainment, Inc.	3,222	43
* Department 56 Inc.	4,105	42
* Kirkland's, Inc.	4,500	42
Hancock Fabrics, Inc.	6,300	42
* Empire Resorts Inc.	10,297	42
* Rentrak Corp.	4,600	41
* On Assignment, Inc.	8,300	41
* Neoforma, Inc.	6,122	41
* Lodgian, Inc.	4,000	41
* Register.com, Inc.	5,441	41
* ICT Group, Inc.	3,809	40
* PDI, Inc.	3,100	38
* Internap Network Services Corp.	80,700	38
* Rubio's Restaurants, Inc.	3,622	38
* Learning Tree International, Inc.	3,100	37
* Waste Services Inc.	9,700	37
* SM&A Corp.	4,087	37
Haggar Corp.	1,800	37
Syms Corp.	2,463	36
* Monarch Casino & Resort, Inc.	1,600	35
* S&K Famous Brands Inc.	2,016	35
* Source Interlink Cos., Inc.	2,800	35
* Edgewater Technology, Inc.	7,915	34
* EZCORP, Inc.	3,146	34
* PC Connection, Inc.	5,414	34
* Correctional Services Corp.	11,722	33
* Benihana Inc. Class A	2,260	32
* Interstate Hotels &Resorts, Inc.	6,482	32
* eCOST.com Inc.	7,700	31
* Rocky Shoes & Boots, Inc.	1,000	31
Dover Motorsports, Inc.	5,200	31
* WPT Enterprises Inc.	1,600	31
* Century Casinos, Inc.	4,100	31
Inter Parfums, Inc.	1,550	30
Superior Uniform Group, Inc.	2,008	28
* TRM Corp.	1,600	27
* Whitehall Jewellers, Inc.	3,900	27
* Greg Manning Auctions, Inc.	2,200	26
* The Princeton Review, Inc.	4,500	26
* Emerson Radio Corp.	9,300	26
Cutter & Buck Inc.	2,000	26
* Miva Inc.	5,400	25

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Young Broadcasting Inc.	5,997	25
* LookSmart, Ltd.	33,500	25
* The Sportsman's Guide Inc.	1,300	24
* Intermix Media Inc.	2,900	24
* Digital Generation Systems	24,193	24
L.S. Starrett Co. Class A	1,300	24
* Applica Inc.	7,300	24
Traffix, Inc.	4,562	23
* Providence Service Corp.	900	22
* Nexstar Broadcasting Group, Inc.	3,517	22
* PlanetOut, Inc.	2,500	22
* ParkerVision, Inc.	3,500	22
* Fox and Hound Restaurant Group	1,800	22
* Mothers Work, Inc.	1,563	20
* Gartner, Inc. Class B	1,890	20
* Buca, Inc.	3,829	20
Deb Shops, Inc.	685	20
* RemedyTemp, Inc.	2,200	19
* Parlux Fragrances, Inc.	700	19
* Protection One, Inc.	1,024	19
* Tweeter Home Entertainment Group, Inc.	6,900	17
* Enesco Group, Inc.	5,599	17
* New Frontier Media, Inc.	2,500	17
* Cosi, Inc.	2,400	17
* Management Network Group Inc.	7,218	16
* Hollywood Media Corp.	3,400	15
* Pegasus Communications Corp.	4,045	15
* Oneida Ltd.	5,800	14
* Nutri/System Inc.	943	14
* The Smith & Wollensky Restaurant Group, Inc.	2,284	14
Saucony Inc.	600	14
* Mossimo, Inc.	2,900	13
* Concord Camera Corp.	8,900	11
* Rush Enterprises, Inc. Class A	800	11
* Wilsons The Leather Experts Inc.	1,600	11
* Tarrant Apparel Group, Inc.	3,500	10
Flexsteel Industries, Inc.	701	10
* PriceSmart, Inc.	1,139	10
* Gander Mountain Co.	800	9
* Knology, Inc.	4,555	9
* Collectors Universe, Inc.	500	9
* Paxson Communications Corp.	14,597	9
Rock of Ages Corp.	1,410	9
* Image Entertainment, Inc.	3,000	8
* SPEEDUS Corp.	5,313	8
News Corp., Inc., Class B	400	7
* Glacier Water Services, Inc.	300	7
* Metro One Telecommunications, Inc.	8,190	7
* APAC Teleservices, Inc.	8,134	7
* Rainmaker Systems, Inc.	10,900	6
* Brillian Corp.	2,225	6
* EVCI Career Colleges Holding Corp.	901	6
Ambassadors International, Inc.	400	5
* Spherix Inc.	3,141	5
* Gallery of History, Inc.	1,910	5
* Strategic Distribution, Inc.	508	5
* Famous Dave's of America, Inc.	500	5
* McCormick & Schmick's Seafood Restaurants, Inc.	260	4
* Rush Enterprises, Inc. Class B	300	4
Lifetime Hoan Corp.	200	4
Knape & Vogt Manufacturing Co.	300	4
Craftmade International, Inc.	200	3
* Barrett Business Services, Inc.	200	3

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* REX Stores Corp.	200	3
* LQ Corp. Inc.	1,358	3
Escalade, Inc.	200	3
* Mac-Gray Corp.	200	2
* PC Mall, Inc.	400	2
* Geerlings & Wade Inc.	1,200	2
* Tag-It Pacific, Inc.	600	1
* Celebrate Express, Inc.	100	1
* Interep National Radio Sales, Inc.	2,700	1
* Major Automotive Cos., Inc.	800	1
* SPAR Group, Inc.	300	1
* Varsity Group Inc.	100	1
* America Online Latin America, Inc.	7,200	--
* Trump Entertainment Resorts, Inc.	21	--
* Gadzooks, Inc.	4,700	--
* Big Dog Holdings, Inc.	27	--
* Headway Corporate Resources, Inc.	17,800	--
* Bush Industries, Inc. (Escrow)	2,400	--

		663,529

Consumer Staples (3.7%)
Altria Group, Inc.	679,056	43,908
The Procter & Gamble Co.	793,406	41,852
The Coca-Cola Co.	721,433	30,120
PepsiCo, Inc.	556,000	29,985
Walgreen Co.	338,033	15,546
Anheuser-Busch Cos., Inc.	261,842	11,979
Colgate-Palmolive Co.	173,945	8,682
CVS Corp.	264,866	7,700
Sysco Corp.	210,861	7,631
Sara Lee Corp.	261,393	5,178
General Mills, Inc.	109,071	5,103
* The Kroger Co.	230,333	4,383
H.J. Heinz Co.	116,012	4,109
ConAgra Foods, Inc.	170,809	3,956
Kellogg Co.	82,321	3,658
The Hershey Co.	58,418	3,628
Safeway, Inc.	148,226	3,348
Wm. Wrigley Jr. Co.	47,803	3,291
The Clorox Co.	51,078	2,846
Kraft Foods Inc.	88,154	2,804
Whole Foods Market, Inc.	21,486	2,542
UST, Inc.	54,920	2,508
Reynolds American Inc.	29,565	2,330
Campbell Soup Co.	75,255	2,316
Albertson's, Inc.	103,863	2,148
* Constellation Brands, Inc. Class A	64,140	1,892
Coca-Cola Enterprises, Inc.	85,860	1,890
* Dean Foods Co.	49,556	1,746
SuperValu Inc.	44,928	1,465
The Pepsi Bottling Group, Inc.	49,340	1,412
Molson Coors Brewing Co. Class B	22,643	1,404
Tyson Foods, Inc.	75,176	1,338
McCormick & Co., Inc.	40,167	1,313
J.M. Smucker Co.	18,638	875
* Smithfield Foods, Inc.	29,639	808
Brown-Forman Corp. Class B	12,975	784
Carolina Group	22,700	756
* Del Monte Foods Co.	70,003	754
Church & Dwight, Inc.	20,755	751
Hormel Foods Corp.	25,397	745
* Rite Aid Corp.	173,038	723

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

PepsiAmericas, Inc.	23,201	595
* NBTY, Inc.	19,244	499
* Performance Food Group Co.	15,706	474
Flowers Foods, Inc.	12,364	437
Longs Drug Stores, Inc.	9,550	411
Ralcorp Holdings, Inc.	9,933	409
Universal Corp. (VA)	8,700	381
Chiquita Brands International, Inc.	13,736	377
* 7-Eleven, Inc.	11,485	347
Pilgrim's Pride Corp.	8,744	298
Ruddick Corp.	11,609	296
Casey's General Stores, Inc.	14,600	289
Sensient Technologies Corp.	13,612	281
Seaboard Corp.	160	266
Tootsie Roll Industries, Inc.	6,978	204
* Hain Celestial Group, Inc.	10,135	198
* Herbalife Ltd.	9,000	194
* Hansen Natural Corp.	2,000	169
* The Great Atlantic &Pacific Tea Co., Inc.	5,700	166
Alliance One International, Inc.	25,388	153
Nash-Finch Co.	4,100	151
Schweitzer-Mauduit International, Inc.	4,650	145
* Peet's Coffee & Tea Inc.	4,134	137
Sanderson Farms, Inc.	2,950	134
J & J Snack Foods Corp.	2,500	131
Weis Markets, Inc.	3,152	122
American Italian Pasta Co.	5,620	118
Lance, Inc.	6,800	117
* Spartan Stores, Inc.	7,200	106
Vector Group Ltd.	5,485	102
* Wild Oats Markets Inc.	8,411	96
* Pathmark Stores, Inc.	9,844	86
Nature's Sunshine Inc.	4,267	74
* Provide Commerce Inc.	3,420	74
* Boston Beer Co., Inc. Class A	3,000	67
Coca-Cola Bottling Co.	1,300	66
* Cruzan International Inc.	2,391	62
* John B. Sanfilippo & Son, Inc.	2,600	60
Farmer Brothers, Inc.	2,598	58
* Smart & Final Inc.	4,700	58
* Green Mountain Coffee Roasters, Inc.	1,520	52
* M&F Worldwide Corp.	3,700	49
Arden Group Inc. Class A	611	48
* Star Scientific, Inc.	10,062	45
* National Beverage Corp.	4,800	38
* Omega Protein Corp.	4,700	30
* Weider Nutritional International, Inc.	2,700	12
* Redhook Ale Brewery, Inc.	3,648	12
* Lifeway Foods, Inc.	867	11
* Fresh Brands Inc.	1,400	9
* Monterey Pasta Co.	2,700	8
* Vermont Pure Holdings, Ltd.	800	2
* Medifast, Inc.	300	1

		278,932

Financial Services (13.2%)
Citigroup, Inc.	1,716,679	79,362
Bank of America Corp.	1,336,343	60,951
American International Group, Inc.	732,892	42,581
JPMorgan Chase & Co.	1,178,426	41,622
Wells Fargo & Co.	560,600	34,522
Wachovia Corp.	530,644	26,320

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

American Express Co.	374,359	19,927
Fannie Mae	320,394	18,711
U.S. Bancorp	618,531	18,061
Morgan Stanley	329,057	17,266
Merrill Lynch & Co., Inc.	292,384	16,084
Freddie Mac	227,908	14,866
The Goldman Sachs Group, Inc.	135,801	13,854
Allstate Corp.	213,883	12,780
Washington Mutual, Inc.	287,342	11,692
Prudential Financial, Inc.	169,280	11,115
First Data Corp.	275,024	11,039
MetLife, Inc.	242,598	10,902
MBNA Corp.	401,649	10,507
St. Paul Travelers Cos., Inc.	221,517	8,757
SunTrust Banks, Inc.	116,908	8,445
Automatic Data Processing, Inc.	193,316	8,113
Lehman Brothers Holdings, Inc.	78,022	7,746
Countrywide Financial Corp.	192,555	7,435
The Bank of New York Co., Inc.	257,479	7,410
The Hartford Financial Services Group Inc.	98,163	7,341
BB&T Corp.	183,174	7,321
National City Corp.	214,148	7,307
AFLAC Inc.	167,586	7,253
SLM Corp.	142,610	7,245
Capital One Financial Corp.	81,333	6,507
Fifth Third Bancorp	155,973	6,428
Progressive Corp. of Ohio	63,209	6,246
Golden West Financial Corp.	86,387	5,562
The Chubb Corp.	64,614	5,532
State Street Corp.	110,810	5,347
PNC Financial Services Group	96,008	5,229
Simon Property Group, Inc. REIT	69,458	5,035
Regions Financial Corp.	146,364	4,959
CIGNA Corp.	44,479	4,761
Marsh & McLennan Cos., Inc.	165,871	4,595
KeyCorp	134,917	4,472
Equity Office Properties Trust REIT	133,909	4,432
The Principal Financial Group, Inc.	102,079	4,277
ACE Ltd.	94,253	4,227
Mellon Financial Corp.	140,749	4,038
North Fork Bancorp, Inc.	140,741	3,953
Franklin Resources Corp.	50,063	3,854
Charles Schwab Corp.	334,532	3,774
Moody's Corp.	83,240	3,742
Bear Stearns Co., Inc.	35,756	3,716
Paychex, Inc.	112,956	3,676
Legg Mason Inc.	33,537	3,492
Equity Residential REIT	94,647	3,485
XL Capital Ltd. Class A	46,200	3,438
* SunGard Data Systems, Inc.	95,932	3,374
Loews Corp.	43,296	3,355
The Chicago Mercantile Exchange	11,319	3,345
Comerica, Inc.	56,639	3,274
Vornado Realty Trust REIT	38,339	3,082
AmSouth Bancorp	117,918	3,066
General Growth Properties Inc. REIT	74,183	3,048
H & R Block, Inc.	52,113	3,041
CIT Group Inc.	69,927	3,005
Marshall & Ilsley Corp.	64,217	2,854
Sovereign Bancorp, Inc.	125,662	2,807
MBIA, Inc.	46,856	2,779
* Fiserv, Inc.	64,171	2,756
Lincoln National Corp.	58,002	2,721

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Northern Trust Corp.	58,358	2,661
Archstone-Smith Trust REIT	66,506	2,568
Boston Properties, Inc. REIT	36,398	2,548
Ambac Financial Group, Inc.	36,071	2,516
ProLogis REIT	61,246	2,465
M & T Bank Corp.	22,923	2,411
T. Rowe Price Group Inc.	38,457	2,407
Synovus Financial Corp.	82,358	2,361
Jefferson-Pilot Corp.	45,535	2,296
SAFECO Corp.	42,140	2,290
Genworth Financial Inc.	75,532	2,283
Aon Corp.	89,427	2,239
Plum Creek Timber Co. Inc. REIT	61,088	2,217
Zions Bancorp	29,832	2,194
Hudson City Bancorp, Inc.	188,319	2,149
Popular, Inc.	84,208	2,121
MGIC Investment Corp.	32,251	2,103
Cincinnati Financial Corp.	52,840	2,090
Fidelity National Financial, Inc.	55,399	1,977
Avalonbay Communities, Inc. REIT	24,155	1,952
Host Marriott Corp. REIT	110,630	1,936
Torchmark Corp.	36,056	1,882
Kimco Realty Corp. REIT	31,812	1,874
UnumProvident Corp.	98,509	1,805
Huntington Bancshares Inc.	73,146	1,766
Public Storage, Inc. REIT	27,889	1,764
Compass Bancshares Inc.	39,012	1,756
* Ameritrade Holding Corp.	93,832	1,744
Everest Re Group, Ltd.	18,700	1,739
* E*TRADE Financial Corp.	122,875	1,719
* Providian Financial Corp.	97,379	1,717
First Horizon National Corp.	38,838	1,639
Hibernia Corp. Class A	49,020	1,626
Equifax, Inc.	45,008	1,607
White Mountains Insurance Group Inc.	2,501	1,578
Developers Diversified Realty Corp. REIT	34,249	1,574
iStar Financial Inc. REIT	37,028	1,540
Commerce Bancorp, Inc.	50,174	1,521
Duke Realty Corp. REIT	47,527	1,505
Old Republic International Corp.	57,647	1,458
Radian Group, Inc.	30,647	1,447
New York Community Bancorp, Inc.	79,358	1,438
Assurant, Inc.	39,500	1,426
* The Dun & Bradstreet Corp.	23,110	1,425
Mercantile Bankshares Corp.	27,204	1,402
Associated Banc-Corp	40,997	1,380
W.R. Berkley Corp.	37,853	1,351
The Macerich Co. REIT	19,685	1,320
UnionBanCal Corp.	19,444	1,301
Apartment Investment & Management Co. Class A REIT	31,589	1,293
Allied Capital Corp.	44,397	1,292
* AmeriCredit Corp.	50,545	1,289
Regency Centers Corp. REIT	22,234	1,272
Liberty Property Trust REIT	28,535	1,264
The PMI Group Inc.	31,834	1,241
AMB Property Corp. REIT	27,646	1,201
Health Care Properties Investors REIT	44,358	1,199
American Capital Strategies, Ltd.	32,850	1,186
Janus Capital Group Inc.	78,743	1,184
PartnerRe Ltd.	18,116	1,167
A.G. Edwards & Sons, Inc.	25,457	1,149
Catellus Development Corp. REIT	34,448	1,130
Mills Corp. REIT	18,322	1,114

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

RenaissanceRe Holdings Ltd.	22,400	1,103
Weingarten Realty Investors REIT	28,121	1,103
* Conseco, Inc.	50,450	1,101
United Dominion Realty Trust REIT	45,480	1,094
TCF Financial Corp.	40,943	1,060
Leucadia National Corp.	26,944	1,041
Federal Realty Investment Trust REIT	17,328	1,022
First American Corp.	25,407	1,020
* Markel Corp.	2,990	1,014
Colonial BancGroup, Inc.	45,743	1,009
* DST Systems, Inc.	21,457	1,004
City National Corp.	13,932	999
Hospitality Properties Trust REIT	22,645	998
Commerce Bancshares, Inc.	19,091	962
Thornburg Mortgage, Inc. REIT	32,809	956
Astoria Financial Corp.	33,495	954
Camden Property Trust REIT	17,680	950
Fulton Financial Corp.	52,720	949
Axis Capital Holdings Ltd.	33,200	940
Independence Community Bank Corp.	25,411	938
Protective Life Corp.	22,060	931
New Plan Excel Realty Trust REIT	34,212	930
Bank of Hawaii Corp.	18,273	927
Ventas, Inc. REIT	30,635	925
Mack-Cali Realty Corp. REIT	20,389	924
Sky Financial Group, Inc.	32,512	916
Reckson Associates Realty Corp. REIT	26,923	903
Eaton Vance Corp.	37,620	899
Pan Pacific Retail Properties, Inc. REIT	13,497	896
Rayonier Inc. REIT	16,620	881
* CheckFree Corp.	25,844	880
Brown & Brown, Inc.	19,558	879
SL Green Realty Corp. REIT	13,600	877
Federated Investors, Inc.	28,725	862
HCC Insurance Holdings, Inc.	22,726	861
CBL & Associates Properties, Inc. REIT	19,788	852
IndyMac Bancorp, Inc.	20,771	846
Investors Financial Services Corp.	22,092	836
SEI Corp.	22,304	833
Arthur J. Gallagher & Co.	30,601	830
Webster Financial Corp.	17,756	829
HRPT Properties Trust REIT	66,353	825
Fair, Isaac, Inc.	22,505	821
TD Banknorth, Inc.	26,712	796
Certegy, Inc.	20,753	793
Arden Realty Group, Inc. REIT	21,829	785
Unitrin, Inc.	15,951	783
* WellChoice Inc.	11,234	780
Ryder System, Inc.	21,300	780
Valley National Bancorp	32,791	767
* Affiliated Managers Group, Inc.	11,063	756
Nuveen Investments, Inc. Class A	20,019	753
New Century REIT, Inc.	14,550	749
Cullen/Frost Bankers, Inc.	15,646	746
Global Payments Inc.	10,949	742
StanCorp Financial Group, Inc.	9,499	727
Wilmington Trust Corp.	20,141	725
Annaly Mortgage Management Inc. REIT	40,262	722
Shurgard Storage Centers, Inc. Class A REIT	15,560	715
Nationwide Financial Services, Inc.	18,775	712
BRE Properties Inc. Class A REIT	16,790	703
FirstMerit Corp.	26,660	696
CenterPoint Properties Corp. REIT	16,300	689

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Friedman, Billings, Ramsey Group, Inc. REIT	47,812	684
Deluxe Corp.	16,737	680
Washington Federal Inc.	28,865	679
* CB Richard Ellis Group, Inc.	15,302	671
The South Financial Group, Inc.	23,534	669
Realty Income Corp. REIT	26,506	664
CarrAmerica Realty Corp. REIT	18,315	663
* Alliance Data Systems Corp.	16,300	661
Health Care Inc. REIT	17,491	659
* Allmerica Financial Corp.	17,743	658
American Financial Realty Trust REIT	42,700	657
Whitney Holdings Corp.	19,958	651
AmerUs Group Co.	13,184	633
Trizec Properties, Inc. REIT	30,451	626
* La Quinta Corp. REIT	67,020	625
Dow Jones & Co., Inc.	17,411	617
Healthcare Realty Trust Inc. REIT	15,897	614
Jefferies Group, Inc.	16,164	612
Essex Property Trust, Inc. REIT	7,328	609
American National Insurance Co.	5,307	609
Montpelier Re Holdings Ltd.	17,508	605
* BISYS Group, Inc.	40,289	602
Colonial Properties Trust REIT	13,514	595
Crescent Real Estate, Inc. REIT	31,493	590
Westamerica Bancorporation	11,118	587
East West Bancorp, Inc.	17,424	585
Capital Automotive REIT	15,300	584
* SVB Financial Group	12,124	581
Pennsylvania REIT	12,049	572
People's Bank	18,829	569
First Industrial Realty Trust REIT	14,264	569
MoneyGram International, Inc.	29,590	566
Taubman Co. REIT	16,300	556
Brandywine Realty Trust REIT	17,900	549
BancorpSouth, Inc.	23,121	546
First Niagara Financial Group, Inc.	37,421	546
* Philadelphia Consolidated Holding Corp.	6,429	545
Hudson United Bancorp	15,019	542
NewAlliance Bancshares, Inc.	38,081	535
Pacific Capital Bancorp	14,402	534
Fremont General Corp.	21,907	533
Nationwide Health Properties, Inc. REIT	22,437	530
Raymond James Financial, Inc.	18,587	525
First Midwest Bancorp, Inc.	14,754	519
Downey Financial Corp.	7,086	519
Prentiss Properties Trust REIT	14,210	518
Alexandria Real Estate Equities, Inc. REIT	7,028	516
Erie Indemnity Co. Class A	9,493	515
BlackRock, Inc.	6,400	515
Waddell & Reed Financial, Inc.	27,687	512
Doral Financial Corp.	30,961	512
IPC Holdings Ltd.	12,900	511
* Alleghany Corp.	1,717	510
Westcorp, Inc.	9,670	507
Cathay General Bancorp	14,930	503
Ohio Casualty Corp.	20,805	503
Mercury General Corp.	9,163	500
* Jones Lang Lasalle Inc.	11,211	496
Old National Bancorp	23,124	495
First BanCorp Puerto Rico	12,300	494
UCBH Holdings, Inc.	30,402	494
Transatlantic Holdings, Inc.	8,770	490
Reinsurance Group of America, Inc.	10,487	488

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

GATX Corp.	14,100	486
Commerce Group, Inc.	7,800	484
Trustmark Corp.	16,503	483
Jack Henry & Associates Inc.	25,996	476
American Financial Group, Inc.	14,187	476
Selective Insurance Group	9,450	468
Impac Mortgage Holdings, Inc. REIT	24,900	464
Post Properties, Inc. REIT	12,754	461
Highwood Properties, Inc. REIT	15,355	457
Home Properties, Inc. REIT	10,606	456
Kilroy Realty Corp. REIT	9,600	456
Greater Bay Bancorp	17,107	451
* Arch Capital Group Ltd.	10,000	450
* United Rentals, Inc.	22,264	450
Amegy Bancorporation, Inc.	20,056	449
Commercial Federal Corp.	13,192	444
Washington REIT	14,177	442
Platinum Underwriters Holdings, Ltd.	13,800	439
United Bankshares, Inc.	12,325	439
Park National Corp.	3,930	434
* Kronos, Inc.	10,702	432
Endurance Specialty Holdings Ltd.	11,400	431
American Home Mortgage Investment Corp. REIT	12,306	430
Texas Regional Bancshares, Inc.	14,103	430
Gables Residential Trust REIT	9,900	428
* CapitalSource Inc.	21,800	428
MAF Bancorp, Inc.	10,021	427
Chittenden Corp.	15,627	425
International Bancshares Corp.	14,937	423
* Danielson Holdings Corp.	34,353	419
Assured Guaranty Ltd.	17,900	418
Delphi Financial Group, Inc.	9,443	417
Newcastle Investment Corp. REIT	13,731	414
Maguire Properties, Inc. REIT	14,600	414
Wintrust Financial Corp.	7,832	410
Lexington Corporate Properties Trust REIT	16,353	398
W Holding Co., Inc.	38,755	396
Provident Financial Services Inc.	22,426	394
* ProAssurance Corp.	9,400	393
Senior Housing Properties Trust REIT	20,754	392
* The First Marblehead Corp.	11,075	388
Susquehanna Bancshares, Inc.	15,694	386
Cousins Properties, Inc. REIT	12,778	378
Citizens Banking Corp.	12,472	377
Hilb, Rogal and Hamilton Co.	10,900	375
FactSet Research Systems Inc.	10,439	374
TrustCo Bank NY	28,459	372
The Phoenix Cos., Inc.	30,630	364
Novastar Financial, Inc. REIT	9,300	364
Entertainment Properties Trust REIT	7,834	360
Provident Bankshares Corp.	11,202	357
Redwood Trust, Inc. REIT	6,926	357
F.N.B. Corp.	18,181	357
John H. Harland Co.	9,400	357
Corporate Office Properties Trust, Inc. REIT	11,797	347
BioMed Realty Trust, Inc. REIT	14,500	346
Zenith National Insurance Corp.	5,069	344
Republic Bancorp, Inc.	22,876	343
Inland Real Estate Corp. REIT	21,254	342
Commercial Net Lease Realty REIT	16,209	332
* Sterling Financial Corp.	8,847	331
LandAmerica Financial Group, Inc.	5,500	327
Umpqua Holdings Corp.	13,738	323

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

LaSalle Hotel Properties REIT	9,760	320
Central Pacific Financial Co.	8,903	317
R.L.I. Corp.	7,030	314
BOK Financial Corp.	6,787	313
UICI	10,479	312
Total System Services, Inc.	12,923	311
* First Federal Financial Corp.	5,132	306
Corus Bankshares Inc.	5,490	305
EastGroup Properties, Inc. REIT	7,200	303
Brookline Bancorp, Inc.	18,619	303
Student Loan Corp.	1,350	297
Glimcher Realty Trust REIT	10,634	295
Alabama National BanCorporation	4,500	294
NBT Bancorp, Inc.	12,353	292
CVB Financial Corp.	14,819	292
BankAtlantic Bancorp, Inc. Class A	15,335	291
Sunstone Hotel Investors, Inc.	11,775	286
Chemical Financial Corp.	8,621	285
CRT Properties, Inc. REIT	10,300	281
MB Financial, Inc.	7,050	281
S & T Bancorp, Inc.	7,676	277
* Digital Insight Corp.	11,560	277
Saxon Inc. REIT	16,136	275
First Commonwealth Financial Corp.	20,096	275
* Metris Cos., Inc.	18,977	274
Equity One, Inc. REIT	11,983	272
* Investment Technology Group, Inc.	12,937	272
* Signature Bank	11,131	272
* Knight Capital Group, Inc. Class A	35,368	270
MCG Capital Corp.	15,600	266
Community Bank System, Inc.	10,800	263
Horace Mann Educators Corp.	13,985	263
* eFunds Corp.	14,575	262
Mid-America Apartment Communities, Inc. REIT	5,733	260
Hancock Holding Co.	7,555	260
* Universal American Financial Corp.	11,457	259
Scottish Re Group Ltd.	10,500	255
Interactive Data Corp.	12,233	254
PS Business Parks, Inc. REIT	5,702	253
First Republic Bank	7,150	253
BankUnited Financial Corp.	9,285	251
Global Signal, Inc. REIT	6,660	251
* MeriStar Hospitality Corp. REIT	29,109	250
Bank Mutual Corp.	22,611	250
United Community Banks, Inc.	9,600	250
AMLI Residential Properties Trust REIT	7,966	249
Heritage Property Investment Trust REIT	7,096	248
Equity Lifestyle Properties, Inc. REIT	6,250	248
First Citizens BancShares Class A	1,719	248
Harbor Florida Bancshares, Inc.	6,600	247
Amcore Financial, Inc.	8,200	245
* FelCor Lodging Trust, Inc. REIT	16,768	243
Tanger Factory Outlet Centers, Inc. REIT	8,978	242
Commercial Capital Bancorp, Inc.	14,433	241
Glacier Bancorp, Inc.	9,119	238
RAIT Investment Trust REIT	7,955	238
Sovran Self Storage, Inc. REIT	5,200	236
Infinity Property & Casualty Corp.	6,741	235
PFF Bancorp, Inc.	7,709	234
Harleysville National Corp.	10,059	233
National Penn Bancshares Inc.	9,326	233
First Charter Corp.	10,600	233
* Accredited Home Lenders Holding Co.	5,200	229

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Spirit Finance Corp.	19,265	226
National Financial Partners Corp.	5,625	220
UMB Financial Corp.	3,852	220
Stewart Information Services Corp.	5,220	219
Parkway Properties Inc. REIT	4,369	218
Sterling Bancshares, Inc.	14,000	218
United Fire & Casualty Co.	4,901	218
First Financial Bancorp	11,482	217
* Euronet Worldwide, Inc.	7,400	215
Omega Healthcare Investors, Inc. REIT	16,666	214
National Health Investors REIT	7,600	213
* Alexander's, Inc. REIT	857	213
* CompuCredit Corp.	6,159	211
Aspen Insurance Holdings Ltd.	7,630	210
Flagstar Bancorp, Inc.	11,054	209
Financial Federal Corp.	5,400	209
Mid-State Bancshares	7,500	208
Max Re Capital Ltd.	9,000	206
Westbanco Inc.	6,851	206
* Sotheby's Holdings Class A	14,974	205
Innkeepers USA Trust REIT	13,700	205
Hanmi Financial Corp.	12,256	205
Capitol Federal Financial	5,844	201
MFA Mortgage Investments, Inc. REIT	27,000	201
* Instinet Group Inc.	38,300	201
PrivateBancorp, Inc.	5,656	200
Glenborough Realty Trust, Inc. REIT	9,700	200
Unizan Financial Corp.	7,447	200
* Piper Jaffray Cos., Inc.	6,510	198
Sun Communities, Inc. REIT	5,326	198
Advance America Cash Advance Centers Inc.	12,359	198
Cash America International Inc.	9,787	197
Anthracite Capital Inc. REIT	16,600	197
Anchor Bancorp Wisconsin Inc.	6,479	196
First Community Bancorp	4,100	195
U-Store-It Trust	10,195	194
Calamos Asset Management, Inc.	7,104	194
* Nelnet, Inc.	5,800	193
NDCHealth Corp.	10,635	191
Frontier Financial Corp.	7,500	189
Getty Realty Holding Corp. REIT	6,827	189
Equity Inns, Inc. REIT	14,200	189
Prosperity Bancshares, Inc.	6,600	189
Advanta Corp. Class A	7,263	187
City Holding Co.	5,095	186
Boston Private Financial Holdings, Inc.	7,363	186
Gold Banc Corp., Inc.	12,600	183
* Franklin Bank Corp.	9,715	182
Northwest Bancorp, Inc.	8,313	177
First Financial Bankshares, Inc.	5,210	176
* NCO Group, Inc.	8,097	175
Alfa Corp.	11,801	174
Provident New York Bancorp, Inc.	14,330	174
Sandy Spring Bancorp, Inc.	4,800	168
* Argonaut Group, Inc.	7,274	168
Community Trust Bancorp Inc.	5,122	168
Independent Bank Corp. (MI)	5,883	167
* HealthExtras, Inc.	8,300	167
* USI Holdings Corp.	12,819	165
Partners Trust Financial Group, Inc.	15,296	163
* Advent Software, Inc.	8,019	162
Ramco-Gershenson Properties Trust REIT	5,510	161
McGrath RentCorp	6,800	161

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* World Acceptance Corp.	5,337	160
Fidelity Bankshares, Inc.	6,002	159
R & G Financial Corp. Class B	8,847	157
* Triad Guaranty, Inc.	3,100	156
Town & Country Trust REIT	5,400	154
Sterling Financial Corp. (PA)	7,218	154
Capital Trust Class A REIT	4,599	154
KNBT Bancorp Inc.	9,917	150
Dime Community Bancshares	9,712	148
* Asset Acceptance Capital Corp.	5,694	148
TierOne Corp.	5,400	147
Santander BanCorp	5,844	146
FBL Financial Group, Inc. Class A	5,283	146
Saul Centers, Inc. REIT	3,943	143
First Financial Corp. (IN)	4,981	143
Net.Bank, Inc.	15,222	142
Greenhill & Co., Inc.	3,500	142
* Boykin Lodging Co. REIT	10,312	138
Universal Health Realty Income REIT	3,600	137
Highland Hospitality Corp. REIT	13,100	137
First Merchants Corp.	5,502	137
* National Western Life Insurance Co. Class A	700	136
WFS Financial, Inc.	2,671	135
Main Street Banks, Inc.	5,300	135
GMH Communities Trust	9,709	134

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Portfolio Recovery Associates, Inc.	3,200	134
State Auto Financial Corp.	4,317	134
Luminent Mortgage Capital, Inc. REIT	12,400	134
Strategic Hotel Capital, Inc. REIT	7,400	133
Irwin Financial Corp.	5,987	133
Trustreet Properties, Inc. REIT	7,950	132
Midland Co.	3,736	131
PXRE Group Ltd.	5,200	131
First Bancorp (NC)	5,917	131
HomeBanc Corp. REIT	14,400	131
* Ocwen Financial Corp.	19,300	130
Integra Bank Corp.	5,750	130
Virginia Financial Group, Inc.	3,700	130
Anworth Mortgage Asset Corp. REIT	13,162	130
Ashford Hospitality Trust REIT	11,861	128
Independent Bank Corp. (MA)	4,500	127
Cross Timbers Royalty Trust	3,108	126
Nara Bancorp, Inc.	8,589	126
WSFS Financial Corp.	2,300	126
Acadia Realty Trust REIT	6,700	125
* Virginia Commerce Bancorp, Inc.	5,131	125
Washington Trust Bancorp, Inc.	4,493	124
21st Century Insurance Group	8,370	124
IBERIABANK Corp.	2,000	123
U.S.B. Holding Co., Inc.	5,264	123
* Sun Bancorp, Inc. (NJ)	5,904	122
First Busey Corp.	6,311	122
Capital City Bank Group, Inc.	3,000	121
Affordable Residential Communities REIT	9,049	121
First Financial Holdings, Inc.	4,035	121
Arbor Realty Trust, Inc. REIT	4,200	121
American Equity Investment Life Holding Co.	10,000	119
Government Properties Trust, Inc. REIT	12,220	119
* PremierWest Bancorp	8,000	119
Interchange Financial Services Corp.	6,412	118
Sterling Bancorp	5,510	118
Columbia Bancorp	3,225	118
Abington Community Bankcorp, Inc.	9,452	117
* iPayment Holdings, Inc.	3,200	117
Simmons First National Corp.	4,300	117
Columbia Banking System, Inc.	4,734	117
Suffolk Bancorp	3,600	116
* Cardinal Financial Corp.	12,348	116
Presidential Life Corp.	6,700	115
Southside Bancshares, Inc.	5,588	115
Macatawa Bank Corp.	3,300	114
MortgageIT Holdings Inc. REIT	6,251	114
* AmericanWest Bancorporation	5,696	114
Digital Realty Trust, Inc.	6,500	113
Oriental Financial Group Inc.	7,381	113
Hersha Hospitality Trust REIT	11,800	113
Peapack Gladstone Financial Corp.	4,063	113
* LaBranche & Co. Inc.	17,699	112
Safety Insurance Group, Inc.	3,289	111
Investors Real Estate Trust REIT	11,453	111
First South Bancorp, Inc.	3,468	111
Pennfed Financial Services, Inc.	6,548	111
First Indiana Corp.	3,722	110
* United America Indemnity, Ltd.	6,400	110
* Hypercom Corp.	17,000	110
West Coast Bancorp	4,500	110
* First Mariner Bancorp, Inc.	6,767	110
Great Southern Bancorp, Inc.	3,476	109
* Heritage Commerce Corp.	5,900	108
* S1 Corp.	22,884	108
Old Second Bancorp, Inc.	3,700	108
Capitol Bancorp Ltd.	3,190	107
Cascade Bancorp	5,045	106
* Ace Cash Express, Inc.	4,150	106
* E-LOAN, Inc.	31,700	106
Yardville National Bancorp	2,954	106
Aames Investment Corp.	10,843	105
Bank of the Ozarks, Inc.	3,208	105
First Potomac REIT	4,236	105
Odyssey Re Holdings Corp.	4,250	105
TriCo Bancshares	4,678	105
* Criimi Mae, Inc. REIT	4,720	103
LTC Properties, Inc. REIT	4,900	101
Direct General Corp.	5,426	101
Farmers Capital Bank Corp.	2,903	101
First Community Bancshares, Inc.	3,079	100
* Navigators Group, Inc.	2,893	100
Urstadt Biddle Properties Class A REIT	5,766	100
Mainsource Financial Group, Inc.	5,449	99
Flushing Financial Corp.	5,352	98
* FPIC Insurance Group, Inc.	3,300	97
Mercantile Bank Corp.	2,200	97
* American Physicians Capital, Inc.	2,600	97
Union Bankshares Corp.	2,500	97
* Central Coast Bancorp	5,326	96
BancTrust Financial Group, Inc.	4,933	96
FNB Financial Services Corp.	5,272	96
Omega Financial Corp.	3,100	96
* The Bancorp Inc.	5,475	95
Bristol West Holdings, Inc.	5,200	95
* First Cash Financial Services, Inc.	4,450	95
* ITLA Capital Corp.	1,761	95
Bimini Mortgage Management, Inc.	6,721	95
* PMA Capital Corp. Class A	10,712	95
* eSPEED, Inc. Class A	10,601	94
Arrow Financial Corp.	3,382	94

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

German American Bancorp	6,797	94
Correctional Properties Trust REIT	3,300	93
Gabelli Asset Management Inc.	2,093	92
* Pinnacle Financial Partners, Inc.	3,850	92
ASTA Funding, Inc.	3,300	92
* TNS Inc.	3,900	91
Bank of Granite Corp.	4,745	91
Newmil Bancorp, Inc.	3,115	91
Gramercy Capital Corp. REIT	3,683	90
Winston Hotels, Inc. REIT	8,000	90
Univest Corp. of Pennsylvania	3,005	90
Tompkins Trustco, Inc.	2,073	90
State Bancorp, Inc.	3,953	89
LSB Corp.	5,517	89
Renasant Corp.	2,870	88
* Texas Capital Bancshares, Inc.	4,463	88
Heritage Financial Corp.	3,978	87
First Place Financial Corp.	4,336	87
North Valley Bancorp	5,069	87
Center Financial Corp.	3,500	87
Banner Corp.	3,100	87
* Electro Rent Corp.	5,951	87
Clifton Savings Bancorp, Inc.	8,171	86
First Source Corp.	3,749	86
Greater Community Bancorp	5,336	86
HMN Financial, Inc.	2,721	86
Wilshire Bancorp Inc.	5,950	85
* Banc Corp.	8,058	85
CoBiz Inc.	4,682	85
* CNA Surety Corp.	5,610	83
Pennrock Financial Services Corp.	2,310	83
Capital Lease Funding, Inc. REIT	7,600	82
Foothill Independent Bancorp	4,113	82
Harleysville Group, Inc.	3,917	82
Camco Financial Corp.	6,005	82
Merchants Bancshares, Inc.	3,111	82
Sizeler Property Investors, Inc. REIT	6,151	81
* Ameriserv Financial Inc.	15,144	81
SWS Group, Inc.	4,714	81
* Tradestation Group Inc.	9,417	81
Capital Southwest Corp.	901	81
* Encore Capital Group, Inc.	4,723	80
Capital Corp. of the West	2,872	80
* Western Sierra Bancorp	2,354	80
CFS Bancorp, Inc.	6,000	80
* HomeStore, Inc.	39,003	79
* Intersections Inc.	6,770	79
Mission West Properties Inc. REIT	7,700	79
BancFirst Corp.	900	78
Seacoast Banking Corp. of Florida	3,964	78
* Ampal-American Israel Corp.	19,325	78
Eastern Virginia Bankshares, Inc.	3,773	77
OceanFirst Financial Corp.	3,436	77
* PICO Holdings, Inc.	2,596	77
Atlantic Coast Federal Corp.	6,151	76
Midwest Banc Holdings, Inc.	3,940	76
Bedford Property Investors, Inc. REIT	3,300	76
Gladstone Commercial Corp. REIT	4,800	76
* Citizens, Inc.	12,401	76
Security Bank Corp.	3,272	75
Southwest Bancorp, Inc.	3,644	75
Bay View Capital Corp.	4,807	74
Sanders Morris Harris Group Inc.	4,314	74

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Prime Group Realty Trust REIT	10,200	74
Lakeland Financial Corp.	1,799	73
* Stifel Financial Corp.	3,000	72
State Financial Services Corp. Class A	1,800	72
HF Financial Corp.	3,313	72
Camden National Corp.	2,200	72
Peoples Bancorp, Inc.	2,687	72
Royal Bancshares of Pennsylvania, Inc.	2,987	71
Horizon Financial Corp.	3,195	71
New York Mortgage Trust, Inc. REIT	7,800	71
* Republic First Bancorp, Inc.	5,214	70
Community Banks, Inc.	2,692	70
Capstead Mortgage Corp. REIT	8,412	70
Vesta Insurance Group, Inc.	26,385	69
American Mortgage Acceptance Co. REIT	4,500	68
Wainwright Bank & Trust Co.	6,055	68
Lakeland Bancorp, Inc.	4,300	67
Unity Bancorp, Inc.	5,608	67
* Community Bancorp	2,150	67
Extra Space Storage Inc. REIT	4,636	66
* Credit Acceptance Corp.	4,426	66
First Federal Bancshares of Arkansas, Inc.	2,933	66
Charter Financial Corp.	1,879	66
United Community Financial Corp.	5,993	66
First State Bancorporation	3,382	65
Bryn Mawr Bank Corp.	3,402	65
* KMG America Corp.	6,538	65
Massbank Corp.	1,871	65
Willow Grove Bancorp, Inc.	4,309	63
Pulaski Financial Corp.	2,456	63
Community Bancorp Inc.	2,097	63
Baldwin & Lyons, Inc. Class B	2,573	62
* Quanta Capital Holdings Ltd.	9,824	61
Summit Bancshares, Inc.	3,476	60
Cohen & Steers, Inc.	2,900	60
Cedar Shopping Centers, Inc. REIT	4,000	59
Windrose Medical Properties Trust REIT	4,200	59
Heartland Financial USA, Inc.	3,000	59
MutualFirst Financial Inc.	2,626	58
CityBank Lynnwood (WA)	1,877	58
Berkshire Hills Bancorp, Inc.	1,741	58
FNB Corp. (VA)	2,060	58
Jefferson Bancshares, Inc.	4,500	58
Federal Agricultural Mortgage Corp. Class A	3,500	57
Sound Federal Bancorp Inc.	3,500	57
Ames National Corp.	505	56
BNP Residential Properties, Inc. REIT	3,489	56
Comm Bancorp, Inc.	1,386	55
* Ceres Group, Inc.	9,037	55
Associated Estates Realty Corp. REIT	5,808	54
Coastal Financial Corp.	3,603	53
S.Y. Bancorp, Inc.	2,300	53
* United PanAm Financial Corp.	1,892	52
Placer Sierra Bancshares	1,900	52
Financial Institutions, Inc.	2,851	51
* CyberSource Corp.	7,000	51
* Huron Consulting Group Inc.	2,165	51
First M&F Corp.	1,482	50
Provident Financial Holdings, Inc.	1,758	49
National Health Realty Inc. REIT	2,600	48
* Consumer Portfolio Services, Inc.	10,540	48
* PRG-Schultz International, Inc.	16,811	47
Medallion Financial Corp.	4,880	46

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

American Land Lease, Inc. REIT	2,100	46
Independence Holding Co.	2,602	46
NorthStar Realty Finance Corp. REIT	4,342	46
* Newtek Business Services, Inc.	20,200	45
Republic Bancorp, Inc. Class A	2,068	45
TIB Financial Corp.	1,657	45
Citizens 1st Bancorp, Inc.	2,148	44
Kite Realty Group Trust REIT	2,923	44
First Oak Brook Bancshares, Inc.	1,550	44
* Willis Lease Finance Corp.	5,390	43
Northrim Bancorp Inc.	1,800	42
* Marlin Business Services Inc.	2,096	42
Colony Bankcorp, Inc.	1,400	42
* Carreker Corp.	7,500	41
American National Bankshares Inc.	1,718	41
Cavalry Bancorp, Inc.	1,780	40
Chester Valley Bancorp	1,619	40
* Aether Systems, Inc.	12,186	40
Oak Hill Financial, Inc.	1,356	40
BCSB Bankcorp, Inc.	3,006	39
MBT Financial Corp.	2,017	39
United Mobile Homes, Inc. REIT	2,559	38
* Collegiate Funding Services, Inc.	2,600	38
Vineyard National Bancorp Co.	1,200	38
Capital Title Group, Inc.	5,566	38
NYMAGIC, Inc.	1,600	37
* Bankrate, Inc.	1,850	37
West Bancorporation	1,968	37
PMC Commercial Trust REIT	2,800	37
EMC Insurance Group, Inc.	1,995	36
SCBT Financial Corp.	1,100	35
Century Bancorp, Inc. Class A	1,140	35
Rainier Pacific Financial Group Inc.	2,220	35
* MarketAxess Holdings, Inc.	3,000	34
* The Enstar Group, Inc.	500	34
* First Union Real Estate REIT	8,306	32
One Liberty Properties, Inc. REIT	1,500	31
Codorus Valley Bancorp, Inc.	1,698	30
AmeriVest Properties, Inc. REIT	7,200	30
Capital Bank Corp.	1,968	30
American Campus Communities, Inc. REIT	1,300	29
* QC Holdings Inc.	2,008	29
FNB Corp. (NC)	1,415	28
ABC Bancorp	1,536	28
Exchange National Bancshares, Inc.	1,000	28
Agree Realty Corp. REIT	900	27
Ameriana Bancorp	1,926	27
Westwood Holdings Group, Inc.	1,500	27
First Defiance Financial Corp.	1,000	27
BKF Capital Group, Inc.	700	27
* Pacific Premier Bancorp, Inc.	2,420	26
Donegal Group Inc.	1,423	25
Tower Group, Inc.	1,600	25
Supertel Hospitality, Inc.	5,917	25
Westfield Financial, Inc.	1,000	24
* CCC Information Services Group	1,012	24
Penns Woods Bancorp, Inc.	537	24
Investors Title Co.	604	22
* American Independence Corp.	1,654	22
* TheStreet.com, Inc.	6,067	21
TF Financial Corp.	761	21
Crawford & Co. Class B	2,850	21
Hanover Capital Mortgage Holdings, Inc. REIT	2,000	21

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Rewards Network Inc.	3,900	21
FLAG Financial Corp.	1,400	20
* SVB Financial Services	919	20
* Harris & Harris Group, Inc.	1,600	19
Citizens South Banking Corp.	1,400	18
HopFed Bancorp, Inc.	1,115	18
GB&T Bancshares, Inc.	732	17
Landmark Bancorp Inc.	648	16
* Primus Guaranty, Ltd.	1,067	15
United Security Bancshares, Inc.	500	15
Wayne Savings Bancshares, Inc.	900	15
K-Fed Bancorp	1,136	14
Greene County Bancshares	500	14
Commercial Bankshares, Inc.	333	13
* Specialty Underwriters' Alliance, Inc.	1,400	13
Laurel Capital Group, Inc.	600	13
Eagle Hospitality Properties Trust Inc.	1,300	12
Team Financial, Inc.	820	12
* ZipRealty, Inc.	900	12
Greater Delaware Valley Savings Bank	456	10
First Keystone Financial, Inc.	595	10
Meta Financial Group, Inc.	485	10
Union Community Bancorp	500	8
Ziegler Cos., Inc.	382	8
Affirmative Insurance Holdings, Inc.	500	8
* Meadowbrook Insurance Group, Inc.	1,500	8
Sunset Financial Resources, Inc.	800	8
* First Acceptance Corp.	800	8
Origen Financial, Inc. REIT	1,000	7
* Corillian Corp.	2,300	7
EFC Bancorp, Inc.	200	7
Delta Financial Corp.	600	6
* Intelidata Technologies Corp.	15,944	5
Lincoln Bancorp	300	5
Cascade Financial Corp.	300	5
Fidelity Southern Corp.	300	5
BRT Realty Trust REIT	200	5
Summit Bank Corp.	300	4
United Financial Corp.	150	4
Princeton National Bancorp, Inc.	99	3
NBC Capital Corp.	100	2
Guaranty Bancshares, Inc.	100	2
Community Capital Corp.	100	2
Federal Agricultural Mortgage Corp. Class C	100	2
Habersham Bancorp	100	2
Desert Community Bank	64	2
Burnham Pacific Properties, Inc. REIT	19,000	2
* Horizon Group Properties, Inc. REIT	270	1
ProCentury Corp.	100	1
East Penn Financial Corp.	100	1
* Dynex Capital, Inc. REIT	100	1
* EBS Litigation LLC	6,856	--

		995,761

Health Care (7.7%)
Pfizer Inc.	2,468,053	68,069
Johnson & Johnson	983,923	63,955
* Amgen, Inc.	420,914	25,448
Abbott Laboratories	516,014	25,290
Merck & Co., Inc.	734,098	22,610
UnitedHealth Group Inc.	433,246	22,589
Medtronic, Inc.	399,912	20,711

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Wyeth	442,110	19,674
Eli Lilly & Co.	337,058	18,777
Bristol-Myers Squibb Co.	644,475	16,099
* WellPoint Inc.	199,153	13,869
* Genentech, Inc.	156,606	12,572
Schering-Plough Corp.	488,012	9,302
Cardinal Health, Inc.	143,623	8,270
Aetna Inc.	97,904	8,108
Baxter International, Inc.	204,156	7,574
HCA Inc.	129,862	7,359
Guidant Corp.	107,109	7,208
* Caremark Rx, Inc.	148,576	6,615
* Gilead Sciences, Inc.	143,650	6,319
* Zimmer Holdings, Inc.	81,530	6,210
* Boston Scientific Corp.	209,964	5,669
* St. Jude Medical, Inc.	119,849	5,227
* Genzyme Corp.-General Division	82,205	4,940
* Medco Health Solutions, Inc.	90,356	4,821
* Forest Laboratories, Inc.	116,563	4,528
Becton, Dickinson &Co.	83,947	4,405
McKesson Corp.	93,065	4,168
Stryker Corp.	86,729	4,125
* Biogen Idec Inc.	110,853	3,819
Allergan, Inc.	44,728	3,813
Quest Diagnostics, Inc.	57,280	3,051
Biomet, Inc.	79,713	2,761
AmerisourceBergen Corp.	37,050	2,562
* Coventry Health Care Inc.	35,362	2,502
C.R. Bard, Inc.	34,892	2,321
* Laboratory Corp. of America Holdings	45,423	2,267
* Celgene Corp.	54,784	2,234
* MedImmune Inc.	82,601	2,207
* Express Scripts Inc.	43,050	2,152
Health Management Associates Class A	81,104	2,123
* Sepracor Inc.	34,971	2,099
* PacifiCare Health Systems, Inc.	28,704	2,051
* Humana Inc.	50,463	2,005
* Hospira, Inc.	49,133	1,916
IMS Health, Inc.	77,099	1,910
* Tenet Healthcare Corp.	155,089	1,898
Mylan Laboratories, Inc.	89,382	1,720
* Varian Medical Systems, Inc.	44,508	1,661
* Patterson Cos	34,352	1,549
* Barr Pharmaceuticals Inc.	30,860	1,504
* DaVita, Inc.	32,537	1,480
* Triad Hospitals, Inc.	26,956	1,473
Omnicare, Inc.	34,584	1,467
Bausch & Lomb, Inc.	17,650	1,465
* Invitrogen Corp.	17,252	1,437
* Health Net Inc.	36,999	1,412
DENTSPLY International Inc.	25,566	1,381
* IVAX Corp.	63,960	1,375
* Lincare Holdings, Inc.	33,357	1,362
Beckman Coulter, Inc.	20,676	1,314
* Chiron Corp.	37,294	1,301
* Henry Schein, Inc.	28,852	1,198
Manor Care, Inc.	28,719	1,141
Universal Health Services Class B	18,287	1,137
* Affymetrix, Inc.	20,894	1,127
* Community Health Systems, Inc.	29,058	1,098
* Renal Care Group, Inc.	22,387	1,032
* Watson Pharmaceuticals, Inc.	34,675	1,025
* WebMD Corp.	98,549	1,012

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Charles River Laboratories, Inc.	20,474	988
* Millennium Pharmaceuticals, Inc.	101,625	942
* Millipore Corp.	16,526	938
* Covance, Inc.	20,739	931
* Advanced Medical Optics, Inc.	21,711	863
* Edwards Lifesciences Corp.	19,917	857
* Respironics, Inc.	23,638	854
Dade Behring Holdings Inc.	13,100	852
Cooper Cos., Inc.	13,948	849
* King Pharmaceuticals, Inc.	80,239	836
* Cytyc Corp.	37,897	836
* Kinetic Concepts, Inc.	13,722	823
* LifePoint Hospitals, Inc.	16,171	817
* INAMED Corp.	11,934	799
* Pharmaceutical Product Development, Inc.	16,974	795
* Cephalon, Inc.	19,272	767
* ResMed Inc.	11,427	754
* Accredo Health, Inc.	16,342	742
* Stericycle, Inc.	14,281	719
* IDEXX Laboratories Corp.	11,439	713
* OSI Pharmaceuticals, Inc.	17,082	698
* ImClone Systems, Inc.	22,052	683
* AMERIGROUP Corp.	16,726	672
* Cerner Corp.	9,737	662
* Protein Design Labs, Inc.	31,825	643
* VCA Antech, Inc.	26,000	630
* Amylin Pharmaceuticals, Inc.	29,689	621
* Gen-Probe Inc.	16,720	606
STERIS Corp.	23,171	597
* Endo Pharmaceuticals Holdings, Inc.	22,031	579
Medicis Pharmaceutical Corp.	18,192	577
* Sierra Health Services, Inc.	7,964	569
Mentor Corp.	13,616	565
* Techne Corp.	12,274	563
* Apria Healthcare Group Inc.	16,241	563
* Pediatrix Medical Group, Inc.	7,457	548
Valeant Pharmaceuticals International	30,448	537
* Vicuron Pharmaceuticals Inc.	19,141	534
* Vertex Pharmaceuticals, Inc.	31,021	522
* MGI Pharma, Inc.	23,722	516
* Neurocrine Biosciences, Inc.	12,234	515
* Sybron Dental Specialties, Inc.	13,336	502
* Intuitive Surgical, Inc.	10,753	502
* Andrx Group	24,484	497
* United Surgical Partners International, Inc.	9,525	496
* Kindred Healthcare, Inc.	12,432	492
* Nektar Therapeutics	28,075	473
* Centene Corp.	14,000	470
* Beverly Enterprises, Inc.	36,400	464
* Human Genome Sciences, Inc.	39,263	455
* American Healthways Inc.	10,613	449
* Immucor Inc.	15,020	435
Owens & Minor, Inc. Holding Co.	13,360	432
Invacare Corp.	9,707	431
* ICOS Corp.	20,320	430
* Ventana Medical Systems, Inc.	10,600	426
* American Medical Systems Holdings, Inc.	20,442	422
* Alkermes, Inc.	30,214	399
* Kos Pharmaceuticals, Inc.	6,044	396
* NeighborCare Inc.	11,786	391
* Martek Biosciences Corp.	9,984	379
Perrigo Co.	26,755	373
* PAR Pharmaceutical Cos. Inc.	11,527	367

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* The Medicines Co.	15,416	361
* Haemonetics Corp.	8,762	356
* United Therapeutics Corp.	7,200	347
Diagnostic Products Corp.	7,200	341
* Transkaryotic Therapies, Inc.	9,133	334
* Bio-Rad Laboratories, Inc. Class A	5,500	326
* Magellan Health Services, Inc.	9,215	325
* CV Therapeutics, Inc.	14,394	323
* Eon Labs, Inc.	10,200	313
* Sunrise Senior Living, Inc.	5,700	308
* Priority Healthcare Corp. Class B	11,918	302
* CONMED Corp.	9,740	300
* Nabi Biopharmaceuticals	19,171	292
* American Pharmaceuticals Partners, Inc.	6,947	287
* Cyberonics, Inc.	6,600	286
PolyMedica Corp.	7,900	282
* Psychiatric Solutions, Inc.	5,783	282
* Laserscope	6,700	278
* Wellcare Group Inc.	7,800	277
* Onyx Pharmaceuticals, Inc.	11,548	276
* Biosite Inc.	5,000	275
* Genesis Healthcare Corp.	5,932	275
* Hologic, Inc.	6,900	274
* AmSurg Corp.	9,600	266
* Advanced Neuromodulation Systems, Inc.	6,650	264
* PSS World Medical, Inc.	20,850	260
* Wright Medical Group, Inc.	9,300	248
* Applera Corp.-Celera Genomics Group	22,057	242
LCA-Vision Inc.	4,912	238
* Kyphon Inc.	6,702	233
* ArthroCare Corp.	6,638	232
* Viasys Healthcare Inc.	10,174	230
West Pharmaceutical Services, Inc.	8,100	227
* LabOne, Inc.	5,680	226
* Telik, Inc.	13,883	226
* Abgenix, Inc.	26,289	226
* Medarex, Inc.	27,051	225
* Chattem, Inc.	5,305	220
* SurModics, Inc.	5,045	219
* eResearch Technology, Inc.	15,950	214
* Per-Se Technologies, Inc.	10,084	212
Arrow International, Inc.	6,455	206
* Encysive Pharmaceuticals, Inc.	18,800	203
* Molina Healthcare Inc.	4,518	200
* Connetics Corp.	11,303	199
Analogic Corp.	3,900	196
* Impax Laboratories, Inc.	12,474	196
* Thoratec Corp.	12,762	196
* AtheroGenics, Inc.	12,245	196
* DJ Orthopedics Inc.	7,100	195
* Bone Care International, Inc.	5,900	195
Alpharma, Inc. Class A	13,347	193
* Salix Pharmaceuticals, Ltd.	10,869	192
* Alexion Pharmaceuticals, Inc.	8,246	190
* Eclipsys Corp.	13,400	189
* Cubist Pharmaceuticals, Inc.	14,006	184
* First Horizon Pharmaceutical Corp.	9,600	183
* Pharmion Corp.	7,800	181
* IDX Systems Corp.	5,957	180
* Integra LifeSciences Holdings	6,101	178
* Amedisys Inc.	4,800	177
* SFBC International, Inc.	4,505	174
* Odyssey Healthcare, Inc.	12,000	173

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Serologicals Corp.	8,056	171
* PAREXEL International Corp.	8,600	171
* Wilson Greatbatch Technologies, Inc.	7,041	168
* Ligand Pharmaceuticals Inc. Class B	24,188	168
* Exelixis, Inc.	22,605	168
* Enzo Biochem, Inc.	9,335	167
Healthcare Services Group, Inc.	8,228	165
* Foxhollow Technologies Inc.	4,149	159
* BioMarin Pharmaceutical Inc.	21,100	158
* Incyte Corp.	22,082	158
* Aastrom Biosciences, Inc.	50,300	157
* Matria Healthcare, Inc.	4,881	157
* Myriad Genetics, Inc.	10,047	157
* Allscripts Healthcare Solutions, Inc.	9,200	153
* SonoSite, Inc.	4,900	152
* LifeCell Corp.	9,300	147
* Digene Corp.	5,225	145
* NPS Pharmaceuticals Inc.	12,646	144
Landauer, Inc.	2,700	140
* Avanir Pharmaceuticals Class A	50,000	140
* OraSure Technologies, Inc.	13,900	139
* Inverness Medical Innovations, Inc.	5,066	138
* VaxGen, Inc.	12,500	136
* Noven Pharmaceuticals, Inc.	7,700	135
* RehabCare Group, Inc.	5,032	135
* Oscient Pharmaceuticals	50,640	134
Datascope Corp.	3,994	133
* Gentiva Health Services, Inc.	7,431	133
* Zymogenetics, Inc.	7,475	132
* Discovery Laboratories, Inc.	18,046	132
* K-V Pharmaceutical Co. Class A	7,833	131
* Regeneron Pharmaceuticals, Inc.	15,484	130
* Nastech Pharmaceutical Co., Inc.	9,100	129
* Cypress Bioscience, Inc.	9,777	129
* ICU Medical, Inc.	4,000	129
* Aspect Medical Systems, Inc.	4,315	128
* Palomar Medical Technologies, Inc.	5,200	124
Quality Systems, Inc.	2,550	121
* Dendreon Corp.	22,400	117
* InterMune Inc.	8,900	116
* PRA International	4,314	116
* ARIAD Pharmaceuticals, Inc.	17,212	115
* Northfield Laboratories, Inc.	7,900	113
* Illumina, Inc.	9,336	113
* HealthTronics Surgical Services, Inc.	8,655	112
* Molecular Devices Corp.	5,100	110
* Virologic, Inc. Rights Exp. 6/13/2006	43,778	109
* Keryx Biopharmaceuticals, Inc.	8,200	108
* Conor Medsystems, Inc.	7,018	108
* Adolor Corp.	11,600	107
* Savient Pharmaceuticals Inc.	24,200	107
* XOMA Ltd.	63,000	106
* Encore Medical Corp.	18,961	105
* Geron Corp.	13,480	104
* Cell Therapeutics, Inc.	38,427	104
* American Retirement Corp.	7,100	104
* Kensey Nash Corp.	3,391	103
* Align Technology, Inc.	13,861	102
* Quidel Corp.	19,700	102
* Idenix Pharmaceuticals Inc.	4,699	102
* Nanogen, Inc.	26,400	101
* Tanox, Inc.	8,617	101
* Cepheid, Inc.	13,722	101

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* HMS Holdings Corp.	14,833	99
* IntraLase Corp.	5,000	98
* Radiation Therapy Services, Inc.	3,663	97
Option Care, Inc.	6,878	97
* Dyax Corp.	20,297	96
* Albany Molecular Research, Inc.	6,811	95
* Pharmacyclics, Inc.	12,630	95
* BioScrip Inc.	15,808	95
* Nuvelo, Inc.	12,269	95
* VistaCare, Inc.	5,100	94
* Enzon Pharmaceuticals, Inc.	14,391	93
* Fonar Corp.	77,670	93
* Inspire Pharmaceuticals, Inc.	11,013	93
* Progenics Pharmaceuticals, Inc.	4,436	93
* Peregrine Pharmaceuticals, Inc.	95,981	92
* Genitope Corp.	7,100	91
* deCODE genetics, Inc.	9,673	91
* I-Flow Corp.	5,400	90
* Symbion, Inc.	3,741	89
Vital Signs, Inc.	2,046	89
* InKine Pharmaceutical Co., Inc.	27,700	88
* Lexicon Genetics Inc.	17,719	88
* TriPath Imaging, Inc.	10,200	87
* Spectranetics Corp.	12,696	85
* Rita Medical Systems, Inc.	26,700	85
* Res-Care, Inc.	6,300	85
Meridian Bioscience Inc.	4,448	84
* Hanger Orthopedic Group, Inc.	16,635	84
Hooper Holmes, Inc.	20,200	84
* ImmunoGen, Inc.	14,300	83
* Microtek Medical Holdings, Inc.	22,501	83
* US Physical Therapy, Inc.	4,300	82
* Orchid Cellmark, Inc.	7,589	82
Computer Programs and Systems, Inc.	2,200	82
* Genta Inc.	68,430	81
* Merit Medical Systems, Inc.	5,239	81
* Vivus, Inc.	21,814	80
* DOV Pharmaceutical, Inc.	4,300	80
* Accelrys Inc.	16,207	80
* Luminex Corp.	8,148	80
* NitroMed, Inc.	4,100	80
* OCA Inc.	42,235	79
* Animas Corp.	3,922	79
* Cell Genesys, Inc.	14,765	79
Young Innovations, Inc.	2,100	78
* Guilford Pharmaceuticals, Inc.	34,506	78
* Candela Corp.	7,423	78
* Orthologic Corp.	20,010	77
* Eyetech Pharmaceuticals Inc.	6,107	77
* SuperGen, Inc.	15,500	77
* CuraGen Corp.	14,711	76
* IRIS International, Inc.	4,200	75
* Symmetry Medical Inc.	3,100	73
* SciClone Pharmaceuticals, Inc.	16,200	73
* Penwest Pharmaceuticals Co.	6,050	72
* Zoll Medical Corp.	2,800	71
* Durect Corp.	13,900	71
* Isis Pharmaceuticals, Inc.	17,800	70
* Third Wave Technologies	17,618	69
* EntreMed, Inc.	29,710	69
* Allied Healthcare International Inc.	9,617	68
* Array BioPharma Inc.	10,785	68
* DepoMed, Inc.	15,506	68

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Corixa Corp.	15,369	67
* EPIX Pharmaceuticals, Inc.	7,571	67
* MedCath Corp.	2,400	67
* National Dentex Corp.	3,619	67
* Omnicell, Inc.	7,500	66
* CryoLife Inc.	8,500	66
* Bentley Pharmaceuticals, Inc.	6,000	66
* Immunomedics Inc.	38,175	65
* Advanced Magnetics, Inc.	5,833	65
* NeoPharm, Inc.	6,414	64
* Rigel Pharmaceuticals, Inc.	3,189	64
* Alnylam Pharmaceuticals Inc.	8,700	64
* Possis Medical Inc.	6,199	63
* Renovis, Inc.	4,100	63
* Hi-Tech Pharmacal Co., Inc.	1,942	62
* ViroPharma Inc.	8,800	61
* Kendle International Inc.	4,000	61
* New River Pharmaceuticals Inc.	2,000	60
* Embrex, Inc.	5,380	60
* Seattle Genetics, Inc.	11,186	60
* Curis, Inc.	15,270	60
* ABIOMED, Inc.	6,800	58
* Arena Pharmaceuticals, Inc.	8,408	57
* Pozen Inc.	6,862	56
* CorVel Corp.	2,237	56
* Medical Action Industries Inc.	3,100	55
* Conceptus, Inc.	9,700	55
* Continucare Corp.	22,060	54
* Trimeris, Inc.	5,404	54
* Bradley Pharmaceuticals, Inc.	5,005	54
National Healthcare Corp.	1,500	53
* Bruker BioSciences Corp.	13,154	52
* America Service Group Inc.	3,300	52
* Columbia Laboratories Inc.	16,365	52
* Horizon Health Corp.	2,200	51
* Cytokinetics, Inc.	7,384	51
* Maxygen Inc.	7,477	51
* Diversa Corp.	9,661	50
* Air Methods Corp.	6,300	50
* Alliance Imaging, Inc.	4,800	50
* Hollis-Eden Pharmaceuticals, Inc.	6,700	50
* Pediatric Services of America	4,100	50
* Neurogen Corp.	7,240	49
* Abaxis, Inc.	4,500	49
BioLase Technology, Inc.	7,700	49
* ThermoGenesis Corp.	11,100	48
* Antigenics, Inc.	8,912	48
* AVANT Immunotherapeutics, Inc.	40,329	47
* Caliper Life Sciences, Inc.	8,280	46
* Genaera Corp.	26,969	46
* CardioDynamics International Corp.	28,415	45
* Immtech International, Inc.	4,100	45
* Myogen, Inc.	6,439	45
* Angiodynamics Inc.	2,069	45
* Lifecore Biomedical Inc.	4,100	45
* Pharmacopeia Drug Discovery	11,027	44
* Regeneration Technologies, Inc.	7,041	44
* Tercica, Inc.	5,020	44
* Kosan Biosciences, Inc.	8,200	43
* NationsHealth, Inc.	7,744	43
* Pain Therapeutics, Inc.	6,300	43
* Aradigm Corp.	39,100	41
* Digital Angel Corp.	10,500	40

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Cardiac Science, Inc.	38,097	40
* Specialty Laboratories, Inc.	4,700	40
* ATS Medical, Inc.	10,870	38
Psychemedics Corp.	2,900	38
D&K Healthcare Resources, Inc.	4,400	37
* Cantel Medical Corp.	2,200	36
* Collagenex Pharmaceuticals, Inc.	4,692	36
* Microvision, Inc.	6,995	36
* Titan Pharmaceuticals, Inc.	19,471	36
* Vical, Inc.	7,300	36
* Indevus Pharmaceuticals, Inc.	13,870	36
* Gene Logic Inc.	10,500	35
* Neogen Corp.	2,368	34
* E-Z-EM, Inc.	2,400	34
* IVAX Diagnostics, Inc.	7,000	33
* Theragenics Corp.	9,916	32
* Ista Pharmaceuticals Inc.	3,790	32
* Axonyx Inc.	23,400	31
* Strategic Diagnostics Inc.	9,012	31
* Santarus Inc.	7,522	31
* StemCells, Inc.	7,200	30
* NMT Medical, Inc.	3,031	30
* Oxigene, Inc.	6,148	28
* Neose Technologies, Inc.	8,800	28
* Cerus Corp.	6,164	27
* CYTOGEN Corp.	5,075	27
* Anika Resh Inc.	2,200	25
* VNUS Medical Technologies, Inc.	2,100	25
* GenVec, Inc.	13,597	25
* SONUS Pharmaceuticals, Inc.	7,036	25
* Emisphere Technologies, Inc.	6,100	25
* Osteotech, Inc.	6,387	24
* GTC Biotherapeutics, Inc.	13,981	23
* Harvard Bioscience, Inc.	7,434	23
* Novavax, Inc.	16,984	22
* Proxymed Pharmacy, Inc.	2,846	22
* Lipid Sciences, Inc.	4,449	22
* MannKind Corp.	2,159	22
* Sangamo BioSciences, Inc.	5,800	21
* Avigen, Inc.	6,631	21
* Able Laboratories, Inc.	5,850	20
* SRI/Surgical Express, Inc.	3,833	20
* GTx, Inc.	2,000	20
* Barrier Therapeutics Inc.	2,500	20
* La Jolla Pharmaceutical Co.	24,100	20
* Aksys, Ltd.	9,800	20
* Cholestech Corp.	1,693	19
* Somanetics Corp.	800	18
* Targeted Genetics Corp.	22,451	18
* Vital Images, Inc.	1,000	18
* Micro Therapeutics, Inc.	4,501	18
* Stereotaxis Inc.	2,206	18
* Critical Therapeutics, Inc.	2,400	17
* Rochester Medical Corp.	1,741	17
* Exact Sciences Corp.	7,166	16
* BioCryst Pharmaceuticals, Inc.	3,200	16
* Advancis Pharmaceutical Corp.	8,570	15
* Sequenom, Inc.	13,020	15
* Natus Medical Inc.	1,300	15
* Bioject Medical Technologies Inc.	12,286	14
* Ciphergen Biosystems, Inc.	7,237	14
* BioSphere Medical Inc.	3,035	14
* Nuvasive, Inc.	800	13

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Vasomedical, Inc.	18,200	13
* Corcept Therapeutics Inc.	2,301	13
* Genelabs Technologies, Inc.	26,000	13
* SIGA Technologies, Inc.	11,467	12
* Maxim Pharmaceuticals, Inc.	9,380	12
* Corgentech Inc.	4,540	12
* Neurobiological Technologies, Inc.	3,900	12
* Bioenvision, Inc.	1,600	12
* Zila, Inc.	4,000	11
* Virologic, Inc. Rights	44,379	11
* Radiologix Inc.	2,600	11
* Inhibitex Inc.	1,400	11
* Synovis Life Technologies, Inc.	1,300	10
* STAAR Surgical Co.	2,100	10
* Q-Med, Inc.	1,100	10
* Neurometrix Inc.	500	10
* Discovery Partners International	3,500	10
* Momenta Pharmaceuticals, Inc.	500	10
* Insmed Inc.	10,050	10
* Matritech Inc.	13,900	10
* Stratagene Holding Corp.	1,102	10
* Aphton Corp.	12,609	9
* DUSA Pharmaceuticals, Inc.	1,000	9
* Curative Health Services, Inc.	4,066	9
* Introgen Therapeutics, Inc.	1,400	9
* PRAECIS Pharmaceuticals Inc.	17,174	9
* Epimmune Inc.	12,124	9
* Quinton Cardiology Systems, Inc.	1,000	8
* Exactech, Inc.	600	8
* Allos Therapeutics Inc.	3,348	7
* Orthovita, Inc.	1,816	7
* CancerVax Corp.	2,400	7
* Adeza Biomedical Corp.	400	7
* Matrixx Initiatives, Inc.	600	7
* Digirad Corp.	1,200	6
* Anadys Pharmaceuticals Inc.	700	6
* NeoRx Corp.	9,600	6
* Novoste Corp.	5,379	5
* Sun Healthcare Group Inc.	800	5
* American Dental Partners, Inc.	200	5
* Transgenomic, Inc.	7,100	5
* National Medical Health Card Systems, Inc.	200	5
* AVI BioPharma, Inc.	2,000	5
* Acadia Pharmaceuticals Inc.	540	5
* Dialysis Corporation of America	200	4
* Sonic Innovations, Inc.	900	4
* Hemispherx Biopharma, Inc.	2,300	4
* Alteon, Inc.	19,000	4
* Immunicon Corp.	800	4
* Hythiam Inc.	700	4
* SCOLR Pharma Inc.	1,200	4
* Cutera, Inc.	200	3
* Pharmos Corp.	1,320	3
* Repligen Corp.	1,400	3
* The Med-Design Corp.	5,163	3
* Phase Forward Inc.	300	2
* Biopure Corp. Class A	1,450	2
* Clarient, Inc.	1,100	2
* Endologix, Inc.	400	2
* Dynavax Technologies Corp.	363	2
* SpectRx, Inc.	4,874	1
* Sirna Therapeutics, Inc.	700	1
* North American Scientific, Inc.	500	1

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Mediware Information Systems, Inc.	100	1
* Integrated Biopharma, Inc.	200	1
* Enpath Medical, Inc.	132	1
* PharmaNetics, Inc.	600	--

		581,913

Integrated Oils (2.8%)
ExxonMobil Corp.	2,112,371	121,398
Chevron Corp.	701,523	39,229
ConocoPhillips Co.	438,106	25,187
Occidental Petroleum Corp.	130,916	10,071
Marathon Oil Corp.	115,054	6,140
Unocal Corp.	87,255	5,676
Amerada Hess Corp.	27,417	2,920
Murphy Oil Corp.	55,062	2,876
* KCS Energy, Inc.	16,100	280
* Giant Industries, Inc.	4,400	158
* Delta Petroleum Corp.	10,534	149
* Mission Resources Corp.	7,300	59

		214,143

Other Energy (2.2%)
Schlumberger Ltd.	195,236	14,826
Halliburton Co.	167,515	8,011
Devon Energy Corp.	151,014	7,653
Burlington Resources, Inc.	129,916	7,177
Apache Corp.	108,641	7,018
Anadarko Petroleum Corp.	82,179	6,751
Valero Energy Corp.	85,214	6,741
* Transocean Inc.	106,723	5,760
Baker Hughes, Inc.	111,374	5,698
EOG Resources, Inc.	78,856	4,479
XTO Energy, Inc.	109,400	3,719
Williams Cos., Inc.	183,607	3,489
GlobalSantaFe Corp.	75,639	3,086
* Nabors Industries, Inc.	49,825	3,020
BJ Services Co.	54,060	2,837
Kerr-McGee Corp.	36,912	2,817
Sunoco, Inc.	24,282	2,760
Noble Corp.	44,590	2,743
* National-Oilwell Varco Inc.	55,991	2,662
* Weatherford International Ltd.	45,129	2,617
El Paso Corp.	213,686	2,462
Peabody Energy Corp.	43,048	2,240
Smith International, Inc.	34,932	2,225
Noble Energy, Inc.	28,879	2,185
Pioneer Natural Resources Co.	47,850	2,014
Chesapeake Energy Corp.	85,178	1,942
ENSCO International, Inc.	50,304	1,798
CONSOL Energy, Inc.	30,400	1,629
* Newfield Exploration Co.	39,352	1,570
Premcor, Inc.	20,800	1,543
* Ultra Petroleum Corp.	50,100	1,521
Patterson-UTI Energy, Inc.	53,357	1,485
* Pride International, Inc.	52,606	1,352
Equitable Resources, Inc.	19,416	1,320
* Reliant Energy, Inc.	99,516	1,232
Diamond Offshore Drilling, Inc.	21,371	1,142
Arch Coal, Inc.	20,788	1,132
* Cooper Cameron Corp.	18,060	1,121
Pogo Producing Co.	21,526	1,118

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Grant Prideco, Inc.	41,304	1,092
Rowan Cos., Inc.	35,895	1,066
* Cimarex Energy Co.	26,757	1,041
Tesoro Petroleum Corp.	22,100	1,028
* NRG Energy	26,664	1,003
Massey Energy Co.	25,249	952
* Plains Exploration & Production Co.	24,385	866
Helmerich & Payne, Inc.	17,045	800
Range Resources Corp.	28,599	769
* Denbury Resources, Inc.	18,800	748
* Forest Oil Corp.	17,746	745
* FMC Technologies Inc.	21,684	693
* Cal Dive International, Inc.	12,295	644
* Calpine Corp.	178,411	607
* Quicksilver Resources, Inc.	9,200	588
Cabot Oil & Gas Corp.	16,500	573
* Unit Corp.	13,000	572
Vintage Petroleum, Inc.	18,663	569
St. Mary Land & Exploration Co.	19,187	556
* Todco	20,466	525
* Houston Exploration Co.	9,509	504
Frontier Oil Corp.	17,182	504
* Cheniere Energy, Inc.	16,200	504
* Grey Wolf, Inc.	60,510	448
* Dynegy, Inc.	90,081	438
* Superior Energy Services, Inc.	22,995	409
* Stone Energy Corp.	8,040	393
* Encore Acquisition Co.	9,400	385
* Whiting Petroleum Corp.	10,024	364
* Bill Barrett Corp.	11,867	351
* Comstock Resources, Inc.	13,800	349
* Oceaneering International, Inc.	8,710	337
* Swift Energy Co.	9,200	330
* SEACOR Holdings Inc.	5,100	328
* Hydrill Co.	5,900	321
* Spinnaker Exploration Co.	8,900	316
Berry Petroleum Class A	5,900	312
* Energy Partners, Ltd.	11,770	308
CARBO Ceramics Inc.	3,900	308
* Veritas DGC Inc.	10,787	299
* Atwood Oceanics, Inc.	4,466	275
Holly Corp.	5,743	268
Penn Virginia Corp.	6,000	268
* Hanover Compressor Co.	22,700	261
* Remington Oil & Gas Corp.	7,300	261
Foundation Coal Holdings, Inc.	9,500	246
* Parker Drilling Co.	34,800	244
* Core Laboratories NV	8,800	236
* TETRA Technologies, Inc.	7,350	234
* Global Industries Ltd.	27,374	233
* KFX, Inc.	15,894	227
* Oil States International, Inc.	8,900	224
* W-H Energy Services, Inc.	8,700	217
* Universal Compression Holdings, Inc.	5,700	207
* Newpark Resources, Inc.	27,541	207
Resource America, Inc.	5,286	204
* Petroleum Development Corp.	5,391	172
* Enbridge Energy Management LLC	3,064	155
* Pioneer Drilling Co.	10,108	154
* The Meridian Resource Corp.	31,900	152
Lufkin Industries	4,200	151
* FuelCell Energy, Inc.	14,218	145
* Parallel Petroleum Corp.	15,209	135

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Harvest Natural Resources, Inc.	12,300	134
* FX Energy, Inc.	11,200	124
* Input/Output, Inc.	19,500	122
* Brigham Exploration Co.	13,179	120
* Petrohawk Energy Corp.	11,100	120
* Evergreen Solar, Inc.	17,600	113
* Global Power Equipment Group Inc.	14,000	111
* Syntroleum Corp.	10,452	107
* Plug Power, Inc.	15,588	107
* ATP Oil & Gas Corp.	4,554	107
* McMoRan Exploration Co.	4,997	97
* Goodrich Petroleum Corp.	4,414	91
* TransMontaigne Inc.	8,346	88
* Hornbeck Offshore Services, Inc.	3,100	84
* Warren Resources Inc.	8,034	84
RPC Inc.	4,900	83
* PetroQuest Energy, Inc.	12,400	81
* The Exploration Co. of Delaware, Inc.	18,853	81
* Toreador Resources Corp.	3,252	79
* Dril-Quip, Inc.	2,300	67
Gulf Island Fabrication, Inc.	3,314	66
* Callon Petroleum Co.	4,361	64
* Clayton Williams Energy, Inc.	1,988	60
* Edge Petroleum Corp.	3,800	59
* Willbros Group, Inc.	3,600	52
* Double Eagle Petroleum Co.	2,906	50
Ormat Technologies Inc.	2,600	50
Crosstex Energy, Inc.	982	47
* Capstone Turbine Corp.	29,576	38
* Gasco Energy Inc.	9,700	36
* Atlas America, Inc.	906	34
* Infinity, Inc.	3,200	27
* NATCO Group Inc.	2,000	27
* Carrizo Oil & Gas, Inc.	1,300	22
* Harken Energy Corp.	47,590	21
* Endeavor International Corp.	4,700	17
* Abraxas Petroleum Corp.	5,115	14
* Millennium Cell Inc.	8,288	14
Barnwell Industries, Inc.	200	13
* Dawson Geophysical	600	13
MarkWest Hydrocarbon, Inc.	500	12
* Credo Pete Corp.	500	9

		165,461

Materials & Processing (2.4%)
E.I. du Pont de Nemours & Co.	330,417	14,211
Dow Chemical Co.	315,938	14,069
Alcoa Inc.	288,792	7,546
Newmont Mining Corp. (Holding Co.)	147,067	5,740
Monsanto Co.	88,233	5,547
Weyerhaeuser Co.	79,613	5,067
Praxair, Inc.	107,766	5,022
Masco Corp.	148,778	4,725
International Paper Co.	153,352	4,633
Air Products & Chemicals, Inc.	75,705	4,565
Archer-Daniels-Midland Co.	195,731	4,185
PPG Industries, Inc.	57,205	3,590
Phelps Dodge Corp.	31,773	2,939
American Standard Cos., Inc.	60,668	2,543
Georgia Pacific Group	77,081	2,451
Nucor Corp.	52,970	2,416
Bunge Ltd.	36,775	2,332

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Rohm & Haas Co.	48,695	2,257
Freeport-McMoRan Copper & Gold, Inc. Class B	59,449	2,226
Vulcan Materials Co.	34,001	2,210
Ecolab, Inc.	64,272	2,080
The St. Joe Co.	24,009	1,958
Lyondell Chemical Co.	73,581	1,944
Sherwin-Williams Co.	39,939	1,881
MeadWestvaco Corp.	61,972	1,738
Precision Castparts Corp.	21,963	1,711
Avery Dennison Corp.	31,351	1,660
Fluor Corp.	28,010	1,613
Ashland, Inc.	21,547	1,549
Eastman Chemical Co.	25,934	1,430
* Sealed Air Corp.	27,746	1,381
* Energizer Holdings, Inc.	21,303	1,324
Temple-Inland Inc.	35,424	1,316
United States Steel Corp.	37,989	1,306
Sigma-Aldrich Corp.	23,066	1,293
Ball Corp.	34,752	1,250
* Owens-Illinois, Inc.	49,659	1,244
Engelhard Corp.	40,838	1,166
Martin Marietta Materials, Inc.	15,838	1,095
* Pactiv Corp.	49,400	1,066
* Jacobs Engineering Group Inc.	18,070	1,017
Lubrizol Corp.	22,343	939
Bemis Co., Inc.	34,010	903
Smurfit-Stone Container Corp.	84,940	864
Louisiana-Pacific Corp.	34,756	854
Sonoco Products Co.	31,018	822
Florida Rock Industries, Inc.	10,837	795
Valspar Corp.	16,338	789
* Crown Holdings, Inc.	55,022	783
Harsco Corp.	13,873	757
Forest City Enterprise Class A	10,534	748
RPM International, Inc.	38,977	712
* The Mosaic Co.	44,083	686
Lafarge North America Inc.	10,562	659
* FMC Corp.	11,709	657
Cabot Corp.	19,912	657
Hughes Supply, Inc.	22,000	618
AptarGroup Inc.	11,900	605
Bowater Inc.	18,570	601
* Huntsman Corp.	29,465	597
Allegheny Technologies Inc.	27,028	596
Corn Products International, Inc.	23,600	561
Airgas, Inc.	22,664	559
* Scotts Miracle-Gro Co.	7,832	558
* Shaw Group, Inc.	25,906	557
The Timken Co.	24,095	557
* URS Corp.	14,521	542
Crompton Corp.	38,280	542
Great Lakes Chemical Corp.	17,038	536
York International Corp.	13,868	527
Cytec Industries, Inc.	13,042	519
Potlatch Corp.	9,692	507
Clarcor Inc.	17,200	503
* Hercules, Inc.	35,526	503
Albemarle Corp.	13,045	476
* USG Corp.	10,900	463
Packaging Corp. of America	21,500	453
Quanex Corp.	8,460	448
Brady Corp. Class A	14,412	447
* Washington Group International, Inc.	8,600	440

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Olin Corp.	23,758	433
* Maverick Tube Corp.	14,400	429
Minerals Technologies, Inc.	6,900	425
Texas Industries, Inc.	7,500	422
Cleveland-Cliffs Inc.	7,300	422
* Armor Holdings, Inc.	10,600	420
USEC Inc.	28,530	418
Commercial Metals Co.	16,800	400
Simpson Manufacturing Co.	12,900	394
* WCI Communities, Inc.	12,050	386
Carpenter Technology Corp.	7,400	383
Steel Dynamics, Inc.	14,321	376
Worthington Industries, Inc.	23,750	375
Acuity Brands, Inc.	14,412	370
Lennox International Inc.	17,240	365
Eagle Materials, Inc.	3,835	355
Reliance Steel & Aluminum Co.	9,414	349
Georgia Gulf Corp.	10,717	333
Watsco, Inc.	7,600	324
H.B. Fuller Co.	9,400	320
* Nalco Holding Co.	16,200	318
* Dycom Industries, Inc.	15,922	315
* Quanta Services, Inc.	35,628	314
Longview Fibre Co.	15,100	310
Mueller Industries Inc.	11,329	307
Granite Construction Co.	10,877	306
* Lone Star Technologies, Inc.	6,500	296
Building Materials Holding Corp.	4,200	291
* Coeur d'Alene Mines Corp.	78,600	285
Valhi, Inc.	16,050	281
* Hexcel Corp.	16,400	277
MacDermid, Inc.	8,800	274
Ferro Corp.	13,676	272
* Symyx Technologies, Inc.	9,658	270
Delta & Pine Land Co.	10,675	268
* Jacuzzi Brands, Inc.	24,491	263
* Trammell Crow Co.	10,700	259
Albany International Corp.	7,822	251
Kaydon Corp.	8,988	250
* EMCOR Group, Inc.	5,000	244
* Cabot Microelectronics Corp.	8,107	235
Brookfield Homes Corp.	5,100	233
* OM Group, Inc.	9,289	229
Greif Inc. Class A	3,700	226
* RTI International Metals, Inc.	7,139	224
Eagle Materials, Inc. B Shares	2,473	224
* NCI Building Systems, Inc.	6,800	223
* Rogers Corp.	5,500	223
Silgan Holdings, Inc.	3,927	221
Compass Minerals International	9,300	218
* AK Steel Corp.	33,317	214
Universal Forest Products, Inc.	5,019	208
Wausau Paper Corp.	17,126	205
* NS Group Inc.	6,300	205
* Apex Silver Mines Ltd.	14,800	203
* Oregon Steel Mills, Inc.	11,536	199
* Griffon Corp.	8,600	191
Barnes Group, Inc.	5,752	190
Spartech Corp.	10,500	187
* Ceradyne, Inc.	7,746	186
* Aleris International Inc	8,110	183
A. Schulman Inc.	10,100	181
* Hecla Mining Co.	38,400	175

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Schnitzer Steel Industries, Inc. Class A	7,300	173
ElkCorp	6,000	171
Arch Chemicals, Inc.	6,850	171
* W.R. Grace & Co.	21,700	169
* Energy Conversion Devices, Inc.	7,406	166
* Tejon Ranch Co.	3,200	165
* PolyOne Corp.	24,600	163
Glatfelter	12,500	155
UAP Holding Corp.	9,201	153
Gibraltar Industries Inc.	8,200	152
* Mobile Mini, Inc.	4,400	152
* Century Aluminum Co.	7,300	149
* Titanium Metals Corp.	2,616	149
Consolidated-Tomoka Land Co.	1,700	146
Apogee Enterprises, Inc.	9,400	144
Valmont Industries, Inc.	5,557	143
* Insituform Technologies Inc. Class A	8,800	141
Cambrex Corp.	7,372	140
Neenah Paper Inc.	4,504	139
Tredegar Corp.	8,855	138
Metal Management, Inc.	7,100	137
* GrafTech International Ltd.	31,898	137
* Beacon Roofing Supply, Inc.	5,200	137
AMCOL International Corp.	7,200	135
WD-40 Co.	4,812	134
Chesapeake Corp. of Virginia	6,400	134
* Brush Engineered Materials Inc.	9,200	131
Deltic Timber Corp.	3,400	129
* Stillwater Mining Co.	17,395	129
Royal Gold, Inc.	6,339	128
* Graphic Packaging Corp.	34,459	126
Rock-Tenn Co.	9,633	122
* NuCo2, Inc.	4,700	121
* Interface, Inc.	14,743	119
CIRCOR International, Inc.	4,600	113
* Comfort Systems USA, Inc.	17,200	113
* Terra Industries, Inc.	16,077	109
* Gold Kist Inc.	5,028	109
* Omnova Solutions Inc.	23,241	108
Wellman, Inc.	10,500	107
Myers Industries, Inc.	8,461	106
Calgon Carbon Corp.	11,800	104
Westlake Chemical Corp.	4,242	104
* Interline Brands, Inc.	5,204	103
* Metals USA, Inc.	5,300	101
* Sunterra Corp.	6,200	100
* Avatar Holding, Inc.	1,994	100
* Unifi, Inc.	23,070	98
* Caraustar Industries, Inc.	9,300	98
* Bluegreen Corp.	5,600	97
Ameron International Corp.	2,600	97
* DHB Industries, Inc.	11,500	97
* Tarragon Realty Investors Inc. REIT	3,800	96
Ennis, Inc.	5,209	94
* Liquidmetal Technologies Inc.	47,327	91
Ryerson Tull, Inc.	6,391	91
* Buckeye Technology, Inc.	11,000	88
* Layne Christensen Co.	4,408	88
* Lydall, Inc.	10,042	87
Bluelinx Holdings Inc.	8,100	86
* Huttig Building Products, Inc.	7,722	84
LSI Industries Inc.	6,008	84
* Reading International Inc. Class A	11,400	83

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Trex Co., Inc.	3,200	82
* Medis Technology Ltd.	4,700	78
Balchem Corp.	2,500	75
* Ultralife Batteries, Inc.	4,600	74
Kronos Worldwide, Inc.	2,392	72
* WCA Waste Corp.	8,156	71
Alico, Inc.	1,367	70
* Drew Industries, Inc.	1,500	68
The Standard Register Co.	4,276	68
* Perini Corp.	4,100	67
* Synalloy Corp.	6,460	66
Thomas Properties Group, Inc.	5,220	65
* Webco Industries, Inc.	10,300	65
* A.M. Castle & Co.	4,173	65
* Stratus Properties Inc.	3,622	64
NN, Inc.	5,080	64
Steel Technologies, Inc.	3,798	64
Penford Corp.	3,950	63
* AAON, Inc.	3,483	62
* EnerSys	4,493	61
* Encore Wire Corp.	5,250	61
Pope & Talbot, Inc.	5,304	59
* Material Sciences Corp.	4,000	58
* HouseValues, Inc.	3,100	56
* Griffin Land & Nurseries, Inc.	2,257	56
* Infrasource Services Inc.	5,300	55
* Wheeling-Pittsburgh Corp.	3,567	55
Quaker Chemical Corp.	3,000	52
* California Coastal Communities, Inc.	1,511	52
* NewMarket Corp.	3,440	51
NL Industries, Inc.	3,199	49
* U.S. Concrete, Inc.	7,558	49
* Valence Technology Inc.	16,645	47
* Northwest Pipe Co.	2,000	46
* Zapata Corp.	7,600	46
American Vanguard Corp.	2,000	42
* Wellsford Real Properties Inc.	2,356	42
* Zoltek Cos., Inc.	3,634	41
* Wolverine Tube, Inc.	6,700	39
* Superior Essex Inc.	2,200	39
Aceto Corp.	5,107	38
* Integrated Electrical Services, Inc.	19,555	38
Octel Corp.	1,700	31
Ampco-Pittsburgh Corp.	2,400	29
Andersons, Inc.	800	29
* Landec Corp.	4,100	27
Stepan Co.	1,200	27
* Lesco, Inc.	2,100	26
* Maxxam Inc.	1,025	24
Multi-Color Corp.	900	23
Oil-Dri Corp. of America	1,300	23
CompX International Inc.	1,394	23
* National Patent Development Corp.	7,900	20
* Lamson & Sessions Co.	1,700	20
* TransPro Inc.	3,105	20
* Exide Technologies	3,854	19
* Mestek, Inc.	700	18
* Nashua Corp.	1,786	17
* U.S. Energy Corp.	4,023	14
* Constar International Inc.	3,846	14
Roanoke Electric Steel Corp.	800	13
* Mercer International Inc.	1,600	12
* Shiloh Industries, Inc.	900	11

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* The Dixie Group, Inc.	600	11
* Eden Bioscience Corp.	12,826	10
* EarthShell Corp.	3,198	10
* Modtech Holdings, Inc.	1,400	9
* Nonophase Technologies Corp.	1,400	8
Dynamic Materials Corp.	200	8
* Foamex International, Inc.	5,572	7
* Senomyx, Inc.	400	7
* Canyon Resources Corp.	9,500	6
Anchor Glass Container Corp.	3,994	5
* Innovo Group Inc.	2,000	4
Packaging Dynamics Corp.	300	4
* AEP Industries, Inc.	200	4
Calavo Growers, Inc.	300	3
* ENGlobal Corp.	600	2
* Hines Horticulture, Inc.	500	2
* Culp, Inc.	400	2
MGP Ingredients, Inc.	200	2
Atlantis Plastics, Inc. Class A	200	2
* Fab Industries, Inc.	200	1
* Cone Mills Corp.	18,400	--
* BMC Industries, Inc.	29,237	--

		182,485

Producer Durables (2.7%)
United Technologies Corp.	339,450	17,431
The Boeing Co.	249,822	16,488
Caterpillar, Inc.	113,510	10,819
Applied Materials, Inc.	552,603	8,941
Emerson Electric Co.	139,107	8,712
Lockheed Martin Corp.	124,493	8,076
Illinois Tool Works, Inc.	83,441	6,649
Northrop Grumman Corp.	106,051	5,859
Deere & Co.	82,172	5,381
* Xerox Corp.	317,335	4,376
Danaher Corp.	82,053	4,295
Ingersoll-Rand Co.	57,169	4,079
D. R. Horton, Inc.	93,198	3,505
* Agilent Technologies, Inc.	146,797	3,379
Pitney Bowes, Inc.	76,741	3,342
Pulte Homes, Inc.	36,016	3,034
Centex Corp.	42,040	2,971
KLA-Tencor Corp.	65,337	2,855
Rockwell Collins, Inc.	59,409	2,833
* Lexmark International, Inc.	42,925	2,783
Parker Hannifin Corp.	39,916	2,475
Dover Corp.	67,642	2,461
Lennar Corp. Class A	37,465	2,377
KB HOME	27,218	2,075
Cooper Industries, Inc. Class A	30,886	1,974
* Toll Brothers, Inc.	19,088	1,938
* NVR, Inc.	2,010	1,628
* American Tower Corp. Class A	75,996	1,597
Goodrich Corp.	37,725	1,545
* Crown Castle International Corp.	74,318	1,510
* Waters Corp.	40,191	1,494
* Thermo Electron Corp.	53,135	1,428
W.W. Grainger, Inc.	25,648	1,405
Pentair, Inc.	31,860	1,364
American Power Conversion Corp.	57,286	1,351
* LAM Research Corp.	46,551	1,347
Pall Corp.	41,200	1,251

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Molex, Inc.	47,004	1,224
Ryland Group, Inc.	15,930	1,209
Novellus Systems, Inc.	46,547	1,150
Diebold, Inc.	23,852	1,076
Roper Industries Inc.	14,011	1,000
Cummins Inc.	13,275	990
Ametek, Inc.	22,746	952
Standard Pacific Corp.	10,819	952
Joy Global Inc.	26,750	899
MDC Holdings, Inc.	10,840	892
* Alliant Techsystems, Inc.	12,620	891
Garmin Ltd.	19,800	846
HNI Corp.	16,528	845
Beazer Homes USA, Inc.	13,800	789
* Teradyne, Inc.	64,619	773
Hubbell Inc. Class B	17,249	761
Donaldson Co., Inc.	24,877	755
Graco, Inc.	21,791	742
Herman Miller, Inc.	23,287	718
* Hovnanian Enterprises Inc. Class A	10,876	709
Tektronix, Inc.	29,771	693
* Mettler-Toledo International Inc.	14,537	677
IDEX Corp.	16,902	653
* Terex Corp.	16,500	650
* Andrew Corp.	48,259	616
* Meritage Corp.	7,700	612
Plantronics, Inc.	16,397	596
Briggs & Stratton Corp.	17,196	595
* AGCO Corp.	30,203	577
Kennametal, Inc.	12,541	575
* Flowserve Corp.	18,540	561
* Thomas & Betts Corp.	19,690	556
* Polycom, Inc.	32,639	487
Engineered Support Systems, Inc.	13,462	482
* Headwaters Inc.	13,400	461
JLG Industries, Inc.	16,700	459
* Varian Semiconductor Equipment Associates, Inc.	12,239	453
* Actuant Corp.	9,080	435
* ESCO Technologies Inc.	4,300	433
Crane Co.	15,947	419
* CUNO Inc.	5,800	414
* Genlyte Group, Inc.	8,368	408
Mine Safety Appliances Co.	8,802	407
Lincoln Electric Holdings, Inc.	11,700	388
The Manitowoc Co., Inc.	9,437	387
Cognex Corp.	13,792	361
Curtiss-Wright Corp.	6,584	355
* Itron, Inc.	7,900	353
* Moog Inc.	11,125	350
Nordson Corp.	10,164	348
* Teledyne Technologies, Inc.	10,511	342
* Cymer, Inc.	12,541	330
* Esterline Technologies Corp.	8,200	329
Belden CDT Inc.	15,425	327
* Interdigital Communications Corp.	18,567	325
* Powerwave Technologies, Inc.	30,821	315
* Dionex Corp.	6,800	297
* Gardner Denver Inc.	8,196	288
Woodward Governor Co.	3,400	286
* ATMI, Inc.	9,654	280
Watts Water Technologies, Inc.	8,211	275
Applied Industrial Technology, Inc.	8,293	268
* Photronics Inc.	11,200	261

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* SBA Communications Corp.	19,300	261
Bucyrus International, Inc.	6,317	240
* BE Aerospace, Inc.	15,342	240
* Champion Enterprises, Inc.	23,700	236
Steelcase Inc.	16,826	233
Regal-Beloit Corp.	7,700	225
* Axcelis Technologies, Inc.	32,683	224
* Credence Systems Corp.	24,600	223
Baldor Electric Co.	9,119	222
* Paxar Corp.	12,485	222
Federal Signal Corp.	13,753	215
M/I Homes, Inc.	3,900	211
* Orbital Sciences Corp.	21,300	211
* Littelfuse, Inc.	7,400	206
Stewart & Stevenson Services, Inc.	9,000	204
MTS Systems Corp.	6,020	202
Thomas Industries, Inc.	5,015	200
* Blount International, Inc.	11,937	199
Lennar Corp. Class B	3,364	198
* Brooks Automation, Inc.	13,281	197
Franklin Electric, Inc.	5,100	197
* Mykrolis Corp.	13,697	195
* MKS Instruments, Inc.	11,453	193
* General Cable Corp.	12,850	191
* Arris Group Inc.	21,800	190
* FEI Co.	8,000	182
NACCO Industries, Inc. Class A	1,691	181
Technitrol, Inc.	12,169	172
* Taser International Inc.	17,000	171
* Triumph Group, Inc.	4,906	171
A.O. Smith Corp.	6,245	167
* Electro Scientific Industries, Inc.	9,300	166
Levitt Corp. Class A	5,450	163
* Rofin-Sinar Technologies Inc.	4,964	163
* Symmetricom Inc.	15,150	157
* Entegris Inc.	15,700	155
* Imagistics International Inc.	5,357	150
* William Lyon Homes, Inc.	1,500	146
* EnPro Industries, Inc.	4,919	142
CTS Corp.	11,300	139
* Power-One, Inc.	21,956	139
Cascade Corp.	3,200	138
Technical Olympic USA, Inc.	5,553	135
Cohu, Inc.	6,713	135
* Sonic Solutions, Inc.	7,200	134
* Kulicke & Soffa Industries, Inc.	16,834	133
* Veeco Instruments, Inc.	8,100	132
* Ultratech, Inc.	7,200	132
* Applied Films Corp.	4,901	125
* Audiovox Corp.	7,998	124
Gorman-Rupp Co.	5,750	123
* Astec Industries, Inc.	5,278	122
* A.S.V., Inc.	3,005	122
* MTC Technologies, Inc.	3,242	119
* Presstek, Inc.	10,531	119
* Artesyn Technologies, Inc.	13,000	113
Helix Technology Corp.	8,500	113
United Industrial Corp.	3,100	111
Kimball International, Inc. Class B	8,360	110
* Duratek, Inc.	4,700	109
* Photon Dynamics, Inc.	5,200	107
HEICO Corp.	4,500	105
* Active Power, Inc.	31,613	103

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* LTX Corp.	19,997	99
* TRC Cos., Inc.	8,300	97
Standex International Corp.	3,400	97
* Kadant Inc.	4,310	95
Tecumseh Products Co. Class A	3,423	94
Vicor Corp.	6,879	94
* Measurement Specialties, Inc.	4,000	93
* Mattson Technology, Inc.	12,802	92
* The Middleby Corp.	1,701	90
* ADE Corp.	3,178	89
* TurboChef Technologies, Inc.	4,900	88
* FARO Technologies, Inc.	3,200	87
* Capital Pacific Holdings, Inc.	11,100	87
Lindsay Manufacturing Co.	3,650	86
Tennant Co.	2,400	85
Robbins & Myers, Inc.	3,900	84
* C-COR Inc.	11,900	82
Knoll, Inc.	4,700	80
* Mastec Inc.	8,775	77
C & D Technologies, Inc.	8,100	74
X-Rite Inc.	6,300	73
* Distributed Energy Systems Corp.	16,800	71
Badger Meter, Inc.	1,700	70
* Asyst Technologies, Inc.	15,618	70
* Milacron Inc.	36,574	69
* Arotech Corp.	62,700	66
Keithley Instruments Inc.	4,303	66
* Palm Harbor Homes, Inc.	3,400	64
* Perma-Fix Environmental Services, Inc.	32,458	63
* Rudolph Technologies, Inc.	4,400	63
SpectraLink Corp.	5,925	62
* Calamp Corp.	8,700	62
* Terayon Communications Systems, Inc.	19,953	62
* Paragon Technologies, Inc.	5,095	60
* Somera Communications, Inc.	38,100	60
* Advanced Energy Industries, Inc.	7,500	59
Met-Pro Corp.	3,713	56
* American Superconductor Corp.	6,100	56
* Semitool, Inc.	5,649	54
* Zygo Corp.	5,421	53
* Virco Manufacturing Corp.	7,736	53
Skyline Corp.	1,300	52
Summa Industries	6,475	52
* Metrologic Instruments, Inc.	4,100	51
* Darling International, Inc.	13,200	49
* EMCORE Corp.	11,577	48
* Columbus McKinnon Corp.	4,337	48
* Cavco Industries, Inc.	1,610	45
* General Binding Corp.	2,017	44
American Ecology Corp.	2,400	43
Alamo Group, Inc.	2,200	41
* Therma-Wave Inc.	16,977	41
* Park-Ohio Holdings Corp.	2,400	40
* Powell Industries, Inc.	2,032	38
* Team, Inc.	1,768	38
* Viisage Technology, Inc.	8,386	38
* August Technology Corp.	3,200	37
* FSI International, Inc.	9,808	36
* Magnatek, Inc.	14,100	36
Orleans Homebuilders, Inc.	1,500	35
* Nanometrics Inc.	2,700	34
* Comstock Homebuilding Cos., Inc.	1,367	33
* Tollgrade Communications, Inc.	4,300	32

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Icad Inc.	6,900	31
Applied Signal Technology, Inc.	1,600	30
* Intevac, Inc.	2,900	30
HEICO Corp. Class A	1,619	29
Tecumseh Products Co. Class B	1,000	28
Woodhead Industries, Inc.	2,054	26
* TransAct Technologies Inc.	2,876	24
* SpatiaLight, Inc.	4,100	23
* Tut Systems, Inc.	7,400	22
* Fairchild Corp.	7,041	20
* Gehl Co.	500	19
* DDi Corp.	9,847	19
* SL Industries, Inc.	1,000	18
* Dominion Homes, Inc.	1,000	16
* Applied Innovation Inc.	3,489	15
Tech/Ops Sevcon, Inc.	2,562	15
Molex, Inc. Class A	600	14
* Katy Industries, Inc.	3,729	12
* Ducommun, Inc.	700	12
* Catalytica Energy Systems, Inc.	6,204	12
* The Allied Defense Group, Inc.	500	12
* Color Kinetics Inc.	800	9
Sun Hydraulics Corp.	200	7
* Radyne Comstream Inc.	800	7
* OYO Geospace Corp.	300	6
* EFJ, Inc.	900	6
* Flow International Corp.	800	5
* Glowpoint, Inc.	3,000	5
* Mity-Lite Inc.	300	5
* Electro Energy, Inc.	600	4
* Aerosonic Corp.	730	4
* Bell Industries, Inc.	1,024	2
* UQM Technologies, Inc.	400	1
Preformed Line Products Co.	23	1
* Andrea Radio Corp.	16,700	1
* Optical Cable Corp. Warrants Exp. 10/24/2007	729	--
* DT Industries, Inc.	7,000	--

		206,931

Technology (7.7%)
Microsoft Corp.	3,239,493	80,469
Intel Corp.	2,059,951	53,682
* Cisco Systems, Inc.	2,138,461	40,866
International Business Machines Corp.	540,974	40,140
* Dell Inc.	740,377	29,252
Hewlett-Packard Co.	957,982	22,522
QUALCOMM Inc.	545,356	18,002
* Oracle Corp.	1,296,345	17,112
Texas Instruments, Inc.	570,363	16,010
Motorola, Inc.	811,795	14,823
* EMC Corp.	793,560	10,880
* Apple Computer, Inc.	266,486	9,809
* Corning, Inc.	477,803	7,941
General Dynamics Corp.	56,541	6,193
Raytheon Co.	149,964	5,867
* Symantec Corp.	235,234	5,114
Adobe Systems, Inc.	162,056	4,638
Analog Devices, Inc.	123,465	4,606
Computer Associates International, Inc.	156,823	4,309
* Lucent Technologies, Inc.	1,467,824	4,271
* Sun Microsystems, Inc.	1,119,009	4,174
Maxim Integrated Products, Inc.	108,544	4,147

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Juniper Networks, Inc.	151,414	3,813
Linear Technology Corp.	102,084	3,745
* Accenture Ltd.	163,100	3,697
* Veritas Software Corp.	140,512	3,428
Electronic Data Systems Corp.	170,385	3,280
* Broadcom Corp.	90,735	3,222
* Network Appliance, Inc.	113,082	3,197
Rockwell Automation, Inc.	61,265	2,984
Xilinx, Inc.	115,762	2,952
L-3 Communications Holdings, Inc.	36,421	2,789
* Computer Sciences Corp.	63,533	2,776
* Intuit, Inc.	58,480	2,638
Autodesk, Inc.	76,198	2,619
National Semiconductor Corp.	117,988	2,599
* Marvell Technology Group Ltd.	66,400	2,526
* Flextronics International Ltd.	187,900	2,482
* Freescale Semiconductor Inc. Class A	118,037	2,480
* Altera Corp.	123,560	2,449
* NCR Corp.	61,852	2,172
* Advanced Micro Devices, Inc.	121,933	2,114
* Micron Technology, Inc.	204,093	2,084
* Cognizant Technology Solutions Corp.	44,154	2,081
* Affiliated Computer Services, Inc. Class A	39,926	2,040
Microchip Technology, Inc.	68,857	2,040
* Jabil Circuit, Inc.	56,966	1,751
Scientific-Atlanta, Inc.	50,602	1,684
* Comverse Technology, Inc.	65,701	1,554
Seagate Technology	84,686	1,486
Siebel Systems, Inc.	160,194	1,426
* NVIDIA Corp.	52,483	1,402
* McAfee Inc.	53,242	1,394
Harris Corp.	44,390	1,385
* BMC Software, Inc.	73,684	1,323
* Storage Technology Corp.	35,500	1,288
* SanDisk Corp.	54,158	1,285
Applera Corp.-Applied Biosystems Group	65,289	1,284
* Tellabs, Inc.	146,169	1,272
* Cadence Design Systems, Inc.	90,033	1,230
* Citrix Systems, Inc.	56,496	1,224
* SpectraSite, Inc.	16,200	1,206
* Avaya Inc.	143,669	1,195
* Solectron Corp.	314,047	1,190
Amphenol Corp.	29,584	1,188
* BEA Systems, Inc.	127,608	1,120
* LSI Logic Corp.	128,746	1,093
* Mercury Interactive Corp.	28,271	1,084
* International Rectifier Corp.	22,629	1,080
* Arrow Electronics, Inc.	38,747	1,052
* NAVTEQ Corp.	26,930	1,001
* Zebra Technologies Corp. Class A	22,806	999
* Ceridian Corp.	49,797	970
* Sanmina-SCI Corp.	173,722	950
* QLogic Corp.	30,680	947
Intersil Corp.	50,078	940
* Macromedia, Inc.	24,551	938
* Western Digital Corp.	69,785	937
* Compuware Corp.	128,564	924
* Avnet, Inc.	39,976	901
* ADC Telecommunications, Inc.	38,625	841
* Synopsys, Inc.	48,183	803
Symbol Technologies, Inc.	80,248	792
* Novell, Inc.	125,887	780
PerkinElmer, Inc.	40,440	764

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Red Hat, Inc.	57,027	747
* Agere Systems Inc.	60,031	720
* Unisys Corp.	112,106	710
* Ingram Micro, Inc. Class A	44,862	703
* JDS Uniphase Corp.	460,069	699
* FLIR Systems, Inc.	22,800	680
* Trimble Navigation Ltd.	17,250	672
* Vishay Intertechnology, Inc.	56,263	668
* MEMC Electronic Materials, Inc.	41,782	659
* Cree, Inc.	25,466	649
* The Titan Corp.	28,244	642
* CACI International, Inc.	10,000	632
* Fairchild Semiconductor International, Inc.	39,786	587
* Sybase, Inc.	31,618	580
Reynolds & Reynolds Class A	21,378	578
* Parametric Technology Corp.	90,271	576
* F5 Networks, Inc.	12,183	575
* Avid Technology, Inc.	10,791	575
Acxiom Corp.	27,367	571
* PMC Sierra Inc.	59,500	555
* MICROS Systems, Inc.	12,400	555
* Hyperion Solutions Corp.	13,435	541
ADTRAN Inc.	21,728	539
* Cypress Semiconductor Corp.	42,003	529
* Integrated Circuit Systems, Inc.	24,382	503
* Emulex Corp.	27,559	503
* Anteon International Corp.	11,000	502
* Akamai Technologies, Inc.	37,537	493
* 3Com Corp.	126,515	461
DRS Technologies, Inc.	8,835	453
* Varian, Inc.	11,831	447
* PalmOne, Inc.	14,851	442
* BearingPoint, Inc.	60,298	442
Imation Corp.	11,378	441
* Avocent Corp.	16,725	437
* Maxtor Corp.	83,642	435
* Salesforce.com, Inc.	21,100	432
* UNOVA, Inc.	16,024	427
* Benchmark Electronics, Inc.	13,972	425
* TIBCO Software Inc.	64,984	425
* Semtech Corp.	24,893	414
* Rambus Inc.	29,853	399
* Anixter International Inc.	10,742	399
National Instruments Corp.	18,628	395
* Wind River Systems Inc.	25,114	394
* Skyworks Solutions, Inc.	52,082	384
* Electronics for Imaging, Inc.	18,160	382
* Perot Systems Corp.	26,700	380
* Integrated Device Technology Inc.	35,200	378
* Websense, Inc.	7,800	375
* Sonus Networks, Inc.	78,223	374
* Progress Software Corp.	12,400	374
* ANSYS, Inc.	10,500	373
* SRA International, Inc.	10,700	372
* Coherent, Inc.	10,299	371
* Openwave Systems Inc.	22,575	370
* Microsemi Corp.	19,486	366
* Intergraph Corp.	10,574	364
* Foundry Networks, Inc.	41,371	357
* Digital River, Inc.	11,208	356
* Macrovision Corp.	15,700	354
* FileNET Corp.	13,900	349
* Silicon Laboratories Inc.	13,292	348

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Brocade Communications Systems, Inc.	89,727	348
* CIENA Corp.	163,458	342
* Atmel Corp.	144,047	341
* RF Micro Devices, Inc.	61,438	334
* Hutchinson Technology, Inc.	8,600	331
* Tessera Technologies, Inc.	9,621	321
* CommScope, Inc.	17,796	310
* Freescale Semiconductor, Inc. Class B	14,627	310
* Transaction Systems Architects, Inc.	12,500	308
* Tekelec	17,811	299
* Digitas Inc.	26,071	297
* CSG Systems International, Inc.	15,549	295
* WebEx Communications, Inc.	11,000	291
* Intermagnetics General Corp.	9,148	281
* Internet Security Systems, Inc.	13,532	275
* SafeNet, Inc.	7,922	270
* Conexant Systems, Inc.	163,670	264
* Applied Micro Circuits Corp.	100,861	258
* Micrel, Inc.	22,135	255
* FormFactor Inc.	9,500	251
* Silicon Image, Inc.	23,871	245
* Keane, Inc.	17,700	242
* Gateway, Inc.	73,422	242
AVX Corp.	19,814	240
* Informatica Corp.	28,562	240
* UTStarcom, Inc.	31,756	238
* RSA Security Inc.	20,352	234
* Quest Software, Inc.	17,122	233
* ON Semiconductor Corp.	50,031	230
* OmniVision Technologies, Inc.	16,900	230
* Mentor Graphics Corp.	22,155	227
* Equinix, Inc.	5,172	224
* MicroStrategy Inc.	4,201	223
* j2 Global Communications, Inc.	6,404	221
* Aspect Communications Corp.	19,600	220
* DSP Group Inc.	9,200	220
* Sycamore Networks, Inc.	63,118	218
* Comtech Telecommunications Corp.	6,650	217
* Mercury Computer Systems, Inc.	7,700	211
* Komag, Inc.	7,373	209
* Sapient Corp.	26,313	209
* Aeroflex, Inc.	24,430	205
* NetIQ Corp.	17,952	204
* Exar Corp.	13,671	204
* Genesis Microchip Inc.	10,930	202
* Checkpoint Systems, Inc.	11,300	200
* Ixia	10,250	199
* Epicor Software Corp.	15,082	199
* Merge Technologies, Inc.	10,481	197
* RealNetworks, Inc.	38,879	193
* Power Integrations, Inc.	8,800	190
* Zoran Corp.	14,122	188
Black Box Corp.	5,300	188
* SiRF Technology Holdings, Inc.	10,466	185
* Gartner, Inc. Class A	17,213	183
* Dendrite International, Inc.	13,200	182
SS&C Technologies, Inc.	5,700	181
* KEMET Corp.	28,263	178
* ManTech International Corp.	5,700	177
Talx Corp.	6,110	177
* ScanSource, Inc.	4,100	176
* SERENA Software, Inc.	9,050	175
* Plexus Corp.	12,204	174

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Manhattan Associates, Inc.	9,000	173
* Lattice Semiconductor Corp.	37,153	165
* Newport Corp.	11,460	159
EDO Corp.	5,200	156
* Amkor Technology, Inc.	34,561	156
* Trident Microsystems, Inc.	6,850	155
* McDATA Corp. Class A	38,666	155
* Synaptics Inc.	7,227	154
* The TriZetto Group, Inc.	11,012	154
* Borland Software Corp.	22,440	154
* Packeteer, Inc.	10,914	154
* Extreme Networks, Inc.	37,190	152
* Advanced Digital Information Corp.	19,800	150
* II-VI, Inc.	8,100	149
* Cirrus Logic, Inc.	27,861	148
* ViaSat, Inc.	7,275	148
* Vitesse Semiconductor Corp.	70,715	148
* Quantum Corp.	49,700	148
* Ciber, Inc.	18,426	147
* Micromuse Inc.	25,924	147
* Identix, Inc.	29,100	146
* Standard Microsystem Corp.	6,100	143
* Witness Systems, Inc.	7,800	142
* Adaptec, Inc.	36,526	142
Methode Electronics, Inc. Class A	11,849	141
* TriQuint Semiconductor, Inc.	42,189	140
Agilysys, Inc.	8,900	140
Park Electrochemical Corp.	5,532	139
* SigmaTel Inc.	8,100	139
Inter-Tel, Inc.	7,200	134
* Verint Systems Inc.	4,100	132
* Secure Computing Corp.	11,700	127
* Ariba, Inc.	21,684	126
* Kanbay International Inc.	5,374	124
* Cogent Communications Group, Inc.	18,555	123
* Ionatron Inc.	14,181	122
* Pinnacle Systems, Inc.	22,043	121
* Lexar Media, Inc.	24,678	121
* OpenTV Corp.	42,912	118
* Kopin Corp.	23,000	117
* Pixelworks, Inc.	13,600	117
* MRV Communications Inc.	53,760	117
* Silicon Storage Technology, Inc.	28,635	115
* Actel Corp.	8,300	115
* NYFIX, Inc.	19,250	114
* Novatel Wireless, Inc.	8,927	111
* AMIS Holdings Inc.	8,185	109
* Agile Software Corp.	17,296	109
* Harmonic, Inc.	22,388	108
* Intellisync Corp.	39,600	107
* MRO Software Inc.	7,250	106
* InterVoice, Inc.	12,136	105
* Stratasys, Inc.	3,200	105
* SonicWALL, Inc.	19,156	103
* Jupitermedia Corp.	6,017	103
* RadiSys Corp.	6,378	103
Cubic Corp.	5,800	103
Bel Fuse, Inc. Class A	4,000	103
* JDA Software Group, Inc.	9,027	103
* Verity, Inc.	11,695	103
* Altair Nanotechnology	35,500	102
* Herley Industries Inc.	5,565	102
* IXYS Corp.	7,113	101

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Blue Coat Systems, Inc.	3,367	101
* Lawson Software Inc.	19,500	100
* Oplink Communications, Inc.	58,685	100
* Safeguard Scientifics, Inc.	78,218	100
* Endwave Corp.	2,100	100
* Westell Technologies, Inc.	16,700	100
Daktronics, Inc.	4,959	99
* MIPS Technologies, Inc.	13,746	99
* Echelon Corp.	14,300	98
* Entrust, Inc.	20,524	98
* Glenayre Technologies, Inc.	25,700	97
* Altiris, Inc.	6,600	97
* eCollege.com Inc.	8,100	96
* 3D Systems Corp.	4,004	96
* Interwoven Inc.	12,747	96
* Opsware, Inc.	18,700	96
* Zhone Technologies	28,523	96
* NETGEAR, Inc.	5,100	95
* TTM Technologies, Inc.	12,400	94
* Gerber Scientific, Inc.	13,500	94
* SPSS, Inc.	4,860	93
* webMethods, Inc.	16,577	93
* Aspen Technologies, Inc.	17,800	93
* Audible, Inc.	5,300	92
* Mindspeed Technologies, Inc.	74,977	91
* Tumbleweed Communications Corp.	35,063	91
* Iomega Corp.	34,380	91
* Online Resources Corp.	8,007	91
* Diodes Inc.	2,900	90
* Vignette Corp.	7,969	90
* SupportSoft, Inc.	17,268	90
* Concur Technologies, Inc.	8,500	90
* Excel Technology, Inc.	3,670	89
* Integrated Silicon Solution, Inc.	12,000	89
* American Science & Engineering, Inc.	2,000	89
* Magma Design Automation, Inc.	10,600	89
* PC-Tel, Inc.	11,302	88
* Manugistics Group, Inc.	49,534	88
* Chordiant Software, Inc.	44,800	87
* Tyler Technologies, Inc.	11,500	87
* Finisar Corp.	82,755	87
* Click Commerce, Inc.	3,720	85
* Universal Display Corp.	8,300	85
* Anaren, Inc.	6,421	84
* MatrixOne, Inc.	16,878	84
* E.piphany Inc.	24,159	84
* Innovative Solutions and Support, Inc.	2,500	84
* COMSYS IT Partners Inc.	4,856	83
* Sigma Designs, Inc.	10,900	83
* InPhonic, Inc.	5,300	82
* EPIQ Systems, Inc.	4,969	81
* TranSwitch Corp.	39,600	81
* Dot Hill Systems Corp.	15,489	81
* Bell Microproducts Inc.	8,500	80
* Sykes Enterprises, Inc.	8,367	79
* OSI Systems Inc.	5,008	79
* ScanSoft, Inc.	20,860	79
* Covansys Corp.	6,113	79
* InterVideo Inc.	5,429	78
* iGATE Corp.	21,793	78
* Viewpoint Corp.	43,897	78
* Fargo Electronics	3,793	76
* Radiant Systems, Inc.	6,650	76

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* PLX Technology, Inc.	7,450	76
* Quovadx, Inc.	27,258	75
* Mechanical Technology Inc.	20,954	75
* InFocus Corp.	18,000	75
* Ditech Communications Corp.	11,300	73
* Netlogic Microsystems Inc.	4,100	73
* Niku Corp.	3,480	72
* PDF Solutions, Inc.	5,467	72
Integral Systems, Inc.	3,160	72
* Zomax Inc.	25,462	71
* Bottomline Technologies, Inc.	4,700	70
* Keynote Systems Inc.	6,016	70
* Cray Inc.	56,083	70
* Avanex Corp.	76,662	69
* Bioveris Corp.	15,512	68
* Digi International, Inc.	5,700	68
* Broadwing Corp.	14,574	67
* The Ultimate Software Group, Inc.	4,100	67
* Pericom Semiconductor Corp.	8,250	67
* Amicas, Inc.	14,276	65
* Applied Digital Solutions, Inc.	19,630	65
BEI Technologies, Inc.	2,400	64
* SeeBeyond Technology Corp.	15,258	64
* Phoenix Technologies Ltd.	8,085	63
* PortalPlayer Inc.	3,000	62
* QuickLogic Corp.	17,008	62
* Stratex Networks, Inc.	36,082	62
* Enterasys Networks, Inc.	68,894	62
* SeaChange International, Inc.	8,782	62
* Silicon Graphics, Inc.	86,113	61
* Supertex, Inc.	3,456	61
* Stellent Inc.	8,112	61
* Answerthink Consulting Group, Inc.	17,103	61
* Ampex Corp. Class A	1,535	60
* Telkonet, Inc.	12,100	60
* Mobility Electronics, Inc.	6,500	59
* Open Solutions Inc.	2,900	59
* Carrier Access Corp.	12,100	58
* Merix Corp.	9,904	58
* Captiva Software Corp.	4,000	58
* WorldGate Communications, Inc.	17,631	57
* ActivCard Corp.	12,400	57
* Redback Networks Inc.	8,821	56
* SYNNEX Corp.	3,200	56
* REMEC Inc.	8,632	55
* LCC International, Inc. Class A	15,041	54
* Aware, Inc.	8,300	54
* Essex Corp.	2,300	53
* Docucorp International, Inc.	7,148	53
* EMS Technologies, Inc.	3,431	51
* FalconStor Software, Inc.	7,740	51
* ESS Technology, Inc.	12,000	51
* Blackboard Inc.	2,097	50
* Cherokee International Corp.	13,269	50
* WJ Communications, Inc.	28,816	50
* Neoware Systems, Inc.	4,836	50
* SBS Technologies, Inc.	5,323	49
* Napster, Inc.	11,531	48
* Virage Logic Corp.	4,700	48
* SI International Inc.	1,600	48
* Xanser Corp.	20,597	48
* Infocrossing, Inc.	3,800	47
Blackbaud, Inc.	3,500	47

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Rimage Corp.	2,200	47
* Monolithic Power Systems	5,215	46
* Multi-Fineline Electronix, Inc.	2,500	46
* Internet Capital Group Inc	6,234	46
* Ulticom, Inc.	4,249	45
* Nuance Communications Inc.	9,900	45
* Concurrent Computer Corp.	20,900	45
* White Electronic Designs Corp.	8,000	44
* Datastream Systems, Inc.	6,071	44
* Art Technology Group, Inc.	41,974	44
* Convera Corp.	8,758	43
Syntel, Inc.	2,665	43
* VASCO Data Security International, Inc.	4,400	43
* NMS Communications Corp.	14,700	42
* COMARCO, Inc.	5,400	41
* Computer Horizons Corp.	13,100	41
* Lionbridge Technologies, Inc.	5,991	41
* Overland Storage, Inc.	4,244	40
* KVH Industries, Inc.	4,365	40
* Captaris Inc.	9,700	40
Lowrance Electronics, Inc.	1,861	39
* WatchGuard Technologies, Inc.	9,900	39
* Interlink Electronics Inc.	6,840	39
* AuthentiDate Holding Corp.	14,539	39
* Dynamics Research Corp.	2,650	38
* Embarcadero Technologies, Inc.	6,709	38
* Atheros Communications	4,655	38
* 8X8 Inc.	22,050	37
* BindView Development Corp.	13,300	37
* La Barge, Inc.	2,000	36
* Mobius Management Systems, Inc.	5,450	36
* Planar Systems, Inc.	4,823	35
* Actuate Software Corp.	18,600	35
* Monolithic System Technology, Inc.	6,914	35
* Immersion Corp.	6,459	34
* Ezenia!, Inc.	16,700	34
QAD Inc.	4,420	34
* Plumtree Software, Inc.	6,900	34
* Ceva, Inc.	5,634	33
* Digimarc Corp.	6,000	33
* Nu Horizons Electronics Corp.	5,022	32
* OPNET Technologies, Inc.	3,959	32
* PalmSource, Inc.	3,698	31
* @ Road, Inc.	11,800	31
* Selectica, Inc.	10,200	31
* Terremark Worldwide, Inc.	4,460	31
* Sirenza Microdevices, Inc.	9,070	31
* Tier Technologies, Inc.	3,600	30
* MapInfo Corp.	2,800	29
* Ramtron International Corp.	12,472	29
* VA Software Corp.	17,069	29
* RightNow Technologies Inc.	2,400	29
* Arbinet Holdings, Inc.	4,201	28
* Lantronix, Inc.	20,800	27
* Microtune, Inc.	5,400	27
* Hifn, Inc.	4,467	27
* Net2Phone, Inc.	14,700	27
* Network Equipment Technologies, Inc.	5,100	26
Sypris Solutions, Inc.	2,100	26
* Transmeta Corp.	41,585	25
* Analysts International Corp.	7,300	25
* TechTeam Global, Inc.	1,900	25
* Zix Corp.	7,900	25

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Interactive Intelligence Inc.	4,861	25
* Centillium Communications, Inc.	11,320	25
* Pegasystems Inc.	4,100	24
* Motive, Inc.	2,400	24
* SimpleTech, Inc.	6,200	24
* MetaSolv, Inc.	9,938	23
* Maxwell Technologies, Inc.	1,900	23
* Sumtotal Systems Inc.	5,064	23
* Vitria Technology, Inc.	6,525	23
* Micro Linear Corp.	4,100	23
* Volterra Semiconductor Corp.	1,500	22
* California Micro Devices Corp.	3,931	22
* Loudeye Corp.	29,712	22
* ANADIGICS, Inc.	10,876	21
* SAVVIS Communications Corp.	18,980	21
* Lasercard Corp.	3,556	21
* ePlus Inc.	1,800	21
* Computer Task Group, Inc.	5,500	20
* GTSI Corp.	2,400	20
* Superconductor Technologies Inc.	30,154	20
* Wave Systems Corp.	24,979	19
TSR, Inc.	3,206	19
* Optical Communication Products, Inc.	10,096	19
* Alliance Semiconductor Corp.	7,500	19
* Catapult Communications Corp.	1,121	19
* Leadis Technology Inc.	2,300	19
* ONYX Software Corp.	5,138	18
* Ansoft Corp.	746	18
* Paradyne Networks, Inc.	9,900	18
* Avici Systems Inc.	3,990	18
* Network Engines, Inc.	9,800	18
* Centra Software, Inc.	8,604	17
* Saba Software, Inc.	3,514	17
* LeCroy Corp.	1,200	16
* Pomeroy IT Solutions, Inc.	1,600	16
* Performance Technologies, Inc.	2,900	16
* Visual Networks, Inc.	10,321	16
* Kana Software, Inc.	9,555	15
* American Power Technology, Inc.	2,120	15
American Software, Inc. Class A	2,400	14
* On2 Technologies, Inc.	23,500	14
Sunrise Telecom Inc.	6,600	14
* Indus International, Inc.	5,500	14
* SCM Microsystems, Inc.	4,700	13
* Pemstar Inc.	12,600	13
* The SCO Group, Inc.	3,175	12
* Telular Corp.	4,013	12
* NetScout Systems, Inc.	1,800	12
* MTI Technology Corp.	5,150	12
* BroadVision, Inc.	9,432	12
* Verso Technologies, Inc.	43,594	11
* Interland, Inc.	5,020	10
* IPIX Corp.	3,924	10
* Technology Solutions Co.	17,750	10
* Qualstar Corp.	2,400	10
* All American Semiconductor, Inc.	2,106	9
* Spectrum Control, Inc.	1,300	9
* Evolving Systems, Inc.	2,955	8
* Staktek Holdings Inc.	2,721	8
* Tripath Technology Inc.	12,397	8
* CallWave, Inc.	1,600	8
* Intraware, Inc.	16,848	8
Inforte Corp.	2,284	8

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

* Datalink Corp.	2,405	7
* Callidus Software Inc.	1,800	7
* Innovex, Inc.	1,800	6
* Channell Commercial Corp.	800	6
* Cosine Communications, Inc.	2,446	6
* Kintera Inc.	1,700	6
* BSQUARE Corp.	9,300	5
Printronix, Inc.	300	5
* Globecomm Systems, Inc.	800	5
* Eagle Broadband, Inc.	20,000	5
* Dynabazaar, Inc.	14,640	5
* NetManage, Inc.	706	5
* Moldflow Corp.	300	4
* GraphOn Corp.	10,000	4
* Network-1 Security Solutions, Inc.	4,400	3
* Critical Path, Inc.	7,359	3
* FOCUS Enhancements, Inc.	4,400	3
* Cobra Electronics Corp.	398	3
* Three-Five Systems, Inc.	7,100	3
* ImageWare Systems, Inc.	792	3
* Astea International, Inc.	423	3
* Artisoft, Inc.	1,550	2
* Intelli-Check Inc.	500	2
* Forgent Networks, Inc.	1,637	2
* nStor Technologies, Inc.	16,200	2
* Telecommunication Systems, Inc.	900	2
* Research Frontiers, Inc.	500	2
* VIA NET.WORKS, Inc.	14,672	1
Celeritek, Inc.	3,400	1
* Extended Systems Inc.	316	1
* eGain Communications Corp.	1,010	1
* Covad Communications Group, Inc.	317	--
* Media 100 Inc.	6,149	--

		582,471

Utilities (4.1%)
Verizon Communications Inc.	916,100	31,651
SBC Communications Inc.	1,096,081	26,032
* Comcast Corp. Class A	649,878	19,951
BellSouth Corp.	606,847	16,124
Sprint Corp.	463,086	11,619
Exelon Corp.	220,094	11,297
* Nextel Communications, Inc.	340,469	11,001
Duke Energy Corp.	310,827	9,241
Southern Co.	244,665	8,483
Dominion Resources, Inc.	112,969	8,291
TXU Corp.	76,993	6,397
ALLTEL Corp.	100,362	6,251
Entergy Corp.	74,368	5,618
FirstEnergy Corp.	109,303	5,259
AT&T Corp.	263,753	5,022
FPL Group, Inc.	117,364	4,936
American Electric Power Co., Inc.	131,262	4,840
Public Service Enterprise Group, Inc.	78,803	4,793
PG&E Corp.	125,011	4,693
Edison International	102,910	4,173
Consolidated Edison Inc.	80,650	3,778
PPL Corp.	62,800	3,729
Ameren Corp.	64,576	3,571
Progress Energy, Inc.	77,960	3,527
Constellation Energy Group, Inc.	58,383	3,368
* AES Corp.	204,748	3,354

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

Sempra Energy	70,557	2,915
Kinder Morgan, Inc.	33,049	2,750
Cinergy Corp.	60,557	2,714
DTE Energy Co.	57,941	2,710
Xcel Energy, Inc.	133,123	2,599
* Cablevision Systems NY Group Class A	73,201	2,357
KeySpan Corp.	57,682	2,348
NiSource, Inc.	89,979	2,225
MCI Inc.	80,002	2,057
* Comcast Corp. Special Class A	64,798	1,941
* Qwest Communications International Inc.	512,358	1,901
Questar Corp.	28,124	1,853
* NTL Inc.	23,311	1,595
SCANA Corp.	35,524	1,517
Wisconsin Energy Corp.	38,852	1,515
Pepco Holdings, Inc.	62,564	1,498
Citizens Communications Co.	111,438	1,498
Pinnacle West Capital Corp.	32,482	1,444
Energy East Corp.	48,994	1,420
* NII Holdings Inc.	22,109	1,414
CenturyTel, Inc.	37,996	1,316
TECO Energy, Inc.	68,793	1,301
* Western Wireless Corp. Class A	29,465	1,246
CenterPoint Energy Inc.	92,414	1,221
DPL Inc.	42,171	1,158
* Allegheny Energy, Inc.	45,837	1,156
* Southwestern Energy Co.	24,100	1,132
NSTAR	35,298	1,088
* CMS Energy Corp.	71,776	1,081
ONEOK, Inc.	32,994	1,077
Alliant Energy Corp.	37,663	1,060
MDU Resources Group, Inc.	35,481	999
* Nextel Partners, Inc.	39,439	993
UGI Corp. Holding Co.	34,400	960
AGL Resources Inc.	24,429	944
Aqua America, Inc.	31,698	943
Northeast Utilities	42,994	897
OGE Energy Corp.	29,880	865
* U.S. Cellular Corp.	16,490	824
Energen Corp.	23,262	815
Great Plains Energy, Inc.	24,762	790
Puget Energy, Inc.	33,331	779
National Fuel Gas Co.	26,443	764
Atmos Energy Corp.	26,536	764
* Southern Union Co.	29,883	734
Vectren Corp.	25,304	727
Hawaiian Electric Industries Inc.	26,804	719
Westar Energy, Inc.	28,584	687
Telephone & Data Systems, Inc. Special Common Shares	17,799	682
Telephone & Data Systems, Inc.	16,367	668
WPS Resources Corp.	11,871	668
Western Gas Resources, Inc.	18,444	644
PNM Resources Inc.	21,604	622
Piedmont Natural Gas, Inc.	25,600	615
NICOR Inc.	14,734	607
* Kinder Morgan Management, LLC	12,763	587
Peoples Energy Corp.	12,746	554
WGL Holdings Inc.	16,324	549
* Sierra Pacific Resources	39,358	490
Duquesne Light Holdings, Inc.	25,753	481
* Alamosa Holdings, Inc.	34,229	476
ALLETE, Inc.	9,475	473
* Level 3 Communications, Inc.	218,888	444

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

New Jersey Resources Corp.	8,900	429
IDACORP, Inc.	14,000	429
Black Hills Corp.	10,415	384
NorthWestern Corp.	12,083	381
Cleco Corp.	16,616	358
UniSource Energy Corp.	11,600	357
Northwest Natural Gas Co.	9,250	354
* Cincinnati Bell Inc.	80,740	347
Southwest Gas Corp.	11,927	304
* Price Communications Corp.	17,540	303
Avista Corp.	15,866	295
Commonwealth Telephone Enterprises, Inc.	6,900	289
* IDT Corp. Class B	21,800	287
* Aquila, Inc.	79,321	286
* El Paso Electric Co.	13,621	279
* Premiere Global Services, Inc.	23,800	269
South Jersey Industries, Inc.	4,200	257
MGE Energy, Inc.	6,700	244
CH Energy Group, Inc.	4,900	238
* USA Mobility, Inc.	8,100	238
UIL Holdings Corp.	4,300	231
The Laclede Group, Inc.	6,600	210
California Water Service Group	5,513	207
Otter Tail Corp.	7,468	204
American States Water Co.	6,350	186
* UbiquiTel Inc.	22,800	186
Empire District Electric Co.	7,500	180
* Dobson Communications Corp.	37,401	159
* General Communication, Inc.	14,346	142
* Mediacom Communications Corp.	20,480	141
* Time Warner Telecom Inc.	20,129	119
* Centennial Communications Corp. Class A	8,500	118
Iowa Telecommunications Services Inc.	6,171	116
Surewest Communications	4,500	115
SJW Corp.	2,200	103
Connecticut Water Services, Inc.	3,863	97
Atlantic Tele-Network, Inc.	3,099	89
Cascade Natural Gas Corp.	4,257	87
Alaska Communications Systems Holdings, Inc.	8,500	84
* Talk America Holdings, Inc.	8,409	84
D&E Communications, Inc.	8,391	81
Central Vermont Public Service Corp.	3,700	68
Middlesex Water Co.	3,466	67
EnergySouth, Inc.	2,384	66
* Intrado Inc.	4,000	60
Green Mountain Power Corp.	1,700	51
Maine & Maritimes Corp.	1,900	47
CT Communications, Inc.	3,462	45
North Pittsburgh Systems, Inc.	2,200	43
Hickory Tech Corp.	5,081	41
* Semco Energy Inc.	5,100	31
* Suncom Wireless Holdings, Inc. Class A	12,260	26
Shenandoah Telecommunications Co.	661	26
Hector Communications Corp.	983	22
Chesapeake Utilities Corp.	500	15
* Primus Telecommunications Group, Inc.	23,500	15
Florida Public Util. Co.	700	13
Southwest Water Co.	1,100	13
* Boston Communications Group, Inc.	5,700	12
* IDT Corp.	800	11
* Pac-West Telecom, Inc.	8,381	9
* FiberNet Telecom Group, Inc.	1,504	5
* Trinsic, Inc.	10,916	3

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Shares	Market Value ($000)

RGC Resources, Inc.	99	3

		312,829

Other (2.7%)
General Electric Co.	3,497,328	121,182
Tyco International Ltd.	666,500	19,462
3M Co.	243,245	17,587
Honeywell International Inc.	267,871	9,812
* Berkshire Hathaway Inc. Class A	89	7,431
Fortune Brands, Inc.	48,041	4,266
Johnson Controls, Inc.	63,614	3,583
Textron, Inc.	40,994	3,109
Eaton Corp.	48,079	2,880
ITT Industries, Inc.	29,141	2,845
Brunswick Corp.	30,408	1,317
SPX Corp.	25,071	1,153
Hillenbrand Industries, Inc.	18,613	941
Teleflex Inc.	12,139	721
Carlisle Co., Inc.	10,406	714
Walter Industries, Inc.	12,215	491
Trinity Industries, Inc.	15,259	489
Wesco Financial Corp.	1,201	432
* McDermott International, Inc.	20,200	424
Lancaster Colony Corp.	9,451	406
* GenCorp, Inc.	13,400	258
Kaman Corp. Class A	6,651	120
* Sequa Corp. Class A	1,530	101
Raven Industries, Inc.	4,100	96
* United Capital Corp.	2,726	71
* Berkshire Hathaway Inc. Class B	12	33
* GP Strategies Corp.	3,900	32
GenTek, Inc.	3,032	30
* Foster Wheeler Ltd.	1,045	21
* Foster Wheeler Ltd. Class B Warrants Exp. 9/24/2007	20,900	11

		200,018

TOTAL COMMON STOCKS
(Cost $3,533,264)		4,482,546

1

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (27.4%)

U.S. Government Securities (10.0%)
U.S. Treasury Bonds
10.375%, 11/15/2012	4,000	4,611
12.000%, 8/15/2013	9,000	11,213
13.250%, 5/15/2014	2,000	2,686
11.750%, 11/15/2014	2,000	2,646
11.250%, 2/15/2015	1,275	2,014
9.875%, 11/15/2015	4,400	6,581
9.250%, 2/15/2016	900	1,305
7.500%, 11/15/2016	14,975	19,641
8.750%, 5/15/2017	27,275	39,187
8.875%, 8/15/2017	15,225	22,143
9.125%, 5/15/2018	600	898
9.000%, 11/15/2018	275	411
8.875%, 2/15/2019	25,325	37,671
8.125%, 8/15/2019	5,155	7,310
8.500%, 2/15/2020	10,655	15,635
8.750%, 5/15/2020	5,025	7,541
8.750%, 8/15/2020	825	1,242
7.875%, 2/15/2021	6,700	9,491
8.125%, 5/15/2021	1,475	2,137
8.125%, 8/15/2021	11,775	17,112
8.000%, 11/15/2021	1,120	1,615
7.250%, 8/15/2022	950	1,294
7.625%, 11/15/2022	22,350	31,538
7.125%, 2/15/2023	4,425	5,986
6.750%, 8/15/2026	5,660	7,588
6.625%, 2/15/2027	4,695	6,232
6.375%, 8/15/2027	4,140	5,372
5.500%, 8/15/2028	9,025	10,641
5.250%, 11/15/2028	2,450	2,802
6.125%, 8/15/2029	5,400	6,904
U.S. Treasury Notes
2.500%, 5/31/2006	850	842
7.000%, 7/15/2006	59,075	61,133
2.375%, 8/15/2006	3,500	3,455
2.500%, 9/30/2006	29,300	28,911
6.500%, 10/15/2006	5,100	5,285
2.875%, 11/30/2006	10,725	10,618
3.000%, 12/31/2006	27,800	27,548
3.125%, 1/31/2007	7,800	7,739
3.750%, 3/31/2007	24,250	24,292
3.125%, 5/15/2007	11,100	10,996
2.750%, 8/15/2007	21,575	21,177
6.125%, 8/15/2007	17,400	18,278
5.625%, 5/15/2008	4,885	5,144
3.125%, 10/15/2008	3,600	3,538
3.375%, 11/15/2008	2,875	2,846
3.375%, 12/15/2008	16,375	16,211
3.250%, 1/15/2009	22,275	21,962

2

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

2.625%, 3/15/2009	4,725	4,553
3.125%, 4/15/2009	17,650	17,297
3.875%, 5/15/2009	2,100	2,112
4.000%, 6/15/2009	5,950	6,015
3.625%, 7/15/2009	10,425	10,391
3.500%, 8/15/2009	2,600	2,577
6.000%, 8/15/2009	29,760	32,332
3.375%, 9/15/2009	3,025	2,983
3.375%, 10/15/2009	37,450	36,929
6.500%, 2/15/2010	1,975	2,204
4.000%, 4/15/2010	13,800	13,955
5.750%, 8/15/2010	425	465
5.000%, 2/15/2011	2,150	2,285
5.000%, 8/15/2011	4,015	4,284
3.875%, 2/15/2013	850	852
4.250%, 8/15/2013	25,800	26,473
4.250%, 11/15/2013	21,350	21,894
4.750%, 5/15/2014	1,250	1,328

		750,351

Agency Bonds and Notes (4.3%)
Federal Farm Credit Bank+
3.250%, 6/15/2007	4,300	4,254
3.000%, 12/17/2007	925	906
3.375%, 7/15/2008	900	887
3.750%, 1/15/2009	1,275	1,266
4.125%, 4/15/2009	700	704
Federal Home Loan Bank+
2.875%, 8/15/2006	28,000	27,724
3.500%, 8/15/2006	1,250	1,246
2.625%, 10/16/2006	5,000	4,928
4.875%, 11/15/2006	1,150	1,167
3.375%, 2/23/2007	6,000	5,958
6.500%, 8/15/2007	3,500	3,687
3.625%, 1/15/2008	5,000	4,972
5.800%, 9/2/2008	1,500	1,583
5.865%, 9/2/2008	1,300	1,374
3.625%, 11/14/2008	2,500	2,475
7.625%, 5/14/2010	8,800	10,185
5.750%, 5/15/2012	7,675	8,420
5.250%, 6/18/2014	6,500	6,989
Federal Home Loan Mortgage Corp.+
5.500%, 7/15/2006	5,850	5,952
2.750%, 10/15/2006	11,500	11,352
4.875%, 3/15/2007	15,000	15,259
5.750%, 4/15/2008	6,500	6,822
5.750%, 3/15/2009	14,000	14,856
6.625%, 9/15/2009	8,150	8,983
7.000%, 3/15/2010	4,000	4,515
4.125%, 7/12/2010	10,025	10,069
6.875%, 9/15/2010	865	980

3

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

5.875%, 3/21/2011	2,000	2,151
6.000%, 6/15/2011	2,750	3,032
5.125%, 7/15/2012	8,400	8,921
4.500%, 1/15/2013	3,000	3,069
4.000%, 6/12/2013	2,625	2,520
4.500%, 7/15/2013	2,000	2,043
6.750%, 9/15/2029	2,000	2,615
6.750%, 3/15/2031	500	661
Federal National Mortgage Assn.+
2.625%, 11/15/2006	5,500	5,416
5.000%, 1/15/2007	9,500	9,669
7.125%, 3/15/2007	2,000	2,108
5.250%, 4/15/2007	5,000	5,122
6.625%, 10/15/2007	21,500	22,780
5.750%, 2/15/2008	3,250	3,401
6.000%, 5/15/2008	8,000	8,455
5.250%, 1/15/2009	1,500	1,563
7.250%, 1/15/2010	6,720	7,618
6.625%, 11/15/2010	1,650	1,854
6.250%, 2/1/2011	1,425	1,556
6.000%, 5/15/2011	7,300	8,032
5.375%, 11/15/2011	4,925	5,279
6.125%, 3/15/2012	12,950	14,471
4.625%, 5/1/2013	700	708
4.625%, 10/15/2013	4,250	4,369
5.125%, 1/2/2014	975	1,013
5.000%, 4/15/2015	1,200	1,267
7.125%, 1/15/2030	2,550	3,485
7.250%, 5/15/2030	3,450	4,787
6.625%, 11/15/2030	1,850	2,400
Private Export Funding Corp.
(U.S. Government Guaranteed)
7.200%, 1/15/2010	6,900	7,805
State of Israel (U.S. Government
Guaranteed)
5.500%, 9/18/2023	500	563
5.500%, 12/4/2023	375	422
5.500%, 4/26/2024	300	338
Tennessee Valley Auth.+
5.375%, 11/13/2008	2,400	2,507
7.125%, 5/1/2030	4,000	5,476

		324,989

Mortgage-Backed Securities (13.1%)
Federal Home Loan Mortgage Corp.+
(2)4.000%, 3/1/2008-4/1/2020	22,726	22,367
(2)4.500%, 1/1/2008- 4/1/2035	59,619	59,324
(2)5.000%, 12/1/2007-6/1/2035	118,203	118,872
(2)5.500%, 4/1/2007-5/1/2035	100,776	102,391
(2)6.000%, 3/1/2006-3/1/2035	49,498	50,877
(2)6.500%, 2/1/2008-3/1/2035	21,962	22,772

4

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

(2)7.000%, 12/1/2006-11/1/2033	7,066	7,439
(2)7.500%, 1/1/2007-1/1/2032	1,627	1,735
(2)8.000%, 12/1/2007-10/1/2031	1,339	1,445
(2)8.500%, 11/1/2007-5/1/2030	193	209
(2)9.000%, 11/1/2005-4/1/2030	147	158
(2)9.500%, 4/1/2016-4/1/2025	55	60
(2)10.000%, 3/1/2017-4/1/2025	24	27
Federal National Mortgage Assn.+
(2)4.000%, 9/1/2010-6/1/2019	10,855	10,677
(2)4.500%, 7/1/2011-3/1/2035	61,250	60,830
(2)5.000%, 9/1/2009-5/1/2035	142,496	143,164
(2)5.500%, 11/1/2008-3/1/2035	147,109	149,406
(2)6.000%, 10/1/2008-1/1/2035	63,457	65,183
(2)6.500%, 8/1/2008-8/1/2034	33,475	34,684
(2)7.000%, 10/1/2007-10/1/2034	12,826	13,520
(2)7.500%, 8/1/2007-12/1/2032	3,872	4,127
(2)8.000%, 7/1/2007-1/1/2031	564	605
(2)8.500%, 6/1/2006-9/1/2030	303	331
(2)9.000%, 7/1/2007-8/1/2026	65	71
(2)9.500%, 5/1/2016-2/1/2025	29	31
(2)10.000%, 1/1/2020-8/1/2021	5	6
(2)10.500%, 8/1/2020	3	3
Government National Mortgage Assn
(2)4.500%, 8/15/2018-1/1/2035	4,494	4,480
(2)5.000%, 3/15/2018-6/15/2035	24,539	24,816
(2)5.500%, 3/15/2015-3/15/2035	41,215	42,143
(2)6.000%, 3/15/2009-11/15/2034	24,521	25,314
(2)6.500%, 9/15/2008-8/15/2034	12,358	12,924
(2)7.000%, 5/15/2008-8/15/2032	7,365	7,795
(2)7.500%, 5/15/2008-3/15/2032	2,089	2,238
(2)8.000%, 9/15/2009-3/15/2032	1,280	1,393
(2)8.500%, 3/15/2017-7/15/2030	238	257
(2)9.000%, 6/15/2016-2/15/2030	181	199
(2)9.500%, 9/15/2018-1/15/2025	45	47
(2)10.000%, 10/15/2017-12/15/2020	8	9
(2)10.500%, 9/15/2019	4	4
(2)11.000%, 7/15/2013-12/15/2015	3	3

		991,936

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $2,026,685)		2,067,276

CORPORATE BONDS (10.8%)

Asset-Backed/Commercial
Mortgage-Backed Securities (2.6%)
American Express Credit Account Master Trust
(2)(5)3.350%, 9/15/2008	13,200	13,215
(2)(5)3.360%, 11/17/2008	12,000	12,013

5

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

BA Master Credit Card Trust
(2)(5)3.340%, 6/15/2008	1,800	1,802
Bank One Issuance Trust
(2)3.330%, 1/15/2010	710	712
Bear Stearns Commercial Mortgage Securities, Inc.
(2)5.610%, 11/15/2033	4,000	4,233
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1
(2)6.420%, 9/25/2008	4,142	4,214
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1
(2)6.310%, 9/25/2008	2,070	2,106
Capital One Master Trust
(2)(5)3.360%, 1/15/2009	3,000	3,003
(2)5.300%, 6/15/2009	2,050	2,082
Chase Credit Card Master Trust
(2)(5)3.280%, 3/17/2008	5,000	5,001
(2)(5)3.360%, 6/16/2008	12,000	12,013
Citibank Credit Card Issuance Trust
(2)2.500%, 4/7/2006	5,000	4,950
(2)5.650%, 6/16/2008	1,500	1,525
Citibank Credit Card Master Trust
(2)5.875%, 3/10/2011	2,000	2,124
Citibank Omni-S Master Trust
(2)(5)3.470%, 9/16/2010	6,500	6,521
Citicorp Lease Pass-Through Trust
(2)(3)8.040%, 12/15/2019	1,700	2,184
Commercial Mortgage Lease-Backed Certificate
(2)(3)6.746%, 6/20/2031	623	686
Countrywide Home Loans
(2)4.092%, 5/25/2033	1,397	1,397
DaimlerChrysler Master Owner Trust
(2)3.245%, 1/15/2009	7,000	7,004
Discover Card Master Trust I
(2)3.370%, 9/15/2008	14,000	14,012
First Union National Bank Commercial Mortgage Trust
(2)6.223%, 12/12/2033	350	383
First USA Credit Card Master Trust
(2)(5)3.410%, 9/19/2008	11,000	11,010
Ford Credit Floor Plan Master Owner Trust
(2)3.360%, 7/15/2008	8,000	8,002
Gracechurch Card Funding PLC
2)(5)3.250%, 2/17/2009	8,745	8,753
(2)3.270%, 8/15/2008	9,500	9,506
Harley-Davidson Motorcycle Trust
(2)4.500%, 1/15/2010	641	644
Honda Auto Receivables Owner Trust
(2)2.910%, 10/20/2008	1,500	1,480
Household Credit Card Master Note Trust I
2)(5)3.350%, 7/15/2008	10,000	10,001
Household Private Label Credit Card Master Trust
(2)3.490%, 9/15/2009	5,000	5,005

6

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

MBNA Credit Card Master Note Trust
(2)(5)3.270%, 8/15/2008	16,545	16,551
(2)4.950%, 6/15/2009	1,700	1,727
MBNA Master Credit Card Trust
2)(5)3.480%, 8/15/2008	9,000	9,016
(2)7.000%, 2/15/2012	1,800	2,009
Nissan Auto Receivables Owner Trust
(2)4.280%, 10/16/2006	555	557
PG&E Energy Recovery Funding LLC
(2)4.140%, 9/25/2012	825	827
PP&L Transition Bond Co. LLC
(2)6.960%, 12/26/2007	2,421	2,448
PSEG Transition Funding LLC
(2)6.890%, 12/15/2017	2,000	2,367
Salomon Brothers Mortgage Securities VII
(2)4.126%, 9/25/2033	2,730	2,736
Toyota Auto Receivables Owner Trust
(2)2.650%, 11/15/2006	211	211
World Omni Auto Receivables Trust
(2)3.540%, 6/12/2009	3,100	3,081

		197,111

Finance (3.3%)
Banking (1.5%)
Abbey National PLC
7.950%, 10/26/2029	1,275	1,775
ABN AMRO Bank NV
7.125%, 6/18/2007	2,150	2,273
Amsouth Bancorp
5.200%, 4/1/2015	650	682
BankBoston NA
6.375%, 4/15/2008	1,000	1,059
Bank of America Corp.
4.250%, 10/1/2010	250	251
7.400%, 1/15/2011	950	1,089
4.750%, 8/15/2013	1,000	1,019
5.375%, 6/15/2014	225	239
5.125%, 11/15/2014	500	524
5.250%, 12/1/2015	200	209
5.625%, 3/8/2035	350	370
Bank of New York Co., Inc.
3.750%, 2/15/2008	550	546
4.950%, 3/15/2015	800	823
Bank of Tokyo-Mitsubishi
8.400%, 4/15/2010	500	582
Bank One Corp.
4.125%, 9/1/2007	1,700	1,704
6.000%, 2/17/2009	1,000	1,058
7.875%, 8/1/2010	375	434
5.900%, 11/15/2011	350	377
5.250%, 1/30/2013	575	597

7

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Bank One NA (IL)
5.500%, 3/26/2007	500	513
Barclays Bank PLC
6.278%, 12/29/2049	350	358
BB&T Corp.
6.500%, 8/1/2011	375	418
4.750%, 10/1/2012	300	306
5.200%, 12/23/2015	475	497
5.250%, 11/1/2019	400	419
BSCH Issuances Ltd.
7.625%, 9/14/2010	400	461
Citicorp Capital II
8.015%, 2/15/2027	1,050	1,140
Citigroup, Inc.
5.500%, 8/9/2006	400	407
4.250%, 7/29/2009	975	981
4.125%, 2/22/2010	1,150	1,146
6.500%, 1/18/2011	400	444
6.000%, 2/21/2012	400	439
5.000%, 9/15/2014	375	387
4.875%, 5/7/2015	200	204
6.625%, 6/15/2032	1,050	1,277
5.875%, 2/22/2033	725	810
6.000%, 10/31/2033	300	341
5.850%, 12/11/2034	50	56
CoreStates Capital Corp.
(3)8.000%, 12/15/2026	1,200	1,297
Credit Suisse First Boston USA, Inc.
5.750%, 4/15/2007	475	489
3.875%, 1/15/2009	3,750	3,712
4.700%, 6/1/2009	400	407
4.125%, 1/15/2010	625	620
6.125%, 11/15/2011	250	272
6.500%, 1/15/2012	1,600	1,786
4.875%, 1/15/2015	725	733
7.125%, 7/15/2032	200	257
Deutsche Bank Financial LLC
5.375%, 3/2/2015	550	579
Fifth Third Bank
3.375%, 8/15/2008	1,200	1,174
4.200%, 2/23/2010	550	551
4.750%, 2/1/2015	325	331
First Tennessee Bank
5.050%, 1/15/2015	200	205
First Union Corp.
7.500%, 4/15/2035	150	206
FirstStar Bank
7.125%, 12/1/2009	750	839
Fleet Boston Financial Corp.
4.875%, 12/1/2006	1,225	1,241
Fleet Capital Trust II
7.920%, 12/11/2026	500	541

8

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Fleet Financial Group, Inc.
6.875%, 1/15/2028	600	746
Golden West Financial Corp.
4.125%, 8/15/2007	700	702
HSBC Bank USA
5.875%, 11/1/2034	300	330
HSBC Holdings PLC
7.500%, 7/15/2009	500	560
5.250%, 12/12/2012	1,500	1,566
(3)7.625%, 5/17/2032	400	531
(3)7.350%, 11/27/2032	400	516
J.P. Morgan Capital Trust
5.875%, 3/15/2035	575	592
J.P. Morgan Chase & Co.
5.625%, 8/15/2006	750	763
5.250%, 5/30/2007	2,100	2,145
3.500%, 3/15/2009	625	611
3.800%, 10/2/2009	1,350	1,327
4.500%, 1/15/2012	675	679
6.625%, 3/15/2012	375	418
5.750%, 1/2/2013	350	373
4.875%, 3/15/2014	425	432
5.125%, 9/15/2014	1,650	1,687
4.750%, 3/1/2015	250	251
5.250%, 5/1/2015	450	466
JPM Capital Trust II
7.950%, 2/1/2027	200	217
Key Bank NA
5.000%, 7/17/2007	200	204
4.412%, 3/18/2008	650	655
Marshall & Ilsley Bank
4.125%, 9/4/2007	975	977
4.375%, 8/1/2009	75	76
4.850%, 6/16/2015	375	380
Mellon Capital II
7.995%, 1/15/2027	1,250	1,355
Mellon Funding Corp.
5.000%, 12/1/2014	250	260
National City Bank
4.875%, 7/20/2007	900	915
National City Corp.
3.200%, 4/1/2008	1,500	1,464
NationsBank Corp.
7.500%, 9/15/2006	4,750	4,947
NB Capital Trust IV
8.250%, 4/15/2027	1,000	1,095
North Fork Bancorp
5.875%, 8/15/2012	600	652
PNC Bank NA
5.250%, 1/15/2017	400	416

9

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

PNC Funding Corp.
5.750%, 8/1/2006	1,000	1,020
5.250%, 11/15/2015	250	261
Popular North America, Inc.
4.250%, 4/1/2008	400	402
Regions Financial Corp.
7.000%, 3/1/2011	750	846
Republic New York Corp.
7.750%, 5/15/2009	300	338
Royal Bank of Canada
4.125%, 1/26/2010	1,000	999
Royal Bank of Scotland Group PLC
5.000%, 11/12/2013	250	258
5.050%, 1/8/2015	975	1,009
(5)7.648%, 8/29/2049	1,525	1,932
Salomon Smith Barney Holdings Inc.
6.500%, 2/15/2008	3,300	3,502
Sanwa Bank Ltd.
8.350%, 7/15/2009	750	850
7.400%, 6/15/2011	1,025	1,162
Southtrust Corp.
5.800%, 6/15/2014	300	326
Sumitomo Bank International Finance NV
8.500%, 6/15/2009	800	915
Sumitomo Mitsui Banking Corp.
8.000%, 6/15/2012	725	859
SunTrust Banks, Inc.
5.050%, 7/1/2007	1,500	1,533
6.375%, 4/1/2011	500	552
Swiss Bank Corp.
7.000%, 10/15/2015	750	890
Synovus Financial Corp.
(3)5.125%, 6/15/2017	500	507
The Chase Manhattan Corp.
7.125%, 2/1/2007	750	786
UFJ Finance Aruba AEC
6.750%, 7/15/2013	350	392
Union Planters Corp.
7.750%, 3/1/2011	1,000	1,167
UnionBanCal Corp.
5.250%, 12/16/2013	150	156
US Bank NA
2.850%, 11/15/2006	200	197
3.700%, 8/1/2007	1,200	1,194
6.500%, 2/1/2008	1,500	1,593
6.375%, 8/1/2011	250	278
6.300%, 2/4/2014	250	282
4.950%, 10/30/2014	350	362
Wachovia Bank NA
4.875%, 2/1/2015	1,030	1,050

10

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Wachovia Corp.
4.950%, 11/1/2006	1,750	1,775
3.500%, 8/15/2008	1,000	984
3.625%, 2/17/2009	850	839
4.375%, 6/1/2010	650	655
5.250%, 8/1/2014	170	178
Wachovia Corp. PUT
6.550%, 10/15/2005	100	120
Washington Mutual Bank
6.875%, 6/15/2011	2,050	2,301
5.650%, 8/15/2014	775	824
5.125%, 1/15/2015	250	257
Washington Mutual, Inc.
5.000%, 3/22/2012	800	819
Wells Fargo & Co.
5.250%, 12/1/2007	4,100	4,220
4.125%, 3/10/2008	1,250	1,252
3.125%, 4/1/2009	1,250	1,211
4.200%, 1/15/2010	1,150	1,152
4.950%, 10/16/2013	800	827
4.750%, 2/9/2015	450	458
5.375%, 2/7/2035	250	264
World Savings Bank, FSB
4.125%, 3/10/2008	1,050	1,051
4.125%, 12/15/2009	500	499
Zions Bancorp
6.000%, 9/15/2015	200	219
Brokerage (0.5%)
Bear Stearns Co., Inc.
7.800%, 8/15/2007	2,025	2,173
4.000%, 1/31/2008	700	697
4.550%, 6/23/2010	400	403
5.700%, 11/15/2014	750	808
4.650%, 7/2/2018	500	488
Goldman Sachs Group, Inc.
4.125%, 1/15/2008	550	551
3.875%, 1/15/2009	425	420
6.650%, 5/15/2009	400	434
4.500%, 6/15/2010	1,150	1,154
6.600%, 1/15/2012	450	501
5.700%, 9/1/2012	975	1,038
5.250%, 4/1/2013	1,750	1,802
4.750%, 7/15/2013	150	150
5.250%, 10/15/2013	650	671
5.150%, 1/15/2014	450	463
5.000%, 10/1/2014	1,875	1,901
5.500%, 11/15/2014	150	158
5.125%, 1/15/2015	300	307
6.125%, 2/15/2033	1,700	1,852
6.345%, 2/15/2034	1,125	1,226

11

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Lehman Brothers Holdings, Inc.
4.000%, 1/22/2008	1,625	1,622
7.000%, 2/1/2008	1,500	1,600
3.500%, 8/7/2008	300	294
3.600%, 3/13/2009	500	490
4.250%, 1/27/2010	325	324
4.375%, 11/30/2010	100	100
6.625%, 1/18/2012	600	672
4.800%, 3/13/2014	1,275	1,294
Merrill Lynch & Co., Inc.
5.360%, 2/1/2007	150	153
4.000%, 11/15/2007	2,275	2,273
3.700%, 4/21/2008	200	198
3.125%, 7/15/2008	200	195
4.125%, 1/15/2009	625	624
6.000%, 2/17/2009	1,150	1,219
4.125%, 9/10/2009	150	149
4.250%, 2/8/2010	650	647
5.000%, 2/3/2014	750	771
5.450%, 7/15/2014	25	27
5.000%, 1/15/2015	1,150	1,170
Morgan Stanley Dean Witter
6.875%, 3/1/2007	750	783
5.800%, 4/1/2007	1,550	1,595
3.625%, 4/1/2008	1,000	984
3.875%, 1/15/2009	1,150	1,137
6.750%, 4/15/2011	750	833
6.600%, 4/1/2012	1,500	1,667
4.750%, 4/1/2014	2,000	1,972
7.250%, 4/1/2032	475	604
Finance Companies (0.8%)
American Express Centurion Bank
4.375%, 7/30/2009	75	76
American Express Co.
3.750%, 11/20/2007	1,225	1,217
American Express Credit Corp.
3.000%, 5/16/2008	1,000	970
American General Finance Corp.
5.875%, 7/14/2006	300	306
5.750%, 3/15/2007	1,000	1,025
3.875%, 10/1/2009	400	391
4.875%, 5/15/2010	975	991
5.375%, 10/1/2012	300	312
Capital One Bank
4.875%, 5/15/2008	500	507
4.250%, 12/1/2008	375	376
4.800%, 2/21/2012	50	51
5.125%, 2/15/2014	850	864
5.500%, 6/1/2015	225	231
5.250%, 2/21/2017	50	51
CIT Group Co. of Canada
(3)5.200%, 6/1/2015	850	857

12

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

CIT Group, Inc.
2.875%, 9/29/2006	500	493
7.375%, 4/2/2007	800	843
3.650%, 11/23/2007	125	123
4.000%, 5/8/2008	650	645
4.125%, 11/3/2009	250	247
4.250%, 2/1/2010	400	397
4.750%, 12/15/2010	550	557
7.750%, 4/2/2012	425	498
5.125%, 9/30/2014	200	203
5.000%, 2/1/2015	400	403
Countrywide Home Loan
5.500%, 2/1/2007	1,950	1,988
2.875%, 2/15/2007	500	490
3.250%, 5/21/2008	1,125	1,093
4.125%, 9/15/2009	425	419
4.000%, 3/22/2011	125	121
General Electric Capital Corp.
2.800%, 1/15/2007	3,000	2,948
5.000%, 2/15/2007	100	102
5.375%, 3/15/2007	1,550	1,585
5.000%, 6/15/2007	850	865
4.250%, 1/15/2008	375	376
4.125%, 3/4/2008	825	825
3.500%, 5/1/2008	1,900	1,869
3.600%, 10/15/2008	600	590
3.250%, 6/15/2009	600	579
4.625%, 9/15/2009	1,450	1,473
6.125%, 2/22/2011	2,175	2,362
4.375%, 11/21/2011	250	249
4.250%, 6/15/2012	550	542
4.750%, 9/15/2014	900	914
4.875%, 3/4/2015	100	102
6.750%, 3/15/2032	2,625	3,233
Household Finance Corp.
5.750%, 1/30/2007	2,325	2,385
4.625%, 1/15/2008	750	758
6.400%, 6/17/2008	3,075	3,256
4.125%, 12/15/2008	100	99
6.375%, 10/15/2011	1,450	1,589
HSBC Finance Corp.
4.125%, 3/11/2008	300	299
4.125%, 11/16/2009	725	717
4.750%, 4/15/2010	250	253
6.750%, 5/15/2011	575	639
5.250%, 4/15/2015	225	233
5.000%, 6/30/2015	325	328

13

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

International Lease Finance Corp.
3.125%, 5/3/2007	100	98
5.625%, 6/1/2007	575	589
4.500%, 5/1/2008	750	753
5.000%, 4/15/2010	750	765
5.875%, 5/1/2013	1,000	1,067
MBNA America Bank NA
5.375%, 1/15/2008	1,250	1,289
4.625%, 8/3/2009	250	254
MBNA Corp.
6.125%, 3/1/2013	500	549
5.000%, 6/15/2015	200	206
Residential Capital Corp.
(3)6.375%, 6/30/2010	925	933
(3)6.875%, 6/30/2015	175	180
SLM Corp.
5.625%, 4/10/2007	625	641
3.625%, 3/17/2008	2,500	2,468
4.000%, 1/15/2009	250	248
5.375%, 1/15/2013	500	529
5.625%, 8/1/2033	700	766
Insurance (0.3%)
ACE Ltd.
6.000%, 4/1/2007	700	720
AEGON NV
4.750%, 6/1/2013	775	775
Aetna, Inc.
7.875%, 3/1/2011	1,250	1,461
6.970%, 8/15/2036	100	125
Allstate Corp.
5.375%, 12/1/2006	500	510
7.200%, 12/1/2009	1,425	1,591
5.000%, 8/15/2014	75	77
6.125%, 12/15/2032	250	281
5.550%, 5/9/2035	600	621
American General Capital II
8.500%, 7/1/2030	700	976
American International Group, Inc.
2.875%, 11/15/2005	275	265
Aon Capital Trust
8.205%, 1/1/2027	100	118
Arch Capital Group Ltd.
7.350%, 5/1/2034	375	426
Aspen Insurance Holdings Ltd.
6.000%, 8/15/2014	300	312
Assurant, Inc.
5.625%, 2/15/2014	200	211
6.750%, 2/15/2034	200	231
AXA SA
8.600%, 12/15/2030	1,125	1,533
Axis Capital Holdings
5.750%, 12/1/2014	275	284

14

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Cincinnati Financial Corp.
6.125%, 11/1/2034	325	360
CNA Financial Corp.
5.850%, 12/15/2014	450	463
Commerce Group, Inc.
5.950%, 12/9/2013	175	183
Fund American Cos., Inc.
5.875%, 5/15/2013	150	156
GE Global Insurance Holdings Corp.
6.450%, 3/1/2019	500	523
7.000%, 2/15/2026	175	190
7.750%, 6/15/2030	300	355
Genworth Financial, Inc.
4.750%, 6/15/2009	300	306
5.750%, 6/15/2014	225	242
6.500%, 6/15/2034	375	444
Hartford Financial Services Group, Inc.
4.625%, 7/15/2013	400	399
Hartford Life, Inc.
7.375%, 3/1/2031	600	774
Lincoln National Corp.
6.200%, 12/15/2011	550	601
Loews Corp.
6.000%, 2/1/2035	200	202
Marsh & McLennan Cos., Inc.
6.250%, 3/15/2012	275	291
5.875%, 8/1/2033	600	578
MetLife, Inc.
5.250%, 12/1/2006	1,150	1,170
5.500%, 6/15/2014	75	79
5.000%, 6/15/2015	450	458
6.375%, 6/15/2034	625	707
5.700%, 6/15/2035	475	491
Nationwide Life Global Funding
(3)5.350%, 2/15/2007	700	713
Principal Life Inc. Funding
5.100%, 4/15/2014	475	491
Protective Life Secured Trust
3.700%, 11/24/2008	650	640
Prudential Financial, Inc.
4.500%, 7/15/2013	450	445
4.750%, 4/1/2014	250	251
5.100%, 9/20/2014	275	283
5.750%, 7/15/2033	200	210
5.400%, 6/13/2035	400	400
Safeco Corp.
4.875%, 2/1/2010	1,250	1,273
St. Paul Cos., Inc.
5.750%, 3/15/2007	200	205
Travelers Property Casualty Corp.
3.750%, 3/15/2008	275	270

15

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Willis Group Holdings
5.625%, 7/15/2015	425	429
XL Capital Ltd.
5.250%, 9/15/2014	600	609
6.375%, 11/15/2024	350	390
Real Estate Investment Trusts (0.2%)
Archstone-Smith Trust
5.250%, 5/1/2015	150	153
Boston Properties, Inc.
6.250%, 1/15/2013	500	546
5.625%, 4/15/2015	275	290
Brandywine Realty Trust
4.500%, 11/1/2009	425	418
5.400%, 11/1/2014	525	529
EOP Operating LP
7.750%, 11/15/2007	750	806
6.750%, 2/15/2008	325	344
4.650%, 10/1/2010	500	500
7.000%, 7/15/2011	150	167
6.750%, 2/15/2012	450	499
4.750%, 3/15/2014	450	443
ERP Operating LP
6.625%, 3/15/2012	1,000	1,107
Health Care Property Investment, Inc.
6.450%, 6/25/2012	800	865
Health Care REIT, Inc.
6.000%, 11/15/2013	500	515
Hospitality Properties
5.125%, 2/15/2015	250	247
HRPT Properties Trust
6.250%, 8/15/2016	700	754
Liberty Property LP
5.125%, 3/2/2015	425	428
ProLogis
5.500%, 3/1/2013	175	183
Regency Centers LP
6.750%, 1/15/2012	450	501
Simon Property Group Inc.
(3)5.100%, 6/15/2015	500	499
6.375%, 11/15/2007	725	757
3.750%, 1/30/2009	200	195
4.875%, 8/15/2010	1,000	1,009
iStar Financial Inc.
5.150%, 3/1/2012	700	700

16

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Other (0.0%)
Berkshire Hathaway Finance Corp.
3.400%, 7/2/2007	175	173
3.375%, 10/15/2008	250	244
4.125%, 1/15/2010	675	672
4.200%, 12/15/2010	400	398
(3)4.750%, 5/15/2012	350	356
4.625%, 10/15/2013	175	176
5.100%, 7/15/2014	50	52
4.850%, 1/15/2015	700	705
J. Paul Getty Trust
5.875%, 10/1/2033	250	284

		254,743

Industrial (4.1%)
Basic Industry (0.3%)
Alcan, Inc.
4.500%, 5/15/2013	125	123
5.000%, 6/1/2015	500	502
7.250%, 3/15/2031	250	305
Alcoa, Inc.
4.250%, 8/15/2007	1,400	1,407
Aluminum Co. of America
6.750%, 1/15/2028	500	609
Barrick Gold Finance Inc.
4.875%, 11/15/2014	825	824
BHP Finance USA Ltd.
8.500%, 12/1/2012	500	623
Celulosa Arauco Constitution SA
8.625%, 8/15/2010	250	291
(3)5.625%, 4/20/2015	775	792
Dow Chemical Co.
7.375%, 11/1/2029	1,000	1,288
E.I. du Pont de Nemours & Co.
6.875%, 10/15/2009	125	139
4.125%, 4/30/2010	1,025	1,029
6.500%, 1/15/2028	500	615
Falconbridge Ltd.
7.350%, 6/5/2012	375	419
ICI Wilmington
4.375%, 12/1/2008	375	373
Inco Ltd.
5.700%, 10/15/2015	250	261
7.200%, 9/15/2032	100	120
International Paper Co.
4.250%, 1/15/2009	375	370
6.750%, 9/1/2011	400	436
(5)5.850%, 10/30/2012	575	601
5.300%, 4/1/2015	200	201
Newmont Mining
5.875%, 4/1/2035	325	332

17

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Noranda, Inc.
7.250%, 7/15/2012	250	279
6.000%, 10/15/2015	500	528
5.500%, 6/15/2017	250	249
Placer Dome, Inc.
6.450%, 10/15/2035	375	412
Potash Corp. of Saskatchewan
7.750%, 5/31/2011	1,000	1,164
Praxair, Inc.
6.900%, 11/1/2006	350	363
3.950%, 6/1/2013	750	725
Rio Tinto Finance USA Ltd.
2.625%, 9/30/2008	1,000	952
Rohm & Haas Co.
7.850%, 7/15/2029	600	825
Weyerhaeuser Co.
6.125%, 3/15/2007	286	293
5.950%, 11/1/2008	846	876
6.750%, 3/15/2012	1,350	1,479
7.375%, 3/15/2032	100	117
WMC Finance USA
5.125%, 5/15/2013	1,000	1,031
Capital Goods (0.5%)
BAE Systems
(3)7.156%, 12/15/2011	440	474
Bemis Co. Inc.
(3)4.875%, 4/1/2012	700	714
Boeing Capital Corp.
5.750%, 2/15/2007	2,000	2,052
6.500%, 2/15/2012	200	224
Caterpillar Financial Services Corp.
4.150%, 1/15/2010	600	598
4.300%, 6/1/2010	450	450
4.750%, 2/17/2015	175	176
4.625%, 6/1/2015	400	400
Caterpillar, Inc.
6.550%, 5/1/2011	1,000	1,112
7.375%, 3/1/2097	400	539
CRH America Inc.
6.950%, 3/15/2012	450	509
6.400%, 10/15/2033	450	517
Deere & Co.
6.950%, 4/25/2014	900	1,056
Emerson Electric Co.
4.625%, 10/15/2012	1,500	1,527
General Dynamics Corp.
3.000%, 5/15/2008	625	607
4.250%, 5/15/2013	1,075	1,065
General Electric Co.
5.000%, 2/1/2013	2,125	2,194
Hanson PLC
5.250%, 3/15/2013	1,000	1,026

18

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Honeywell International, Inc.
5.125%, 11/1/2006	500	507
7.500%, 3/1/2010	500	569
6.125%, 11/1/2011	200	220
Ingersoll-Rand Co.
4.750%, 5/15/2015	975	983
John Deere Capital Corp.
3.875%, 3/7/2007	400	399
3.900%, 1/15/2008	500	497
7.000%, 3/15/2012	1,250	1,432
Lockheed Martin Corp.
7.750%, 5/1/2026	250	327
8.500%, 12/1/2029	700	1,009
Masco Corp.
5.875%, 7/15/2012	400	430
4.800%, 6/15/2015	350	347
6.500%, 8/15/2032	100	116
Northrop Grumman Corp.
7.125%, 2/15/2011	500	566
7.750%, 2/15/2031	400	540
Raytheon Co.
8.300%, 3/1/2010	250	290
5.500%, 11/15/2012	375	393
5.375%, 4/1/2013	950	985
7.200%, 8/15/2027	550	686
Republic Services, Inc.
6.750%, 8/15/2011	275	306
Textron Financial Corp.
5.875%, 6/1/2007	100	103
4.125%, 3/3/2008	125	125
4.600%, 5/3/2010	400	403
Textron, Inc.
6.500%, 6/1/2012	700	780
The Boeing Co.
8.750%, 8/15/2021	500	701
6.625%, 2/15/2038	300	369
TRW, Inc.
7.750%, 6/1/2029	650	871
Tyco International Group SA
5.800%, 8/1/2006	750	762
6.125%, 11/1/2008	300	316
6.125%, 1/15/2009	150	158
6.750%, 2/15/2011	650	721
6.375%, 10/15/2011	675	742
6.000%, 11/15/2013	175	190
7.000%, 6/15/2028	400	483

19

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

United Technologies Corp.
4.875%, 11/1/2006	800	810
4.375%, 5/1/2010	500	504
4.875%, 5/1/2015	550	562
8.875%, 11/15/2019	575	793
7.500%, 9/15/2029	100	134
5.400%, 5/1/2035	200	211
USA Waste Services, Inc.
7.000%, 7/15/2028	1,075	1,234
Waste Management, Inc.
7.375%, 8/1/2010	150	168
5.000%, 3/15/2014	575	574
7.750%, 5/15/2032	250	317
Communication (1.0%)
Alltel Corp.
7.000%, 7/1/2012	550	627
America Movil SA de C.V
4.125%, 3/1/2009	525	516
5.500%, 3/1/2014	1,000	1,000
6.375%, 3/1/2035	350	337
AT&T Wireless Services, Inc.
7.875%, 3/1/2011	500	580
8.125%, 5/1/2012	250	299
8.750%, 3/1/2031	1,525	2,139
BellSouth Capital Funding
7.875%, 2/15/2030	650	840
BellSouth Corp.
5.000%, 10/15/2006	600	608
4.200%, 9/15/2009	300	299
4.750%, 11/15/2012	575	581
5.200%, 9/15/2014	375	386
6.550%, 6/15/2034	700	797
6.000%, 11/15/2034	625	665
BellSouth Telecommunications
6.375%, 6/1/2028	500	554
British Sky Broadcasting Corp.
7.300%, 10/15/2006	150	156
6.875%, 2/23/2009	450	485
8.200%, 7/15/2009	400	452
British Telecommunications PLC
(5)8.375%, 12/15/2010	1,125	1,329
(5)8.875%, 12/15/2030	750	1,061
Century Tel Enterprises
6.875%, 1/15/2028	150	161
CenturyTel, Inc.
5.000%, 2/15/2015	150	146
Cingular Wireless
7.125%, 12/15/2031	500	600

20

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Clear Channel Communications, Inc.
4.625%, 1/15/2008	250	248
7.650%, 9/15/2010	1,000	1,085
5.000%, 3/15/2012	200	190
5.750%, 1/15/2013	250	244
5.500%, 9/15/2014	275	261
Comcast Cable Communications Holdings Inc.
8.375%, 3/15/2013	300	365
9.455%, 11/15/2022	1,108	1,564
Comcast Cable Communications, Inc.
8.375%, 5/1/2007	1,000	1,073
8.875%, 5/1/2017	850	1,121
Comcast Corp.
5.300%, 1/15/2014	450	463
6.500%, 1/15/2015	1,400	1,563
4.950%, 6/15/2016	675	672
7.050%, 3/15/2033	600	711
5.650%, 6/15/2035	350	349
Cox Communications, Inc.
3.875%, 10/1/2008	500	489
4.625%, 1/15/2010	925	922
7.750%, 11/1/2010	425	481
4.625%, 6/1/2013	200	194
5.450%, 12/15/2014	700	715
5.500%, 10/1/2015	600	613
Deutsche Telekom International Finance
3.875%, 7/22/2008	150	148
(5)8.500%, 6/15/2010	1,425	1,662
5.250%, 7/22/2013	700	726
(5)8.750%, 6/15/2030	1,700	2,291
France Telecom
(5)8.000%, 3/1/2011	1,375	1,597
(5)8.750%, 3/1/2031	1,300	1,837
Gannett Co., Inc.
6.375%, 4/1/2012	400	442
Grupo Televisa SA
(3)6.625%, 3/18/2025	450	453
GTE Corp.
6.940%, 4/15/2028	325	378
GTE North, Inc.
5.650%, 11/15/2008	200	206
Koninklijke KPN NV
8.000%, 10/1/2010	800	923
New England Telephone & Telegraph Co.
6.875%, 10/1/2023	200	205
7.875%, 11/15/2029	250	321
News America Holdings, Inc.
9.250%, 2/1/2013	1,550	1,963
8.150%, 10/17/2036	385	504
News America Inc.
5.300%, 12/15/2014	250	257
6.200%, 12/15/2034	175	187

21

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Pacific Bell
7.125%, 3/15/2026	200	238
R.R. Donnelley & Sons Co.
3.750%, 4/1/2009	225	218
(3)4.950%, 5/15/2010	275	275
4.950%, 4/1/2014	200	196
Reed Elsevier Capital
4.625%, 6/15/2012	100	100
SBC Communications, Inc.
4.125%, 9/15/2009	850	847
6.250%, 3/15/2011	750	813
5.875%, 2/1/2012	250	268
5.875%, 8/15/2012	250	269
5.100%, 9/15/2014	1,200	1,225
5.625%, 6/15/2016	575	609
6.450%, 6/15/2034	400	453
6.150%, 9/15/2034	125	136
Sprint Capital Corp.
6.000%, 1/15/2007	500	513
6.125%, 11/15/2008	1,650	1,740
7.625%, 1/30/2011	700	800
8.375%, 3/15/2012	250	302
6.875%, 11/15/2028	250	287
8.750%, 3/15/2032	1,900	2,652
Telecom Italia Capital
4.000%, 11/15/2008	775	767
(3)4.000%, 1/15/2010	650	632
5.250%, 11/15/2013	850	864
(3)4.950%, 9/30/2014	400	396
6.375%, 11/15/2033	225	244
(3)6.000%, 9/30/2034	325	335
Telecomunicaciones de Puerto Rico
6.800%, 5/15/2009	400	428
Telefonica Europe BV
7.750%, 9/15/2010	300	344
8.250%, 9/15/2030	450	628
Telefonos de Mexico SA
4.500%, 11/19/2008	200	199
(3)4.750%, 1/27/2010	550	549
(3)5.500%, 1/27/2015	550	545
Telus Corp.
7.500%, 6/1/2007	850	897
8.000%, 6/1/2011	1,075	1,250
Thomson Corp.
5.750%, 2/1/2008	800	831
Time Warner Entertainment
7.250%, 9/1/2008	125	135
10.150%, 5/1/2012	200	260
8.375%, 3/15/2023	500	637
8.375%, 7/15/2033	100	133

22

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Univision Communications, Inc.
2.875%, 10/15/2006	225	221
7.850%, 7/15/2011	1,000	1,139
US Cellular
6.700%, 12/15/2033	350	374
Verizon Global Funding Corp.
4.000%, 1/15/2008	250	249
7.250%, 12/1/2010	700	794
6.875%, 6/15/2012	2,625	2,976
7.375%, 9/1/2012	1,375	1,605
Verizon New Jersey, Inc.
5.875%, 1/17/2012	1,475	1,559
Verizon Wireless Capital
5.375%, 12/15/2006	475	484
Vodafone AirTouch PLC
7.750%, 2/15/2010	550	628
Vodafone Group PLC
3.950%, 1/30/2008	1,000	997
5.000%, 12/16/2013	1,025	1,054
WPP Finance USA Corp.
5.875%, 6/15/2014	425	450
Consumer Cyclical (0.8%)
Brinker International
5.750%, 6/1/2014	200	214
Cendant Corp.
6.875%, 8/15/2006	855	880
6.250%, 1/15/2008	425	444
7.375%, 1/15/2013	675	769
7.125%, 3/15/2015	200	228
Centex Corp.
5.125%, 10/1/2013	750	754
5.250%, 6/15/2015	150	150
Costco Wholesale Corp.
5.500%, 3/15/2007	350	358
CVS Corp.
4.000%, 9/15/2009	350	347
4.875%, 9/15/2014	275	280
DaimlerChrysler North America Holding Corp.
7.375%, 9/15/2006	500	518
4.750%, 1/15/2008	600	602
4.050%, 6/4/2008	1,000	983
4.875%, 6/15/2010	850	846
8.000%, 6/15/2010	1,300	1,469
7.750%, 1/18/2011	750	847
7.300%, 1/15/2012	1,175	1,315
6.500%, 11/15/2013	250	271
Federated Department Stores, Inc.
6.790%, 7/15/2027	300	338
6.900%, 4/1/2029	300	347
Ford Capital BV
9.500%, 6/1/2010	100	104

23

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Ford Motor Co.
6.625%, 10/1/2028	50	38
6.375%, 2/1/2029	750	566
7.450%, 7/16/2031	1,900	1,577
9.980%, 2/15/2047	1,000	935
Ford Motor Credit Co.
6.500%, 1/25/2007	2,150	2,178
7.750%, 2/15/2007	625	636
4.950%, 1/15/2008	850	818
5.625%, 10/1/2008	2,000	1,911
5.800%, 1/12/2009	2,750	2,635
7.375%, 10/28/2009	175	172
5.700%, 1/15/2010	350	325
7.875%, 6/15/2010	500	497
7.375%, 2/1/2011	1,125	1,108
7.250%, 10/25/2011	950	919
Harrah's Operating Co., Inc.
7.125%, 6/1/2007	500	525
7.500%, 1/15/2009	500	544
5.375%, 12/15/2013	225	228
(3)5.625%, 6/1/2015	225	228
Hilton Hotels Corp.
7.625%, 12/1/2012	1,000	1,153
Home Depot Inc.
3.750%, 9/15/2009	975	961
Kohl's Corp.
6.000%, 1/15/2033	725	794
Lear Corp.
5.750%, 8/1/2014	150	134
Lennar Corp.
(3)5.600%, 5/31/2015	700	715
Lowe's Cos., Inc.
6.875%, 2/15/2028	367	457
Marriot International
4.625%, 6/15/2012	400	397
May Department Stores Co.
3.950%, 7/15/2007	75	74
5.750%, 7/15/2014	425	449
9.750%, 2/15/2021	96	122
6.650%, 7/15/2024	375	414
6.700%, 7/15/2034	250	282
Nordstrom, Inc.
6.950%, 3/15/2028	200	233
Pulte Homes, Inc.
4.875%, 7/15/2009	500	506
5.250%, 1/15/2014	75	75
5.200%, 2/15/2015	100	99
7.875%, 6/15/2032	600	734
6.000%, 2/15/2035	100	98

24

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Target Corp.
5.375%, 6/15/2009	1,650	1,724
5.875%, 3/1/2012	700	760
7.000%, 7/15/2031	175	226
6.350%, 11/1/2032	450	539
The Walt Disney Co.
5.375%, 6/1/2007	1,500	1,532
6.375%, 3/1/2012	250	275
7.000%, 3/1/2032	400	486
Time Warner, Inc.
6.150%, 5/1/2007	1,375	1,422
8.180%, 8/15/2007	700	753
6.750%, 4/15/2011	650	719
6.875%, 5/1/2012	250	282
9.150%, 2/1/2023	1,475	2,020
6.625%, 5/15/2029	200	224
7.625%, 4/15/2031	785	977
7.700%, 5/1/2032	290	365
Toll Brothers, Inc.
(3)5.150%, 5/15/2015	400	398
Toyota Motor Credit Corp.
4.250%, 3/15/2010	2,200	2,212
Viacom International Inc.
6.625%, 5/15/2011	500	537
5.625%, 8/15/2012	1,000	1,022
7.875%, 7/30/2030	400	472
5.500%, 5/15/2033	450	410
Wal-Mart Stores, Inc.
4.375%, 7/12/2007	2,075	2,091
6.875%, 8/10/2009	600	662
4.000%, 1/15/2010	550	547
4.125%, 7/1/2010	150	149
4.125%, 2/15/2011	375	372
4.550%, 5/1/2013	775	782
4.500%, 7/1/2015	300	299
7.550%, 2/15/2030	700	957
Yum! Brands, Inc.
8.875%, 4/15/2011	750	904
7.700%, 7/1/2012	250	292
Consumer Noncyclical (0.8%)
Abbott Laboratories
5.625%, 7/1/2006	500	509
3.500%, 2/17/2009	1,050	1,031
Albertson's, Inc.
7.500%, 2/15/2011	700	788
7.450%, 8/1/2029	300	343
8.000%, 5/1/2031	250	303
Altria Group, Inc.
5.625%, 11/4/2008	500	519
7.000%, 11/4/2013	300	335

25

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Amgen Inc.
4.000%, 11/18/2009	750	744
4.850%, 11/18/2014	500	514
Anheuser-Busch Cos., Inc.
6.000%, 4/15/2011	250	271
7.125%, 7/1/2017	400	438
6.800%, 8/20/2032	600	760
Anthem, Inc.
6.800%, 8/1/2012	550	625
Archer-Daniels-Midland Co.
8.125%, 6/1/2012	500	603
AstraZeneca PLC
5.400%, 6/1/2014	350	374
Baxter International, Inc.
4.625%, 3/15/2015	750	746
Boston Scientific
5.450%, 6/15/2014	825	866
Bottling Group LLC
4.625%, 11/15/2012	1,600	1,630
Bristol-Myers Squibb Co.
4.000%, 8/15/2008	500	499
5.750%, 10/1/2011	1,100	1,178
Bunge Ltd. Finance Corp.
4.375%, 12/15/2008	350	351
5.350%, 4/15/2014	475	490
C.R. Bard, Inc.
6.700%, 12/1/2026	450	523
Campbell Soup Co.
6.750%, 2/15/2011	1,000	1,119
Cardinal Health, Inc.
4.000%, 6/15/2015	100	92
CIGNA Corp.
7.400%, 5/15/2007	300	317
Cia. Brasil de Bebidas AmBev
10.500%, 12/15/2011	280	344
8.750%, 9/15/2013	250	290
Clorox Co.
4.200%, 1/15/2010	750	755
5.000%, 1/15/2015	325	336
Coca-Cola Enterprises Inc.
6.125%, 8/15/2011	1,400	1,526
8.500%, 2/1/2022	125	172
8.000%, 9/15/2022	250	331
6.950%, 11/15/2026	750	920
Conagra, Inc.
6.000%, 9/15/2006	375	383
7.875%, 9/15/2010	1,700	1,953
Diageo Capital PLC
3.500%, 11/19/2007	550	543
3.375%, 3/20/2008	700	686
Eli Lilly & Co.
6.000%, 3/15/2012	250	274

26

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

General Mills, Inc.
2.625%, 10/24/2006	775	761
5.125%, 2/15/2007	850	863
6.000%, 2/15/2012	242	263
Gillette Co.
4.125%, 8/30/2007	400	402
GlaxoSmithKline Capital Inc.
2.375%, 4/16/2007	700	681
5.375%, 4/15/2034	300	321
Grand Metropolitan Investment Corp.
9.000%, 8/15/2011	1,000	1,246
H.J. Heinz Co.
(5)6.750%, 3/15/2032	500	619
Hospira, Inc.
4.950%, 6/15/2009	300	306
5.900%, 6/15/2014	200	215
Johnson & Johnson
3.800%, 5/15/2013	425	412
4.950%, 5/15/2033	250	258
Kellogg Co.
2.875%, 6/1/2008	250	241
6.600%, 4/1/2011	500	555
Kimberly-Clark Corp.
5.625%, 2/15/2012	250	269
Kraft Foods, Inc.
4.625%, 11/1/2006	1,200	1,208
4.125%, 11/12/2009	900	893
5.625%, 11/1/2011	400	423
6.250%, 6/1/2012	500	548
6.500%, 11/1/2031	875	1,028
Kroger Co.
7.800%, 8/15/2007	50	53
6.800%, 4/1/2011	375	411
6.200%, 6/15/2012	1,000	1,072
4.950%, 1/15/2015	500	495
7.500%, 4/1/2031	600	724
Merck & Co.
4.750%, 3/1/2015	250	251
6.400%, 3/1/2028	225	261
Newell Rubbermaid, Inc.
4.000%, 5/1/2010	500	489
PepsiAmericas Inc.
5.000%, 5/15/2017	450	460
Pfizer, Inc.
4.500%, 2/15/2014	1,000	1,008
Philip Morris Cos., Inc.
7.650%, 7/1/2008	450	490
7.750%, 1/15/2027	675	811
Procter & Gamble Co.
6.875%, 9/15/2009	750	830
4.950%, 8/15/2014	100	104
5.800%, 8/15/2034	625	704

27

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Procter & Gamble Co. ESOP
9.360%, 1/1/2021	1,200	1,618
Quest Diagnostic, Inc.
6.750%, 7/12/2006	775	794
Safeway, Inc.
4.950%, 8/16/2010	350	352
6.500%, 3/1/2011	1,000	1,080
Sara Lee Corp.
6.125%, 11/1/2032	575	606
Schering-Plough Corp.
(5)5.550%, 12/1/2013	575	609
(5)6.750%, 12/1/2033	300	364
Tyson Foods, Inc.
7.250%, 10/1/2006	200	207
8.250%, 10/1/2011	600	707
Unilever Capital Corp.
7.125%, 11/1/2010	450	508
5.900%, 11/15/2032	250	286
UnitedHealth Group, Inc.
5.200%, 1/17/2007	700	712
3.375%, 8/15/2007	150	148
4.125%, 8/15/2009	275	274
5.000%, 8/15/2014	350	362
4.875%, 3/15/2015	250	256
Wellpoint Health Networks Inc.
6.375%, 1/15/2012	200	221
Wellpoint Inc.
3.750%, 12/14/2007	425	419
4.250%, 12/15/2009	175	174
5.000%, 12/15/2014	125	128
5.950%, 12/15/2034	350	382
Wyeth
(5)4.375%, 3/1/2008	500	500
(5)6.950%, 3/15/2011	500	556
(5)5.500%, 3/15/2013	250	262
5.500%, 2/1/2014	700	735
6.450%, 2/1/2024	400	458
6.500%, 2/1/2034	200	234
Energy (0.3%)
Alberta Energy Co. Ltd.
7.375%, 11/1/2031	750	949
Amerada Hess Corp.
6.650%, 8/15/2011	425	468
7.875%, 10/1/2029	625	791
Anadarko Finance Co.
7.500%, 5/1/2031	725	921
Apache Finance Canada
7.750%, 12/15/2029	225	311
Baker Hughes, Inc.
6.875%, 1/15/2029	400	498

28

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

BP Capital Markets PLC
2.750%, 12/29/2006	450	442
2.625%, 3/15/2007	800	785
Burlington Resources, Inc.
6.680%, 2/15/2011	375	414
7.400%, 12/1/2031	1,100	1,396
Canadian Natural Resources
5.450%, 10/1/2012	650	676
7.200%, 1/15/2032	75	92
ChevronTexaco Capital Co.
3.500%, 9/17/2007	750	744
Conoco Funding Co.
5.450%, 10/15/2006	1,000	1,019
6.350%, 10/15/2011	175	194
Conoco, Inc.
6.350%, 4/15/2009	1,400	1,508
Devon Financing Corp.
7.875%, 9/30/2031	1,200	1,568
Diamond Offshore Drilling
(3)4.875%, 7/1/2015	100	100
Encana Corp.
4.600%, 8/15/2009	425	429
Encana Holdings Finance Corp.
5.800%, 5/1/2014	50	54
Halliburton Co.
5.500%, 10/15/2010	250	262
Marathon Oil Corp.
6.125%, 3/15/2012	400	434
6.800%, 3/15/2032	250	293
Nexen, Inc.
5.050%, 11/20/2013	400	399
7.875%, 3/15/2032	100	129
Norsk Hydro
6.360%, 1/15/2009	500	535
7.250%, 9/23/2027	300	388
7.150%, 1/15/2029	250	322
Occidental Petroleum
6.750%, 1/15/2012	625	704
7.200%, 4/1/2028	400	503
Ocean Energy, Inc.
4.375%, 10/1/2007	250	250
PanCanadian Energy Corp.
7.200%, 11/1/2031	225	281
Petro-Canada
4.000%, 7/15/2013	800	760
7.875%, 6/15/2026	100	130
5.350%, 7/15/2033	450	430
5.950%, 5/15/2035	500	520
PF Export Receivables Master Trust
(3)6.600%, 12/1/2011	1,414	1,494

29

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Pioneer Natural Resources Co.
5.875%, 7/15/2016	500	503
Sunoco, Inc.
4.875%, 10/15/2014	175	175
Talisman Energy, Inc.
5.125%, 5/15/2015	100	102
Tosco Corp.
8.125%, 2/15/2030	1,900	2,679
XTO Energy, Inc.
6.250%, 4/15/2013	250	271
5.000%, 1/31/2015	200	199
5.300%, 6/30/2015	150	152
Technology (0.2%)
Affiliated Computer Services
4.700%, 6/1/2010	100	100
5.200%, 6/1/2015	75	74
Computer Sciences Corp.
3.500%, 4/15/2008	500	489
Deluxe Corp.
3.500%, 10/1/2007	175	171
Electronic Data Systems
(5)6.500%, 8/1/2013	425	436
Electronic Data Systems Global
7.450%, 10/15/2029	125	134
First Data Corp.
4.500%, 6/15/2010	200	202
5.625%, 11/1/2011	1,500	1,598
4.850%, 10/1/2014	350	354
4.950%, 6/15/2015	275	279
Hewlett-Packard Co.
5.750%, 12/15/2006	500	512
3.625%, 3/15/2008	700	690
International Business Machines Corp.
4.875%, 10/1/2006	500	506
6.450%, 8/1/2007	1,000	1,048
3.800%, 2/1/2008	175	174
5.375%, 2/1/2009	325	339
4.750%, 11/29/2012	1,000	1,024
7.125%, 12/1/2096	950	1,226
Motorola, Inc.
7.625%, 11/15/2010	975	1,109
8.000%, 11/1/2011	100	117
7.500%, 5/15/2025	325	398
6.500%, 11/15/2028	175	195
Science Applications International Corp.
6.250%, 7/1/2012	100	110
5.500%, 7/1/2033	100	104
SunGard Data Systems, Inc.
3.750%, 1/15/2009	100	91
4.875%, 1/15/2014	75	61
Transportation (0.2%)

30

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

American Airlines, Inc. Pass-Through Certificates
6.855%, 4/15/2009	429	439
7.024%, 10/15/2009	600	619
Burlington Northern Santa Fe Corp.
7.125%, 12/15/2010	1,000	1,131
6.750%, 7/15/2011	700	782
7.000%, 12/15/2025	200	246
Canadian National Railway Co.
4.250%, 8/1/2009	300	301
6.800%, 7/15/2018	775	920
6.250%, 8/1/2034	350	412
Canadian Pacific Rail
7.125%, 10/15/2031	450	575
CNF, Inc.
6.700%, 5/1/2034	350	390
Continental Airlines Enhanced Equipment Trust Certificates
6.648%, 9/15/2017	688	672
CSX Corp.
6.750%, 3/15/2011	400	443
6.300%, 3/15/2012	1,000	1,094
ERAC USA Finance Co.
(3)7.350%, 6/15/2008	475	513
FedEx Corp.
2.650%, 4/1/2007	325	317
3.500%, 4/1/2009	400	389
Hertz Corp.
6.350%, 6/15/2010	250	238
7.400%, 3/1/2011	1,000	984
7.625%, 6/1/2012	500	494
Norfolk Southern Corp.
6.200%, 4/15/2009	1,250	1,330
7.700%, 5/15/2017	400	500
9.750%, 6/15/2020	116	171
5.590%, 5/17/2025	72	75
7.250%, 2/15/2031	78	100
7.050%, 5/1/2037	200	250
7.900%, 5/15/2097	100	139
Northwest Airlines, Inc. Pass-Through Certificates
6.841%, 4/1/2011	800	756
Southwest Airlines Co.
6.500%, 3/1/2012	650	708
5.125%, 3/1/2017	400	392
Union Pacific Corp.
3.625%, 6/1/2010	1,000	960
6.125%, 1/15/2012	100	108
7.125%, 2/1/2028	600	746
6.625%, 2/1/2029	200	235

31

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Other (0.0%)
Black &Decker Corp.
4.750%, 11/1/2014	625	621
Rockwell International Corp.
6.700%, 1/15/2028	200	248

		307,644

Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.
5.500%, 2/15/2013	550	577
6.650%, 2/15/2033	400	470
Alabama Power Co.
3.500%, 11/15/2007	400	395
5.500%, 10/15/2017	1,300	1,400
Arizona Public Service Co.
5.800%, 6/30/2014	100	108
4.650%, 5/15/2015	775	772
Boston Edison Co.
4.875%, 4/15/2014	225	230
CenterPoint Energy Houston
5.700%, 3/15/2013	1,250	1,339
Cincinnati Gas & Electric Co.
5.700%, 9/15/2012	675	721
Cleveland Electric Illumination Co.
7.880%, 11/1/2017	200	253
Commonwealth Edison Co.
3.700%, 2/1/2008	350	346
6.150%, 3/15/2012	600	662
4.700%, 4/15/2015	175	175
Consolidated Edison, Inc.
5.300%, 3/1/2035	800	823
Constellation Energy Group, Inc.
6.125%, 9/1/2009	600	637
7.000%, 4/1/2012	500	563
4.550%, 6/15/2015	500	485
7.600%, 4/1/2032	250	317
Consumers Energy Co.
4.250%, 4/15/2008	175	174
5.000%, 2/15/2012	725	739
5.375%, 4/15/2013	175	182
5.500%, 8/15/2016	425	442
Dominion Resources, Inc.
6.300%, 3/15/2033	750	813
5.250%, 8/1/2015	200	203
DTE Energy Co.
7.050%, 6/1/2011	250	281
Duke Energy Corp.
3.750%, 3/5/2008	500	494
6.250%, 1/15/2012	675	736
5.625%, 11/30/2012	500	530

32

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

El Paso Electric Co.
6.000%, 5/15/2035	175	184
Energy East Corp.
6.750%, 6/15/2012	500	566
Entergy Gulf States
3.600%, 6/1/2008	250	245
FirstEnergy Corp.
5.500%, 11/15/2006	675	686
7.375%, 11/15/2031	850	1,038
6.450%, 11/15/2011	750	820
Florida Power & Light Co.
4.950%, 6/1/2035	700	693
4.850%, 2/1/2013	250	259
5.950%, 10/1/2033	500	570
HQI Transelec Chile SA
7.875%, 4/15/2011	850	980
Jersey Central Power & Light
5.625%, 5/1/2016	350	374
MidAmerican Energy Holdings Co.
5.875%, 10/1/2012	750	797
5.000%, 2/15/2014	300	303
6.750%, 12/30/2031	1,050	1,298
National Rural Utilities Cooperative Finance Corp.
6.500%, 3/1/2007	425	441
7.250%, 3/1/2012	725	840
4.750%, 3/1/2014	700	713
8.000%, 3/1/2032	600	836
NiSource Finance Corp.
3.200%, 11/1/2006	600	593
7.875%, 11/15/2010	250	288
5.400%, 7/15/2014	675	695
Oncor Electric Delivery Co.
6.375%, 1/15/2015	400	445
7.000%, 5/1/2032	250	304
7.250%, 1/15/2033	850	1,051
PacifiCorp
6.900%, 11/15/2011	500	566
5.250%, 6/15/2035	475	474
Pacific Gas & Electric Co.
3.600%, 3/1/2009	850	832
4.200%, 3/1/2011	225	221
4.800%, 3/1/2014	150	151
6.050%, 3/1/2034	1,300	1,440
Pepco Holdings, Inc.
5.500%, 8/15/2007	500	511
6.450%, 8/15/2012	175	191
PPL Electric Utilities Corp.
6.250%, 8/15/2009	800	856
PPL Energy Supply LLC
6.400%, 11/1/2011	250	274

33

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Progress Energy, Inc.
6.050%, 4/15/2007	450	463
4.500%, 6/1/2010	700	702
7.750%, 3/1/2031	200	250
7.000%, 10/30/2031	500	577
PSEG Power Corp.
6.950%, 6/1/2012	400	451
8.625%, 4/15/2031	550	765
Public Service Co. of Colorado
4.375%, 10/1/2008	725	729
Public Service Co. of New Mexico
4.400%, 9/15/2008	750	750
Puget Sound Energy Inc.
5.483%, 6/1/2035	100	103
South Carolina Electric & Gas Co.
6.625%, 2/1/2032	450	557
5.300%, 5/15/2033	750	782
Southern California Edison Co.
5.000%, 1/15/2014	250	256
5.000%, 1/15/2016	400	410
6.000%, 1/15/2034	675	756
5.750%, 4/1/2035	275	300
TXU Energy Co.
6.125%, 3/15/2008	500	519
United Utilities PLC
5.375%, 2/1/2019	700	705
Virginia Electric & Power Co.
5.375%, 2/1/2007	1,525	1,552
Wisconsin Electric Power Co.
5.625%, 5/15/2033	200	215
Xcel Energy, Inc.
7.000%, 12/1/2010	300	335
Natural Gas (0.2%)
Atmos Energy Corp.
4.000%, 10/15/2009	500	489
4.950%, 10/15/2014	1,000	1,004
Columbia Energy Group
7.620%, 11/28/2025	250	259
Consolidated Natural Gas
5.375%, 11/1/2006	900	914
5.000%, 12/1/2014	350	354
Duke Energy Field Services
7.875%, 8/16/2010	275	316
Enbridge Energy Partners
4.900%, 3/1/2015	325	325
Enron Corp.
**9.125%, 4/1/2003	700	227
**7.125%, 5/15/2007	300	97
**6.875%, 10/15/2007	1,000	325

34

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Enterprise Products Operating LP
4.950%, 6/1/2010	475	478
5.600%, 10/15/2014	600	618
6.875%, 3/1/2033	150	169
6.650%, 10/15/2034	150	166
Kinder Morgan Energy Partners LP
5.125%, 11/15/2014	475	482
5.800%, 3/15/2035	300	304
Kinder Morgan, Inc.
6.500%, 9/1/2012	700	772
KN Energy, Inc.
7.250%, 3/1/2028	100	119
Oneok Inc.
5.200%, 6/15/2015	300	306
6.000%, 6/15/2035	275	284
San Diego Gas & Electric
5.350%, 5/15/2035	100	104
Sempra Energy
7.950%, 3/1/2010	100	114
6.000%, 2/1/2013	1,000	1,066
Texas Gas Transmission
4.600%, 6/1/2015	250	246
TGT Pipeline, LLC
(3)5.500%, 2/1/2017	200	203
Trans-Canada Pipelines
4.000%, 6/15/2013	750	718
Yosemite Security Trust
(3)**8.250%, 11/15/2004	4,000	1,740

		58,778

TOTAL CORPORATE BONDS
(Cost $801,422)		818,276

SOVEREIGN BONDS (1.5)%
(U.S. Dollar-Denominated)

African Development Bank
3.250%, 8/1/2008	600	590
Asian Development Bank
4.875%, 2/5/2007	2,400	2,439
4.500%, 9/4/2012	500	517
5.593%, 7/16/2018	500	561
Bayerische Landesbank
6.625%, 6/25/2007	250	263
2.875%, 10/15/2008	500	483
Canadian Government
6.750%, 8/28/2006	1,050	1,086
5.250%, 11/5/2008	450	468
Canadian Mortgage & Housing
2.950%, 6/2/2008	400	389

35

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

China Development Bank
4.750%, 10/8/2014	450	452
Corporacion Andina de Fomento
7.375%, 1/18/2011	1,000	1,142
5.200%, 5/21/2013	225	232
Development Bank of Japan
4.250%, 6/9/2015	250	248
Eksportfinans
3.375%, 1/15/2008	600	593
4.375%, 7/15/2009	575	584
European Investment Bank
3.000%, 8/15/2006	1,100	1,091
4.875%, 9/6/2006	2,550	2,585
7.125%, 9/18/2006	200	208
4.625%, 3/1/2007	3,800	3,847
2.375%, 6/15/2007	250	244
3.125%, 10/15/2007	1,000	987
3.875%, 8/15/2008	1,375	1,375
4.625%, 5/15/2014	1,200	1,248
Export Development Canada
4.000%, 8/1/2007	350	350
Export-Import Bank of Korea
4.500%, 8/12/2009	725	727
4.625%, 3/16/2010	200	202
5.125%, 3/16/2015	150	153
Federation of Malaysia
8.750%, 6/1/2009	500	578
7.500%, 7/15/2011	250	290
Financement Quebec
5.000%, 10/25/2012	500	524
Hellenic Republic
6.950%, 3/4/2008	525	562
Instituto de Credito Oficial
6.000%, 5/19/2008	750	792
Inter-American Development Bank
6.375%, 10/22/2007	608	642
5.750%, 2/26/2008	750	785
5.375%, 11/18/2008	175	184
5.625%, 4/16/2009	3,000	3,193
8.500%, 3/15/2011	175	212
7.000%, 6/15/2025	250	327
International Bank for Reconstruction & Development
4.375%, 9/28/2006	700	707
4.125%, 6/24/2009	1,750	1,769
4.125%, 8/12/2009	1,775	1,797
International Finance Corp.
3.000%, 4/15/2008	700	685
Japan Finance Corp.
4.625%, 4/21/2015	500	509
KFW International Finance, Inc.
5.250%, 6/28/2006	800	812

36

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Korea Development Bank
4.750%, 7/20/2009	900	912
5.750%, 9/10/2013	1,100	1,178
Korea Electric Power
7.750%, 4/1/2013	400	479
Kredit Fuer Wiederaufbau
2.375%, 9/25/2006	1,100	1,084
3.250%, 7/16/2007	3,825	3,787
3.500%, 3/14/2008	2,125	2,105
4.250%, 6/15/2010	800	807
Landwirtschaft Rentenbank
3.375%, 11/15/2007	1,200	1,188
3.250%, 6/16/2008	300	294
3.875%, 9/4/2008	1,000	999
3.625%, 10/20/2009	225	222
Nordic Investment Bank
3.125%, 4/24/2008	400	392
Oesterreich Kontrollbank
5.125%, 3/20/2007	1,550	1,582
Ontario Hydro Electric
6.100%, 1/30/2008	500	525
7.450%, 3/31/2013	600	730
Pemex Project Funding Master Trust
8.500%, 2/15/2008	475	520
(5)7.875%, 2/1/2009	1,295	1,415
9.125%, 10/13/2010	250	293
(5)8.000%, 11/15/2011	100	113
7.375%, 12/15/2014	1,500	1,672
(3)5.750%, 12/15/2015	600	594
(5)8.625%, 2/1/2022	600	730
(3)6.625%, 6/15/2035	350	339
People's Republic of China
7.300%, 12/15/2008	200	220
4.750%, 10/29/2013	200	202
Province of British Columbia
5.375%, 10/29/2008	1,800	1,885
Province of Manitoba
7.500%, 2/22/2010	1,000	1,143
Province of New Brunswick
3.500%, 10/23/2007	500	495
Province of Nova Scotia
5.750%, 2/27/2012	250	272
Province of Ontario
3.350%, 7/16/2007	925	912
5.500%, 10/1/2008	1,750	1,823
3.625%, 10/21/2009	225	222
5.125%, 7/17/2012	1,800	1,912
4.500%, 2/3/2015	575	583

37

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

Province of Quebec
5.750%, 2/15/2009	1,000	1,061
5.000%, 7/17/2009	1,250	1,294
4.600%, 5/26/2015	350	353
7.125%, 2/9/2024	400	522
7.500%, 9/15/2029	1,000	1,398
Quebec Hydro Electric
6.300%, 5/11/2011	2,000	2,201
8.400%, 1/15/2022	500	709
Region of Lombardy
5.804%, 10/25/2032	500	579
Republic of Chile
5.625%, 7/23/2007	925	950
7.125%, 1/11/2012	350	402
5.500%, 1/15/2013	100	106
Republic of Finland
4.750%, 3/6/2007	250	254
Republic of Hungary
4.750%, 2/3/2015	1,100	1,118
Republic of Italy
4.375%, 10/25/2006	1,800	1,812
2.750%, 12/15/2006	1,675	1,654
3.625%, 9/14/2007	1,500	1,493
3.750%, 12/14/2007	500	498
4.000%, 6/16/2008	1,000	1,000
6.000%, 2/22/2011	875	954
5.625%, 6/15/2012	4,325	4,730
4.500%, 1/21/2015	1,375	1,354
6.875%, 9/27/2023	125	158
5.375%, 6/15/2033	1,200	1,303
Republic of Korea
8.875%, 4/15/2008	950	1,068
4.250%, 6/1/2013	500	490
4.875%, 9/22/2014	925	934
Republic of Poland
6.250%, 7/3/2012	625	693
7.375%, 4/25/2012	1,175	1,346
6.500%, 6/2/2014	650	722
8.500%, 6/23/2017	250	322
State of Israel
4.625%, 6/15/2013	200	197
Swedish Export Credit Corp.
2.875%, 1/26/2007	425	420

38

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

United Mexican States
9.875%, 1/15/2007	250	272
8.625%, 3/12/2008	125	138
4.625%, 10/8/2008	550	551
10.375%, 2/17/2009	1,500	1,787
9.875%, 2/1/2010	500	603
8.375%, 1/14/2011	4,000	4,640
7.500%, 1/14/2012	250	282
6.375%, 1/16/2013	1,300	1,387
5.875%, 1/15/2014	750	776
6.625%, 3/3/2015	925	1,011
11.375%, 9/15/2016	100	148
8.125%, 12/30/2019	450	547
8.300%, 8/15/2031	1,450	1,783
7.500%, 4/8/2033	250	285
6.750%, 9/27/2034	400	420

TOTAL SOVEREIGN BONDS
(Cost $113,518)		115,786

TAXABLE MUNICIPAL BONDS (0.1%)

Illinois (Taxable Pension) GO
4.950%, 6/1/2023	750	773
5.100%, 6/1/2033	3,100	3,220
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)
5.501%, 5/1/2034	650	709
New Jersey Econ. Dev. Auth. State Pension Rev
7.425%, 2/15/2029	425	568
New Jersey Turnpike Auth. Rev
4.252%, 1/1/2016	350	346
Oregon (Taxable Pension) GO
5.762%, 6/1/2023	250	278
5.892%, 6/1/2027	375	432
Oregon School Board Assn
5.528%, 6/30/2028	125	136
Wisconsin Public Service Rev
4.800%, 5/1/2013	275	284
5.700%, 5/1/2026	325	362

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $6,370)		7,108

TEMPORARY CASH INVESTMENTS (1.5%)(1)

U.S. Agency Obligations (0.1%)
Federal Home Loan Mortgage Corp.+
(4)3.002%-3.031%, 7/19/2005	3,000	2,995
(4)3.047%, 7/20/2005	2,000	1,997

		4,992

39

Vanguard Balanced Index Fund Schedule of Investments June 30, 2005	Face Amount ($000)	Market Value ($000)

	Shares

Money Market Fund (1.4%)
Vanguard Market Liquidity Fund, 3.139%++	108,902,194	108,902

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $113,894)		113,894

TOTAL INVESTMENTS (100.6%)
(Cost $6,595,153)		7,604,886

OTHER ASSETS AND LIABILITIES--NET (-0.6%)		(46,147)

NET ASSETS (100%)		$7,558,739

*Non-income-producing security.
**Non-income-producing security — security in default.
†The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
††Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 59.7% and 1.1%, respectively, of net assets.
(2)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate value of these securities was $20,748,000, representing 0.3% of net assets.
(4)Securities with a value of $4,992,000 have been segregated as initial margin for open futures contracts. (5)Adjustable-rate note.
GO—General Obligation Bond.
PUT— Put Option Obligation. |
REIT—RealEstate Investment Trust.

© 2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation,Distributor.

SNA022 082005

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 16, 2005

VANGUARD BALANCED INDEX FUND
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.